UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: April 30

Date of reporting period: October 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
October 31, 2017
Columbia AMT-Free California Intermediate Muni Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia AMT-Free California Intermediate Muni Bond Fund   |  Semiannual Report 2017

Columbia AMT-Free California Intermediate Muni Bond Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia AMT-Free California Intermediate Muni Bond Fund (the Fund) seeks current income exempt from U.S. federal income tax and California individual income tax, consistent with moderate fluctuation of principal.
Portfolio management
Brian McGreevy
Co-portfolio manager
Managed Fund since 2011
Paul Fuchs, CFA
Co-portfolio manager
Managed Fund since 2012
Effective December 29, 2017, Mr. McGreevy will no longer manage the Fund. Paul Fuchs will continue as portfolio manager of the Fund and on December 29, 2017, Deborah Vargo will be added as a portfolio manager of the Fund.
Average annual total returns (%) (for the period ended October 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/09/02	2.36	1.33	2.52	4.01
	Including sales charges		-0.70	-1.72	1.89	3.68
Class C	Excluding sales charges	09/11/02	1.87	0.57	1.75	3.21
	Including sales charges		0.87	-0.42	1.75	3.21
Class R4*		03/19/13	2.39	1.58	2.79	4.26
Class R5*		11/08/12	2.43	1.56	2.86	4.29
Class Y*		03/01/17	2.55	1.75	2.81	4.26
Class Z		08/19/02	2.39	1.58	2.77	4.25
Bloomberg Barclays California 3-15 Year Blend Municipal Bond Index			2.20	1.96	2.90	4.57
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			2.19	2.05	2.70	4.39
Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays California 3-15 Year Blend Municipal Bond Index tracks investment grade bonds issued from the state of California and its municipalities.
The Bloomberg Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at October 31, 2017)
AAA rating	0.5
AA rating	44.2
A rating	33.6
BBB rating	17.0
BB rating	1.3
Not rated	3.4
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2017 — October 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,023.60	1,021.71	3.82	3.81	0.74
Class C	1,000.00	1,000.00	1,018.70	1,017.89	7.66	7.66	1.49
Class R4	1,000.00	1,000.00	1,023.90	1,022.98	2.53	2.53	0.49
Class R5	1,000.00	1,000.00	1,024.30	1,023.34	2.17	2.17	0.42
Class Y	1,000.00	1,000.00	1,025.50	1,023.54	1.96	1.96	0.38
Class Z	1,000.00	1,000.00	1,023.90	1,022.98	2.53	2.53	0.49
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments
October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 2.9%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 2.9%
State of California(a),(b)
Unlimited General Obligation Bonds
Kindergarten
VRDN Series 2013A2 (State Street)
05/01/2034	0.800%	7,820,000	7,820,000
VRDN Subordinated Series 2010B-7 (JPMorgan Chase Bank)
05/01/2040	0.780%	4,640,000	4,640,000
Total			12,460,000
Total Floating Rate Notes (Cost $12,460,000)			12,460,000

Municipal Bonds 94.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.1%
City of Los Angeles Department of Airports
Revenue Bonds
Subordinated Series 2017B
05/15/2029	5.000%	330,000	403,055
05/15/2030	5.000%	500,000	605,470
Subordinated Refunding Revenue Bonds
Series 2015C
05/15/2029	5.000%	2,410,000	2,868,864
County of Orange Airport
Revenue Bonds
Series 2009A
07/01/2025	5.250%	1,500,000	1,600,530
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2036	5.000%	1,750,000	2,021,005
Unrefunded Revenue Bonds
Series 2008A (AGM)
07/01/2023	5.000%	870,000	892,603
Norman Y. Mineta San Jose International Airport
Refunding Revenue Bonds
Series 2014B
03/01/2027	5.000%	2,000,000	2,368,120
Series 2014C
03/01/2030	5.000%	2,500,000	2,929,225
San Diego County Regional Airport Authority
Refunding Revenue Bonds
Subordinated Series 2017A
07/01/2033	5.000%	1,000,000	1,200,110
07/01/2034	5.000%	700,000	836,773
Subordinated Revenue Bonds
Series 2010A
07/01/2024	5.000%	1,000,000	1,096,830
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Airport Commission - San Francisco International Airport
Prerefunded 05/01/21 Revenue Bonds
Series 2011-2
05/01/2026	5.250%	555,000	629,303
San Francisco City & County Airports Commission - San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2009C (AGM)
05/01/2018	5.000%	1,825,000	1,861,938
2nd Series 2016A
05/01/2026	5.000%	1,975,000	2,463,852
Total			21,777,678
Charter Schools 3.4%
California School Finance Authority(c)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2029	5.000%	1,100,000	1,242,912
08/01/2030	5.000%	1,505,000	1,692,809
08/01/2031	5.000%	925,000	1,037,286
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2030	5.000%	1,700,000	1,915,883
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,010,000	1,099,809
KIPP Los Angeles Projects
Series 2015A
07/01/2035	5.000%	1,250,000	1,431,950
Series 2017
07/01/2037	5.000%	3,090,000	3,518,768
River Springs Charter School Project
Series 2015
07/01/2025	5.250%	2,000,000	2,072,580
California School Finance Authority
Revenue Bonds
KIPP Los Angeles Projects
Series 2014A
07/01/2034	5.000%	600,000	679,716
Total			14,691,713
Health Services 0.3%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2032	5.000%	1,120,000	1,273,104

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 4.7%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2034	5.000%	1,485,000	1,724,323
04/01/2035	5.000%	2,000,000	2,309,920
Revenue Bonds
California Lutheran University
Series 2008
10/01/2021	5.250%	1,230,000	1,272,718
Chapman University
Series 2015
04/01/2026	5.000%	1,000,000	1,194,340
Pitzer College
Series 2009
04/01/2019	5.000%	1,610,000	1,697,600
University of Southern California
Series 2009C
10/01/2024	5.250%	3,000,000	3,716,160
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/2025	5.000%	395,000	457,386
04/01/2026	5.000%	1,000,000	1,149,230
Biola University
Series 2017
10/01/2031	5.000%	540,000	647,384
10/01/2032	5.000%	615,000	733,757
Revenue Bonds
Biola University
Series 2013
10/01/2024	5.000%	505,000	583,608
10/01/2028	5.000%	840,000	952,291
California Municipal Finance Authority(c)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2026	4.000%	1,000,000	1,033,370
California Statewide Communities Development Authority(c)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2032	5.000%	1,135,000	1,261,382
California Statewide Communities Development Authority
Revenue Bonds
California Baptist University
Series 2014A
11/01/2023	5.125%	715,000	785,978
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lancer Plaza Project
Series 2013
11/01/2023	5.125%	670,000	732,987
Total			20,252,434
Hospital 9.5%
ABAG Finance Authority for Nonprofit Corps.
Revenue Bonds
Sharp Healthcare
Series 2011A
08/01/2024	5.250%	2,750,000	3,105,878
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars Sinai Medical Center
Series 2015
11/15/2028	5.000%	1,000,000	1,225,010
El Camino Hospital
Series 2015A
02/01/2027	5.000%	1,500,000	1,768,410
Marshall Medical Center
Series 2015
11/01/2023	5.000%	325,000	382,255
Sutter Health
Series 2017A
11/15/2033	5.000%	1,000,000	1,194,210
Sutter Health Obligation Group
Series 2011D
08/15/2026	5.000%	2,250,000	2,552,850
Revenue Bonds
Children’s Hospital of Orange County
Series 2009
11/01/2021	6.000%	2,000,000	2,202,280
City of Hope Obligation Group
Series 2012A
11/15/2021	5.000%	600,000	682,662
Dignity Health
Series 2009E
07/01/2025	5.625%	1,500,000	1,611,585
El Camino Hospital
Series 2017
02/01/2033	5.000%	2,500,000	2,928,075
02/01/2034	5.000%	500,000	583,400
Kaiser Permanente
Subordinated Series 2017A-1-G
11/01/2027	5.000%	1,875,000	2,362,650
Lucile Salter Packard Children’s Hospital
Series 2014
08/15/2028	5.000%	300,000	350,019
Series 2017
11/15/2034	5.000%	250,000	296,445
11/15/2035	5.000%	270,000	319,124

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Providence Health & Services
Series 2014A
10/01/2030	5.000%	1,500,000	1,759,290
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2027	5.000%	1,200,000	1,399,416
Series 2017A
02/01/2033	5.000%	2,770,000	3,173,423
California Statewide Communities Development Authority
Refunding Revenue Bonds
Enloe Medical Center
Series 2015
08/15/2030	5.000%	1,990,000	2,355,284
Huntington Memorial Hospital
Series 2014B
07/01/2033	5.000%	2,300,000	2,631,752
Revenue Bonds
Henry Mayo Newhall Memorial
Series 2014A (AGM)
10/01/2027	5.000%	1,000,000	1,155,000
Kaiser Permanente
Series 2009A
04/01/2019	5.000%	2,000,000	2,110,860
Loma Linda University Medical Center
Series 2014
12/01/2034	5.250%	3,000,000	3,326,640
Sutter Health
Series 2011A
08/15/2026	5.500%	1,000,000	1,116,290
Total			40,592,808
Joint Power Authority 3.9%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Pacific Gas and Electric
Series 2017E
11/01/2026	1.750%	1,000,000	1,000,870
M-S-R Public Power Agency
Subordinated Revenue Bonds
Lien
Series 2008L (AGM)
07/01/2021	5.000%	2,500,000	2,564,950
Northern California Power Agency
Refunding Revenue Bonds
Hydroelectric Project No. 1
Series 2008C (AGM)
07/01/2022	5.000%	3,000,000	3,077,730
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northern California Transmission Agency
Refunding Revenue Bonds
California-Oregon Project
Series 2016
05/01/2032	5.000%	1,500,000	1,777,905
Southern California Public Power Authority
Refunding Revenue Bonds
Series 2008A
07/01/2022	5.000%	2,000,000	2,052,780
Series 2015C
07/01/2026	5.000%	5,000,000	6,097,050
Total			16,571,285
Local Appropriation 2.2%
City & County of San Francisco
Certificate of Participation
Multiple Capital Improvement Projects
Series 2009B
04/01/2024	5.000%	1,495,000	1,575,909
Los Angeles County Public Works Financing Authority
Refunding Revenue Bonds
Series 2015B
12/01/2025	5.000%	1,750,000	2,167,883
Oakland Joint Powers Financing Authority
Refunding Revenue Bonds
Oakland Administration Buildings
Series 2008B (AGM)
08/01/2022	5.000%	2,000,000	2,058,620
Riverside Public Financing Authority
Refunding Revenue Bonds
Series 2012A
11/01/2027	5.000%	2,145,000	2,456,175
11/01/2028	5.000%	1,155,000	1,320,188
Total			9,578,775
Local General Obligation 9.9%
Compton Community College District
Unlimited General Obligation Refunding Bonds
Series 2012
07/01/2022	5.000%	2,095,000	2,440,507
Compton Unified School District(d)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C (AMBAC)
06/01/2023	0.000%	2,025,000	1,818,167
06/01/2024	0.000%	1,925,000	1,676,656
Culver City School Facilities Financing Authority
Revenue Bonds
Unified School District
Series 2005 (AGM)
08/01/2023	5.500%	1,490,000	1,817,889

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
East Side Union High School District
Unlimited General Obligation Refunding Bonds
2012 Crossover
Series 2006 (AGM)
09/01/2020	5.250%	1,280,000	1,426,867
Long Beach Community College District
Unlimited General Obligation Bonds
2008 Election
Series 2012B
08/01/2023	5.000%	700,000	819,203
Long Beach Unified School District(d)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2031	0.000%	1,375,000	845,996
Monterey Peninsula Community College District(d)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2028	0.000%	2,125,000	1,600,231
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/2025	5.000%	650,000	801,353
Palomar Community College District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2006
Series 2010B
08/01/2022	0.000%	2,140,000	1,974,471
Pomona Unified School District(d)
Unlimited General Obligation Bonds
Election 2008
Series 2016G (AGM)
08/01/2032	0.000%	1,000,000	608,730
Rancho Santiago Community College District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	3,785,000	2,486,897
Rancho Santiago Community College District
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
09/01/2019	5.250%	1,000,000	1,077,840
Rescue Union School District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 1998
Series 2005 (NPFGC)
09/01/2026	0.000%	1,100,000	886,391
Salinas Union High School District(d)
Unlimited General Obligation Bonds
BAN Series 2015
08/01/2020	0.000%	4,725,000	4,486,860
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Mateo Foster City School District
Revenue Bonds
Series 2005 (AGM)
08/15/2019	5.500%	2,000,000	2,157,040
Saugus Union School District
Unlimited General Obligation Refunding Bonds
Series 2006 (NPFGC)
08/01/2021	5.250%	2,375,000	2,722,605
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2028	5.000%	1,000,000	1,155,240
08/01/2032	5.000%	1,500,000	1,695,975
Simi Valley Unified School District
Unlimited General Obligation Refunding Bonds
Series 2017
08/01/2025	5.000%	1,000,000	1,236,110
08/01/2026	5.000%	2,000,000	2,504,760
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2011 (AGM)
08/01/2023	5.250%	3,000,000	3,429,600
Series 2012
08/01/2027	5.000%	2,365,000	2,739,332
Total			42,408,720
Multi-Family 1.1%
California Municipal Finance Authority
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2035	5.000%	400,000	439,916
Caritas Affordable Housing
Senior Series 2014
08/15/2030	5.000%	1,000,000	1,112,070
California Statewide Communities Development Authority
Refunding Revenue Bonds
University of California Irvine East Campus Apartments
Series 2012
05/15/2019	5.000%	1,000,000	1,055,300
05/15/2020	5.000%	750,000	816,450
Revenue Bonds
Series 2017
05/15/2032	5.000%	1,000,000	1,182,990
Total			4,606,726
Municipal Power 4.4%
City of Redding Electric System
Refunding Revenue Bonds
Series 2017
06/01/2029	5.000%	1,250,000	1,529,062

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Riverside Electric
Revenue Bonds
Series 2008D (AGM)
10/01/2023	5.000%	1,000,000	1,035,450
City of Santa Clara Electric
Refunding Revenue Bonds
Series 2011A
07/01/2029	5.375%	1,000,000	1,141,460
City of Vernon Electric System
Unrefunded Revenue Bonds
Series 2009A
08/01/2021	5.125%	1,910,000	2,021,086
Imperial Irrigation District Electric System
Refunding Revenue Bonds
Series 2011D
11/01/2022	5.000%	2,860,000	3,266,091
11/01/2023	5.000%	1,040,000	1,187,670
Los Angeles Department of Water & Power System
Revenue Bonds
Power System
Series 2009B
07/01/2023	5.250%	2,000,000	2,138,160
Series 2014D
07/01/2033	5.000%	1,700,000	2,000,407
Redding Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2015A
06/01/2031	5.000%	1,045,000	1,212,660
Sacramento Municipal Utility District
Unrefunded Revenue Bonds
Series 2008U (AGM)
08/15/2021	5.000%	920,000	949,541
Turlock Irrigation District
Refunding Revenue Bonds
First Priority
Subordinated Series 2014
01/01/2030	5.000%	850,000	988,168
01/01/2031	5.000%	1,000,000	1,157,870
Total			18,627,625
Other Bond Issue 1.3%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Salvation Army Western Territory (The)
Series 2016
09/01/2033	4.000%	400,000	429,208
09/01/2034	4.000%	600,000	640,938
Walt Disney Family Museum
Series 2016
02/01/2032	4.000%	350,000	377,514
02/01/2033	4.000%	500,000	534,765
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2028	5.000%	635,000	731,641
County of San Diego
Refunding Revenue Bonds
Sanford Burnham Prebys Medical Discovery Group
Series 2015
11/01/2025	5.000%	350,000	424,651
Long Beach Bond Finance Authority
Refunding Revenue Bonds
Aquarium of the Pacific
Series 2012
11/01/2027	5.000%	2,210,000	2,505,322
Total			5,644,039
Ports 1.1%
Port of Los Angeles
Revenue Bonds
Series 2009A
08/01/2023	5.250%	2,000,000	2,144,660
San Diego Unified Port District
Refunding Revenue Bonds
Series 2013A
09/01/2027	5.000%	1,000,000	1,168,500
09/01/2028	5.000%	1,100,000	1,285,350
Total			4,598,510
Prepaid Gas 0.6%
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2029	6.125%	2,000,000	2,535,520
Recreation 1.0%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Segerstrom Center for the Arts
Series 2016
07/01/2026	5.000%	2,000,000	2,441,260
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2025	5.000%	1,665,000	1,923,125
Total			4,364,385
Refunded / Escrowed 7.5%
California Health Facilities Financing Authority
Prerefunded 07/01/19 Revenue Bonds
Dignity Health
Series 2009A
07/01/2029	6.000%	1,250,000	1,351,338

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Insured Episcopal Home
Series 2010B Escrowed to Maturity
02/01/2019	5.100%	265,000	272,274
California State Public Works Board
Prerefunded 03/01/20 Revenue Bonds
Various Capital Projects
Subordinated Series 2010A-1
03/01/2022	5.250%	2,000,000	2,189,940
California State University
Prerefunded 05/01/19 Revenue Bonds
Systemwide
Series 2009A
11/01/2022	5.250%	2,500,000	2,657,500
City & County of San Francisco
Prerefunded 06/15/20 Unlimited General Obligation Bonds
Earthquake Safety
Series 2010E
06/15/2027	5.000%	3,380,000	3,720,332
City of Los Angeles
Prerefunded 09/01/21 Unlimited General Obligation Bonds
Series 2011A
09/01/2025	5.000%	3,000,000	3,423,090
City of Los Angeles Wastewater System
Prerefunded 06/01/19 Revenue Bonds
Series 2009A
06/01/2025	5.750%	1,110,000	1,191,374
06/01/2025	5.750%	890,000	955,246
City of Newport Beach
Prerefunded 12/01/21 Revenue Bonds
Hoag Memorial Hospital Presbyterian
Series 2011
12/01/2030	5.875%	1,000,000	1,178,610
Pasadena Public Financing Authority
Prerefunded 03/01/21 Revenue Bonds
Rose Bowl Renovation
Series 2010A
03/01/2026	5.000%	2,500,000	2,808,350
Pico Rivera Public Financing Authority
Prerefunded 09/01/19 Revenue Bonds
Series 2009
09/01/2026	5.250%	1,085,000	1,165,746
San Diego Public Facilities Financing Authority Sewer
Prerefunded 05/15/19 Revenue Bonds
Senior Series 2009B
05/15/2025	5.250%	1,500,000	1,596,930
San Diego Public Facilities Financing Authority Water
Prerefunded 08/01/20 Revenue Bonds
Series 2010A
08/01/2024	5.000%	2,000,000	2,207,600
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Airport Commission - San Francisco International Airport
Prerefunded 05/03/21 Revenue Bonds
Series 2011-2
05/01/2026	5.250%	1,445,000	1,646,216
San Mateo Joint Powers Financing Authority
Prerefunded 07/15/18 Revenue Bonds
Youth Services Campus
Series 2008A
07/15/2028	5.250%	2,275,000	2,342,840
Sulphur Springs Union School District
Prerefunded 09/01/22 Special Tax Bonds
Community Facilities District
Series 2012
09/01/2028	5.000%	520,000	605,810
09/01/2029	5.000%	585,000	681,537
Tuolumne Wind Project Authority
Prerefunded 01/01/19 Revenue Bonds
Tuolumne Co. Project
Series 2009
01/01/2022	5.000%	1,000,000	1,045,800
University of California
Prerefunded 05/15/19 Revenue Bonds
Series 2009O
05/15/2020	5.000%	1,000,000	1,060,030
Total			32,100,563
Retirement Communities 5.4%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2024	5.375%	2,795,000	3,144,515
Series 2012
07/01/2021	5.000%	1,000,000	1,123,540
Revenue Bonds
Odd Fellows Home of California
Series 2012-A
04/01/2032	5.000%	4,750,000	5,464,495
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2028	5.000%	310,000	363,974
07/01/2029	5.000%	300,000	348,822
California Municipal Finance Authority
Refunding Revenue Bonds
Retirement Housing Foundation
Series 2017
11/15/2029	5.000%	390,000	475,812
11/15/2030	5.000%	600,000	736,692

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2019	5.000%	375,000	385,290
American Baptist Homes West
Series 2015
10/01/2024	5.000%	2,575,000	2,997,351
10/01/2026	5.000%	1,000,000	1,164,430
Episcopal Communities and Services
Series 2012
05/15/2027	5.000%	1,520,000	1,713,268
Front Porch Communities and Services
Series 2017
04/01/2030	5.000%	150,000	177,003
Revenue Bonds
Insured Redwoods Project
Series 2013
11/15/2028	5.000%	1,000,000	1,173,500
City of La Verne
Refunding Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/2024	5.000%	310,000	344,677
05/15/2025	5.000%	530,000	581,161
05/15/2026	5.000%	700,000	762,580
05/15/2029	5.000%	1,135,000	1,216,016
Los Angeles County Regional Financing Authority
Revenue Bonds
Montecedro, Inc. Project
Series 2014A
11/15/2034	5.000%	1,000,000	1,136,870
Total			23,309,996
Special Non Property Tax 0.3%
Berkeley Joint Powers Financing Authority
Revenue Bonds
Series 2016 (BAM)
06/01/2032	4.000%	500,000	540,320
06/01/2033	4.000%	415,000	446,507
06/01/2034	4.000%	250,000	267,612
Total			1,254,439
Special Property Tax 14.9%
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2023	5.000%	1,070,000	1,204,991
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Irvine
Refunding Special Assessment Bonds
Limited Obligation Reassessment District
Series 2015
09/02/2025	5.000%	1,300,000	1,548,196
Concord Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014 (BAM)
03/01/2025	5.000%	840,000	1,017,383
County of El Dorado
Refunding Special Tax Bonds
Community Facilities District No. 92-1
Series 2012
09/01/2026	5.000%	630,000	710,092
09/01/2027	5.000%	805,000	902,630
Emeryville Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014A (AGM)
09/01/2023	5.000%	2,415,000	2,864,383
09/01/2026	5.000%	1,000,000	1,197,680
09/01/2027	5.000%	1,000,000	1,193,440
09/01/2030	5.000%	815,000	958,407
09/01/2031	5.000%	590,000	692,182
Fontana Public Finance Authority
Tax Allocation Bonds
Lien-North Fontana Redevelopment
Subordinated Series 2005A (AMBAC)
10/01/2020	5.000%	1,515,000	1,519,545
Garden Grove Agency Community Development Successor Agency
Refunding Tax Allocation Bonds
Garden Grove Community Project
Series 2016 (BAM)
10/01/2030	5.000%	1,040,000	1,224,933
10/01/2031	5.000%	1,640,000	1,926,213
Glendale Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Central Glendale Redevelopment
Subordinated Series 2013 (AGM)
12/01/2021	5.000%	755,000	860,813
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Subordinated Series 2017 (BAM)
05/01/2032	5.000%	500,000	590,720
05/01/2033	5.000%	1,000,000	1,172,340
Irvine Unified School District
Refunding Special Tax Bonds
Series 2015
09/01/2030	5.000%	2,065,000	2,417,805
09/01/2031	5.000%	2,720,000	3,176,770

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2029	5.000%	530,000	614,514
09/01/2030	5.000%	625,000	721,262
09/01/2032	5.000%	625,000	714,937
La Quinta Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2030	5.000%	1,500,000	1,712,730
Long Beach Bond Finance Authority
Tax Allocation Bonds
Industrial Redevelopment Project Areas
Series 2002B (AMBAC)
11/01/2019	5.500%	1,070,000	1,162,534
Los Angeles Community Facilities District
Refunding Special Tax Bonds
Playa Vista-Phase 1
Series 2014
09/01/2030	5.000%	1,000,000	1,141,880
Los Angeles County Redevelopment Authority
Refunding Tax Allocation Bonds
Los Angeles Bunker Hill Project
Series 2014C (AGM)
12/01/2028	5.000%	3,000,000	3,608,940
Oakland Redevelopment Successor Agency
Subordinated Refunding Tax Allocation Bonds
Series 2013
09/01/2022	5.000%	2,000,000	2,315,860
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A (BAM)
10/01/2029	5.000%	890,000	1,069,798
10/01/2030	5.000%	350,000	416,836
Poway Unified School District
Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/2028	5.000%	1,770,000	1,954,841
09/01/2029	5.000%	1,200,000	1,320,744
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B
09/01/2026	5.000%	995,000	1,184,120
Rancho Cucamonga Redevelopment Agency Successor Agency
Tax Allocation Bonds
Rancho Redevelopment Project Area
Series 2014
09/01/2030	5.000%	700,000	814,968
Series 2014 (AGM)
09/01/2027	5.000%	2,200,000	2,599,344
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Riverside County Public Financing Authority
Tax Allocation Bonds
Project Area #1-Desert Communities
Series 2016 (BAM)
10/01/2031	4.000%	2,500,000	2,702,350
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay North Redevelopment Project
Series 2016
08/01/2030	5.000%	275,000	324,209
08/01/2031	5.000%	355,000	417,011
Mission Bay South Redevelopment Project
Series 2016
08/01/2031	5.000%	670,000	787,036
08/01/2032	5.000%	580,000	677,875
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2029	5.000%	225,000	263,988
08/01/2030	5.000%	175,000	204,607
San Francisco Redevelopment Projects
Series 2009B
08/01/2018	5.000%	1,255,000	1,291,684
San Mateo Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2015A
08/01/2028	5.000%	1,860,000	2,178,451
08/01/2029	5.000%	1,000,000	1,164,330
Semitropic Improvement District
Refunding Revenue Bonds
Series 2015A 2nd Lien (AGM)
12/01/2023	5.000%	300,000	358,680
12/01/2024	5.000%	400,000	485,620
Sulphur Springs Union School District
Unrefunded Special Tax Bonds
Community Facilities District
Series 2012
09/01/2028	5.000%	530,000	586,869
09/01/2029	5.000%	595,000	657,136
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2029	5.000%	1,200,000	1,391,748
Tustin Community Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2016
09/01/2032	4.000%	2,295,000	2,486,632

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Vista Redevelopment Agency Successor Agency
Tax Allocation Refunding Bonds
Series 2015B1 (AGM)
09/01/2024	5.000%	580,000	698,772
09/01/2026	5.000%	700,000	844,732
Total			64,053,561
State Appropriated 3.8%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2028	5.000%	1,500,000	1,733,070
Revenue Bonds
Department of Corrections and Rehabilitation
Series 2014C
10/01/2022	5.000%	1,925,000	2,241,008
Series 2015A
06/01/2028	5.000%	1,175,000	1,392,728
Various Capital Projects
Series 2011A
10/01/2020	5.000%	2,000,000	2,215,140
Series 2013I
11/01/2028	5.250%	3,000,000	3,574,620
Series 2014E
09/01/2030	5.000%	1,500,000	1,759,785
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	3,000,000	3,517,500
Total			16,433,851
State General Obligation 4.0%
State of California
Unlimited General Obligation Bonds
Series 2010
11/01/2024	5.000%	5,000,000	5,554,600
Various Purpose
Series 2009
04/01/2026	5.625%	2,000,000	2,126,020
10/01/2029	5.250%	1,500,000	1,615,770
Series 2011
10/01/2019	5.000%	4,000,000	4,296,200
Unlimited General Obligation Refunding Bonds
Series 2014
08/01/2032	5.000%	3,000,000	3,548,700
Total			17,141,290
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 2.2%
Golden State Tobacco Securitization Corp.
Asset-Backed Refunding Revenue Bonds
Series 2015A
06/01/2033	5.000%	4,000,000	4,656,560
Refunding Revenue Bonds
Series 2017A-1
06/01/2024	5.000%	4,000,000	4,661,280
Total			9,317,840
Turnpike / Bridge / Toll Road 1.9%
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2031	4.000%	2,000,000	2,218,340
Foothill-Eastern Transportation Corridor Agency(d)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	2,606,950
Foothill-Eastern Transportation Corridor Agency
Subordinated Refunding Revenue Bonds
Series 2014B-3
01/15/2053	5.500%	3,000,000	3,406,830
Total			8,232,120
Water & Sewer 5.5%
Central Coast Water Authority
Refunding Revenue Bonds
State Water Project Regional Facilities
Series 2016
10/01/2021	5.000%	5,000,000	5,701,600
City of Fresno Sewer System
Revenue Bonds
Series 2008A
09/01/2023	5.000%	1,000,000	1,032,560
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2025	5.000%	700,000	858,669
11/15/2026	5.000%	1,000,000	1,215,880
Kern County Water Agency Improvement District No. 4
Refunding Revenue Bonds
Series 2016A (AGM)
05/01/2027	5.000%	2,300,000	2,812,601
Los Angeles County Sanitation Districts Financing Authority
Subordinated Refunding Revenue Bonds
Capital Projects - District #14
Series 2015
10/01/2024	5.000%	1,050,000	1,270,532
10/01/2025	5.000%	1,100,000	1,346,719

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oxnard Financing Authority
Revenue Bonds
Project
Series 2006
06/01/2031	5.000%	4,315,000	4,325,787
Semitropic Improvement District
Refunding Revenue Bonds
Series 2012A
12/01/2023	5.000%	2,850,000	3,301,355
Stockton Public Financing Authority
Refunding Revenue Bonds
Series 2014 (BAM)
09/01/2028	5.000%	1,500,000	1,761,855
Total			23,627,558
Total Municipal Bonds (Cost $380,967,135)			402,994,540
Money Market Funds 0.3%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.680%	1,257,615	1,257,615
Total Money Market Funds (Cost $1,257,615)		1,257,615
Total Investments (Cost: $394,684,750)		416,712,155
Other Assets & Liabilities, Net		11,922,225
Net Assets		428,634,380

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate demand note where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2017, the value of these securities amounted to $16,306,749, which represents 3.80% of net assets.
(d)	Zero coupon bond.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	12,460,000	—	12,460,000
Municipal Bonds	—	402,994,540	—	402,994,540
Money Market Funds	1,257,615	—	—	1,257,615
Total Investments	1,257,615	415,454,540	—	416,712,155
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017	15

Statement of Assets and Liabilities
October 31, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$394,684,750
Investments in unaffiliated issuers, at value	416,712,155
Cash	7,754,172
Receivable for:
Investments sold	1,142,406
Capital shares sold	526,995
Interest	4,734,186
Expense reimbursement due from Investment Manager	1,544
Prepaid expenses	3,169
Other assets	2,146
Total assets	430,876,773
Liabilities
Payable for:
Capital shares purchased	1,074,735
Distributions to shareholders	1,005,856
Management services fees	5,499
Distribution and/or service fees	596
Transfer agent fees	42,448
Compensation of board members	84,821
Compensation of chief compliance officer	46
Other expenses	28,392
Total liabilities	2,242,393
Net assets applicable to outstanding capital stock	$428,634,380
Represented by
Paid in capital	411,416,012
Excess of distributions over net investment income	(51,814)
Accumulated net realized loss	(4,757,223)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	22,027,405
Total - representing net assets applicable to outstanding capital stock	$428,634,380
Class A
Net assets	$30,644,445
Shares outstanding	2,922,127
Net asset value per share	$10.49
Maximum offering price per share(a)	$10.81
Class C
Net assets	$14,054,056
Shares outstanding	1,340,955
Net asset value per share	$10.48
Class R4
Net assets	$878,064
Shares outstanding	83,945
Net asset value per share	$10.46
Class R5
Net assets	$6,432,455
Shares outstanding	616,450
Net asset value per share	$10.43
Class Y
Net assets	$793,301
Shares outstanding	75,857
Net asset value per share	$10.46
Class Z
Net assets	$375,832,059
Shares outstanding	35,919,566
Net asset value per share	$10.46

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
October 31, 2017 (Unaudited)
(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017	17

Statement of Operations
Six Months Ended October 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,736
Interest	7,104,923
Total income	7,108,659
Expenses:
Management services fees	1,016,813
Distribution and/or service fees
Class A	39,771
Class B(a)	28
Class C	74,666
Transfer agent fees
Class A	21,810
Class B(a)	4
Class C	10,264
Class R4	636
Class R5	1,883
Class Y	21
Class Z	261,020
Compensation of board members	13,457
Custodian fees	1,997
Printing and postage fees	8,372
Registration fees	7,719
Audit fees	16,277
Legal fees	5,791
Compensation of chief compliance officer	47
Other	7,639
Total expenses	1,488,215
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(318,357)
Expense reduction	(40)
Total net expenses	1,169,818
Net investment income	5,938,841
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	294,906
Net realized gain	294,906
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	3,846,779
Net change in unrealized appreciation (depreciation)	3,846,779
Net realized and unrealized gain	4,141,685
Net increase in net assets resulting from operations	$10,080,526

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017 (a)
Operations
Net investment income	$5,938,841	$11,965,545
Net realized gain (loss)	294,906	(2,186,554)
Net change in unrealized appreciation (depreciation)	3,846,779	(14,158,354)
Net increase (decrease) in net assets resulting from operations	10,080,526	(4,379,363)
Distributions to shareholders
Net investment income
Class A	(399,078)	(1,113,563)
Class B(b)	(48)	(176)
Class C	(131,628)	(266,249)
Class R4	(12,737)	(26,762)
Class R5	(79,877)	(180,405)
Class Y	(3,024)	(48)
Class Z	(5,247,625)	(10,409,826)
Total distributions to shareholders	(5,874,017)	(11,997,029)
Increase (decrease) in net assets from capital stock activity	730,867	(9,272,164)
Total increase (decrease) in net assets	4,937,376	(25,648,556)
Net assets at beginning of period	423,697,004	449,345,560
Net assets at end of period	$428,634,380	$423,697,004
Excess of distributions over net investment income	$(51,814)	$(116,638)

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017	19

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2017 (Unaudited)		April 30, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(b)
Subscriptions (c)	223,261	2,344,180	1,293,645	13,645,417
Distributions reinvested	32,192	337,916	95,492	1,006,884
Redemptions	(344,948)	(3,616,353)	(3,215,071)	(33,515,366)
Net decrease	(89,495)	(934,257)	(1,825,934)	(18,863,065)
Class B(b)
Redemptions (c)	(971)	(10,242)	—	—
Net decrease	(971)	(10,242)	—	—
Class C
Subscriptions	74,963	787,882	478,387	5,070,896
Distributions reinvested	9,468	99,325	17,722	186,202
Redemptions	(237,336)	(2,488,254)	(360,032)	(3,775,035)
Net increase (decrease)	(152,905)	(1,601,047)	136,077	1,482,063
Class R4
Subscriptions	8,736	91,294	78,182	818,869
Distributions reinvested	1,203	12,594	2,481	26,069
Redemptions	(13,196)	(138,435)	(129,751)	(1,374,685)
Net decrease	(3,257)	(34,547)	(49,088)	(529,747)
Class R5
Subscriptions	166,452	1,738,678	1,190,985	12,589,515
Distributions reinvested	7,633	79,730	17,337	180,117
Redemptions	(28,727)	(298,258)	(1,002,463)	(10,276,901)
Net increase	145,358	1,520,150	205,859	2,492,731
Class Y
Subscriptions	75,146	791,075	974	10,000
Distributions reinvested	275	2,875	—	—
Redemptions	(538)	(5,646)	—	—
Net increase	74,883	788,304	974	10,000
Class Z
Subscriptions	3,109,645	32,542,885	15,057,323	157,857,698
Distributions reinvested	94,684	991,389	184,865	1,945,719
Redemptions	(3,107,153)	(32,531,768)	(14,814,871)	(153,667,563)
Net increase	97,176	1,002,506	427,317	6,135,854
Total net increase (decrease)	70,789	730,867	(1,104,795)	(9,272,164)

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(c)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017

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Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017	21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class A
10/31/2017 (c)	$10.38	0.14	0.10	0.24	(0.13)
4/30/2017	$10.72	0.26	(0.34)	(0.08)	(0.26)
4/30/2016	$10.50	0.27	0.22	0.49	(0.27)
4/30/2015	$10.42	0.29	0.08	0.37	(0.29)
4/30/2014	$10.68	0.32	(0.26)	0.06	(0.32)
4/30/2013	$10.47	0.32	0.21	0.53	(0.32)
Class C
10/31/2017 (c)	$10.38	0.10	0.09	0.19	(0.09)
4/30/2017	$10.72	0.18	(0.34)	(0.16)	(0.18)
4/30/2016	$10.49	0.19	0.23	0.42	(0.19)
4/30/2015	$10.42	0.21	0.07	0.28	(0.21)
4/30/2014	$10.67	0.24	(0.25)	(0.01)	(0.24)
4/30/2013	$10.47	0.24	0.20	0.44	(0.24)
Class R4
10/31/2017 (c)	$10.36	0.15	0.10	0.25	(0.15)
4/30/2017	$10.69	0.29	(0.33)	(0.04)	(0.29)
4/30/2016	$10.46	0.29	0.24	0.53	(0.30)
4/30/2015	$10.39	0.32	0.07	0.39	(0.32)
4/30/2014	$10.64	0.34	(0.25)	0.09	(0.34)
4/30/2013 (f)	$10.54	0.04	0.10	0.14	(0.04)
Class R5
10/31/2017 (c)	$10.33	0.15	0.10	0.25	(0.15)
4/30/2017	$10.67	0.29	(0.34)	(0.05)	(0.29)
4/30/2016	$10.44	0.31	0.23	0.54	(0.31)
4/30/2015	$10.37	0.32	0.08	0.40	(0.33)
4/30/2014	$10.63	0.35	(0.26)	0.09	(0.35)
4/30/2013 (g)	$10.63	0.16	0.01	0.17	(0.17)
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.13)	$10.49	2.36%	0.88% (d)	0.74% (d),(e)	2.54% (d)	3%	$30,644
(0.26)	$10.38	(0.75%)	0.92%	0.74% (e)	2.45%	17%	$31,273
(0.27)	$10.72	4.76%	0.94%	0.74% (e)	2.58%	8%	$51,869
(0.29)	$10.50	3.60%	0.95%	0.74% (e)	2.76%	6%	$47,317
(0.32)	$10.42	0.64%	0.96%	0.74% (e)	3.10%	12%	$33,140
(0.32)	$10.68	5.12%	0.96%	0.73% (e)	3.01%	8%	$29,398

(0.09)	$10.48	1.87%	1.63% (d)	1.49% (d),(e)	1.78% (d)	3%	$14,054
(0.18)	$10.38	(1.49%)	1.67%	1.49% (e)	1.71%	17%	$15,503
(0.19)	$10.72	4.08%	1.69%	1.49% (e)	1.83%	8%	$14,549
(0.21)	$10.49	2.72%	1.70%	1.49% (e)	2.01%	6%	$12,965
(0.24)	$10.42	(0.02%)	1.71%	1.49% (e)	2.35%	12%	$9,253
(0.24)	$10.67	4.24%	1.71%	1.48% (e)	2.25%	8%	$8,004

(0.15)	$10.46	2.39%	0.63% (d)	0.49% (d),(e)	2.78% (d)	3%	$878
(0.29)	$10.36	(0.42%)	0.67%	0.49% (e)	2.71%	17%	$903
(0.30)	$10.69	5.13%	0.69%	0.49% (e)	2.81%	8%	$1,457
(0.32)	$10.46	3.76%	0.70%	0.49% (e)	3.02%	6%	$529
(0.34)	$10.39	0.98%	0.70%	0.49% (e)	3.46%	12%	$52
(0.04)	$10.64	1.32%	0.56% (d)	0.44% (d)	3.27% (d)	8%	$3

(0.15)	$10.43	2.43%	0.56% (d)	0.42% (d)	2.86% (d)	3%	$6,432
(0.29)	$10.33	(0.42%)	0.55%	0.41%	2.80%	17%	$4,867
(0.31)	$10.67	5.23%	0.55%	0.39%	2.93%	8%	$2,829
(0.33)	$10.44	3.85%	0.55%	0.40%	3.09%	6%	$1,738
(0.35)	$10.37	0.98%	0.58%	0.40%	3.47%	12%	$341
(0.17)	$10.63	1.57%	0.50% (d)	0.39% (d)	3.28% (d)	8%	$3
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017	23

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class Y
10/31/2017 (c)	$10.35	0.15	0.11	0.26	(0.15)
4/30/2017 (h)	$10.27	0.05	0.08	0.13	(0.05)
Class Z
10/31/2017 (c)	$10.36	0.15	0.10	0.25	(0.15)
4/30/2017	$10.70	0.28	(0.33)	(0.05)	(0.29)
4/30/2016	$10.47	0.30	0.23	0.53	(0.30)
4/30/2015	$10.40	0.32	0.07	0.39	(0.32)
4/30/2014	$10.65	0.34	(0.25)	0.09	(0.34)
4/30/2013	$10.45	0.35	0.20	0.55	(0.35)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended October 31, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Class R4 shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(g)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(h)	Class Y shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.15)	$10.46	2.55%	0.53% (d)	0.38% (d)	2.96% (d)	3%	$793
(0.05)	$10.35	1.27%	0.52% (d)	0.36% (d)	2.98% (d)	17%	$10

(0.15)	$10.46	2.39%	0.63% (d)	0.49% (d),(e)	2.78% (d)	3%	$375,832
(0.29)	$10.36	(0.51%)	0.67%	0.49% (e)	2.71%	17%	$371,130
(0.30)	$10.70	5.12%	0.69%	0.49% (e)	2.83%	8%	$378,630
(0.32)	$10.47	3.76%	0.70%	0.49% (e)	3.02%	6%	$329,535
(0.34)	$10.40	0.98%	0.71%	0.49% (e)	3.35%	12%	$260,101
(0.35)	$10.65	5.29%	0.71%	0.48% (e)	3.27%	8%	$281,301
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017	25

Notes to Financial Statements
October 31, 2017 (Unaudited)
Note 1. Organization
Columbia AMT-Free California Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Class B shares of the Fund are no longer offered for sale. When available, Class B shares were subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Effective November 1, 2017, Class R4 shares were renamed Advisor Class shares.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Effective November 1, 2017, Class R5 shares were renamed Institutional 2 Class shares.
Class Y shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Effective November 1, 2017, Class Y shares were renamed Institutional 3 Class shares.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Effective November 1, 2017, Class Z shares were renamed Institutional Class shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
26	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2017 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
28	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transactions with affiliates
For the six months ended October 31, 2017, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $114,900 and $0, respectively.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Class R5 and Class Y shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to August 1, 2017, these limitations were 0.075% for Class R5 shares and 0.025% for Class Y shares.
For the six months ended October 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Class B	0.04 (a),(b)
Class C	0.14
Class R4	0.14
Class R5	0.07
Class Y	0.02
Class Z	0.14

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2017, these minimum account balance fees reduced total expenses of the Fund by $40.
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a distribution and service fee for Class B shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended October 31, 2017, if any, are listed below:
Amount ($)
Class A	12,632
Class C	1,043
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2017 through August 31, 2018	Prior to September 1, 2017
Class A	0.74%	0.74%
Class C	1.49	1.49
Class R4	0.49	0.49
Class R5	0.43	0.41
Class Y	0.38	0.36
Class Z	0.49	0.49
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
30	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
394,685,000	22,334,000	(307,000)	22,027,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	4,862,928	189,201	5,052,129
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $18,411,101 and $13,765,188, respectively, for the six months ended October 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended October 31, 2017.
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017	31

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At October 31, 2017, one unaffiliated shareholder of record owned 71.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
32	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017	33

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia AMT-Free California Intermediate Muni Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
34	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017	35

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
36	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2017	37

Columbia AMT-Free California Intermediate Muni Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR122_04_G01_(12/17)

SemiAnnual Report
October 31, 2017
Columbia Short Term Municipal Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Short Term Municipal Bond Fund   |  Semiannual Report 2017

Columbia Short Term Municipal Bond Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Short Term Municipal Bond Fund (the Fund) seeks current income exempt from federal income tax, consistent with minimal fluctuation of principal.
Portfolio management
Catherine Stienstra
Co-portfolio manager
Managed Fund since 2012
Anders Myhran, CFA
Co-portfolio manager
Managed Fund since 2015
Average annual total returns (%) (for the period ended October 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/02/93	0.62	0.87	0.52	1.53
	Including sales charges		-0.34	-0.09	0.31	1.43
Class C	Excluding sales charges	05/19/94	0.24	0.12	-0.22	0.77
	Including sales charges		-0.76	-0.88	-0.22	0.77
Class R4*		03/19/13	0.75	1.12	0.77	1.78
Class R5*		11/08/12	0.88	1.21	0.88	1.84
Class Y*		03/01/17	0.71	1.11	0.77	1.78
Class Z		10/07/93	0.74	1.12	0.77	1.78
Bloomberg Barclays 1-3 Year Municipal Bond Index			0.55	1.15	0.90	1.94
Returns for Class A are shown with and without the maximum initial sales charge of 1.00%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charges for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays 1-3 Year Municipal Bond Index is an unmanaged index which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to three years.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Short Term Municipal Bond Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at October 31, 2017)
AAA rating	5.1
AA rating	26.5
A rating	35.8
BBB rating	14.4
BB rating	1.2
Not rated	17.0
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at October 31, 2017)
New York	26.6
Illinois	14.3
Pennsylvania	5.1
Texas	4.8
California	4.2
New Jersey	4.1
Connecticut	3.7
Nevada	2.9
Georgia	2.6
Florida	2.6
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Columbia Short Term Municipal Bond Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2017 — October 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,006.20	1,021.96	3.53	3.55	0.69
Class C	1,000.00	1,000.00	1,002.40	1,018.14	7.35	7.40	1.44
Class R4	1,000.00	1,000.00	1,007.50	1,023.29	2.20	2.22	0.43
Class R5	1,000.00	1,000.00	1,008.80	1,023.59	1.89	1.91	0.37
Class Y	1,000.00	1,000.00	1,007.10	1,023.80	1.69	1.70	0.33
Class Z	1,000.00	1,000.00	1,007.40	1,023.19	2.30	2.32	0.45
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Short Term Municipal Bond Fund | Semiannual Report 2017

Portfolio of Investments
October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 2.9%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
California 0.7%
Grossmont Union High School District(a),(b),(c)
Prerefunded 08/01/18 Unlimited General Obligation Bonds
Election of 2004
VRDN Series 2008 (JPMorgan Chase Bank)
02/01/2018	1.120%	4,545,000	4,545,000
Unlimited General Obligation Bonds
Election of 2008
VRDN Series 2010B (JPMorgan Chase Bank)
08/01/2018	1.120%	4,850,000	4,850,000
Total			9,395,000
Indiana 0.1%
Indiana Finance Authority(b),(c)
Unrefunded Revenue Bonds
Lease Appropriation
VRDN Series 2009A-2 (JPMorgan Chase Bank)
02/01/2037	0.930%	2,000,000	2,000,000
New Hampshire 0.1%
New Hampshire Health & Education Facilities Authority Act(b),(c)
Revenue Bonds
University of New Hampshire
VRDN Series 2012B-2 (Wells Fargo Bank)
07/01/2033	0.900%	1,000,000	1,000,000
New York 0.8%
New York City Transitional Finance Authority(b),(c)
Subordinated Revenue Bonds
Future Tax Secured
VRDN Series 2016 (JPMorgan Chase Bank)
02/01/2045	0.900%	5,000,000	5,000,000
New York City Transitional Finance Authority Future Tax Secured(b),(c)
Revenue Bonds
Future Tax
VRDN Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	0.900%	3,000,000	3,000,000
New York City Water & Sewer System(b),(c)
Revenue Bonds
2nd General Resolution Fiscal 2015
VRDN Series 2015 (Royal Bank of Canada)
06/15/2048	0.900%	3,000,000	3,000,000
Total			11,000,000
Pennsylvania 0.3%
Pennsylvania Economic Development Financing Authority(c),(d)
Revenue Bonds
Waste Management, Inc. Project
VRDN Series 2013 AMT
08/01/2045	1.180%	5,000,000	5,000,000
Floating Rate Notes (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Tennessee 0.4%
Metropolitan Government of Nashville & Davidson County Water & Sewer(b),(c)
Revenue Bonds
VRDN Series 1977 Escrowed to Maturity (JPMorgan Chase Bank)
07/01/2021	1.070%	5,000,000	5,000,000
Utah 0.5%
City of Murray(b),(c)
Revenue Bonds
IHC Health Services, Inc.
VRDN Series 2008D (Wells Fargo Bank)
05/15/2037	0.880%	7,000,000	7,000,000
Total Floating Rate Notes (Cost $40,395,000)			40,395,000

Municipal Bonds 84.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.7%
Alabama 21st Century Authority
Revenue Bonds
Series 2012A
06/01/2018	5.000%	1,250,000	1,276,350
Alabama Federal Aid Highway Finance Authority
Revenue Bonds
Grant Anticipation - GARVEE
Series 2012
09/01/2020	5.000%	2,210,000	2,435,177
Alabama Public School & College Authority
Refunding Revenue Bonds
Pool
Series 2012A
03/01/2018	5.000%	7,510,000	7,607,780
Black Belt Energy Gas District
Revenue Bonds
Series 2016A
07/01/2046	4.000%	5,000,000	5,394,150
Industrial Development Board of the City of Mobile
Revenue Bonds
Alabama Power Co.-Barry Plant
Series 2015
07/15/2034	1.625%	3,250,000	3,253,087
State of Alabama Docks Department
Refunding Revenue Bonds
Docks Facilities
Series 2017B
10/01/2018	5.000%	1,295,000	1,335,844
10/01/2019	5.000%	1,275,000	1,356,626
10/01/2020	5.000%	1,280,000	1,402,637
Total			24,061,651

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alaska 0.6%
Alaska Railroad Corp.
Refunding Revenue Bonds
Sections 5307 & 5337
Series 2015
08/01/2018	5.000%	4,500,000	4,621,275
Municipality of Anchorage
Unlimited General Obligation Refunding Bonds
General Purpose
Series 2014B
09/01/2019	5.000%	3,645,000	3,892,240
Total			8,513,515
Arizona 1.3%
Arizona Health Facilities Authority
Refunding Revenue Bonds
Banner Health
Series 2015A
01/01/2021	5.000%	2,435,000	2,707,720
Arizona School Facilities Board
Certificate of Participation
Series 2008
09/01/2018	5.750%	5,935,000	6,165,456
City of Glendale
Limited General Obligation Refunding Bonds
Series 2015 (AGM)
07/01/2019	4.000%	1,350,000	1,412,532
County of Maricopa
Certificate of Participation
Series 2015
07/01/2018	5.000%	3,645,000	3,739,442
Maricopa County Industrial Development Authority
Revenue Bonds
Banner Health
Series 2017B
01/01/2048	5.000%	3,000,000	3,470,070
Total			17,495,220
Arkansas 0.8%
Arkansas Development Finance Authority
Refunding Revenue Bonds
Baptist Health
Series 2015A
12/01/2018	5.000%	2,640,000	2,750,563
12/01/2019	5.000%	8,095,000	8,707,144
Total			11,457,707
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 3.5%
Brea Redevelopment Agency
Refunding Tax Allocation Bonds
Redevelopment Project
Series 2013
08/01/2018	5.000%	995,000	1,024,004
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2019	5.000%	1,635,000	1,703,752
02/01/2020	5.000%	1,100,000	1,181,697
02/01/2021	5.000%	1,200,000	1,322,952
02/01/2022	5.000%	1,000,000	1,126,320
California Pollution Control Financing Authority(a),(d)
Revenue Bonds
Waste Management Project
Series 2017 AMT
07/01/2031	1.600%	9,000,000	9,011,610
California State Public Works Board
Refunding Revenue Bonds
Series 2014G
01/01/2019	5.000%	8,500,000	8,889,300
Revenue Bonds
Various Capital Projects
Series 2013I
11/01/2017	5.000%	750,000	750,089
California Statewide Communities Development Authority(a)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2022	3.000%	2,000,000	2,004,100
County of Los Angeles(e)
Certificate of Participation
Capital Appreciation - Disney Parking Project
Series 1993 (AMBAC)
09/01/2019	0.000%	7,650,000	7,482,924
Glendale Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Central Glendale Redevelopment
Subordinated Series 2013 (AGM)
12/01/2017	4.000%	1,235,000	1,238,408
Norman Y. Mineta San Jose International Airport(d)
Refunding Revenue Bonds
Series 2017A AMT
03/01/2021	5.000%	2,750,000	3,074,830
03/01/2022	5.000%	1,750,000	1,999,532
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A
10/01/2019	4.000%	950,000	1,001,661

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Short Term Municipal Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017A (BAM)
10/01/2021	5.000%	850,000	966,484
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2017	3.000%	500,000	500,022
11/01/2018	4.000%	875,000	892,719
11/01/2019	4.000%	1,500,000	1,557,855
11/01/2020	5.000%	2,235,000	2,422,315
Total			48,150,574
Colorado 1.4%
City & County of Denver Airport System(d)
Revenue Bonds
Series 2011A AMT
11/15/2021	5.000%	5,000,000	5,666,050
Colorado Health Facilities Authority
Refunding Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2015
06/01/2018	3.000%	550,000	556,028
06/01/2019	4.000%	900,000	938,034
Series 2017
06/01/2019	5.000%	950,000	998,364
06/01/2021	5.000%	700,000	780,682
E-470 Public Highway Authority
Refunding Revenue Bonds
Series 2015A
09/01/2019	5.000%	1,000,000	1,067,260
University of Colorado Hospital Authority
Revenue Bonds
Obligation Group
Series 2017
11/15/2038	5.000%	3,650,000	4,100,556
11/15/2047	4.000%	4,700,000	4,927,574
Total			19,034,548
Connecticut 3.5%
City of New Britain
Unlimited General Obligation Refunding Bonds
Series 2016A (BAM)
03/01/2020	5.000%	1,000,000	1,081,280
03/01/2021	5.000%	1,500,000	1,668,360
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Subordinated Series 2016E-1
11/15/2046	3.500%	9,455,000	9,936,449
Revenue Bonds
Series 2014A-1
11/15/2044	4.000%	2,970,000	3,124,648
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Housing Finance Authority(d)
Revenue Bonds
Subordinated Series 2017 C-2 AMT
05/15/2020	2.750%	1,630,000	1,674,825
05/15/2021	3.000%	2,680,000	2,781,492
11/15/2021	3.000%	4,435,000	4,605,215
Connecticut State Health & Educational Facility Authority(a)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2020	2.875%	700,000	700,203
09/01/2021	3.250%	850,000	851,521
State of Connecticut
Unlimited General Obligation Refunding Bonds
Series 2014C
12/15/2018	5.000%	5,200,000	5,416,008
Series 2014H
11/15/2019	5.000%	8,500,000	9,108,515
State of Connecticut Special Tax Revenue
Revenue Bonds
Transportation Infrastructure
Series 2016A
09/01/2021	5.000%	7,000,000	7,841,960
Total			48,790,476
Florida 2.6%
Citizens Property Insurance Corp.
Revenue Bonds
Series 2015A-1
06/01/2018	5.000%	1,000,000	1,003,270
06/01/2020	5.000%	3,925,000	4,226,322
City of Cape Coral Water & Sewer
Refunding Special Assessment Bonds
Various Areas
Series 2017 (AGM)
09/01/2019	1.650%	995,000	1,000,552
09/01/2020	1.900%	990,000	1,003,127
City of Orlando
Refunding Revenue Bonds
Senior Lien Tourist Development Tax
Series 2017 (AGM)
11/01/2020	4.000%	850,000	912,050
11/01/2021	4.000%	900,000	982,584
County of Broward Airport System(d)
Refunding Revenue Bonds
Series 2015C AMT
10/01/2019	5.000%	3,000,000	3,205,560
10/01/2020	5.000%	1,885,000	2,072,953
County of Lee Solid Waste System(d)
Refunding Revenue Bonds
Series 2016 (NPFGC) AMT
10/01/2022	5.000%	3,100,000	3,519,151

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Miami-Dade Aviation(d)
Refunding Revenue Bonds
Series 2014 AMT
10/01/2020	5.000%	2,000,000	2,206,060
County of Miami-Dade Seaport Department
Revenue Bonds
Series 2013A
10/01/2019	5.000%	2,015,000	2,145,955
Florida Housing Finance Corp.
Revenue Bonds
Homeowner Mortgage Special Program
Series 2010A (GNMA / FNMA / FHLMC)
07/01/2028	5.000%	680,000	697,653
Florida Ports Financing Commission(d)
Refunding Revenue Bonds
Transportation Fund
Seris 2011B AMT
06/01/2023	5.000%	3,000,000	3,354,660
Hillsborough County Aviation Authority(d)
Refunding Revenue Bonds
Tampa International
Subordinated Series 2013A AMT
10/01/2019	5.000%	2,000,000	2,134,300
Pasco County School Board
Revenue Bonds
Series 2013
10/01/2018	5.000%	1,000,000	1,034,700
School Board of Miami-Dade County (The)
Refunding Bonds Certificate of Participation
Series 2015D
02/01/2020	5.000%	2,250,000	2,432,183
Refunding Certificate of Participation
Series 2015A
05/01/2019	5.000%	2,000,000	2,108,140
St. John’s County School Board
Refunding Certificate of Participation
Series 2015
07/01/2020	5.000%	2,000,000	2,195,860
Total			36,235,080
Georgia 2.7%
Burke County Development Authority
Refunding Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2015
10/01/2032	2.350%	7,700,000	7,769,146
Georgia Power Company Plant Vogtle
Series 2017
12/01/2049	1.850%	4,350,000	4,339,255
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Atlanta Department of Aviation
Refunding Revenue Bonds
General
Series 2011A
01/01/2019	5.000%	4,000,000	4,177,480
Georgia Housing & Finance Authority
Refunding Revenue Bonds
Single Family Mortgage
Series 2016A-1
12/01/2046	3.500%	3,480,000	3,659,220
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2007A
03/15/2021	5.000%	5,000,000	5,520,700
Monroe County Development Authority
Revenue Bonds
Georgia Power Co. Plant Scherer
Series 2015
10/01/2048	2.350%	4,000,000	4,035,920
Peach County Development Authority
Revenue Bonds
USG Real Estate Foundation LLC
Series 2016
10/01/2018	1.200%	7,000,000	6,989,850
Total			36,491,571
Illinois 13.9%
Chicago O’Hare International Airport(d)
Refunding Revenue Bonds
General 2nd Lien
Series 2012A AMT
01/01/2018	5.000%	11,340,000	11,408,947
General Senior Lien
Series 2012B AMT
01/01/2022	5.000%	5,000,000	5,643,250
Series 2013A AMT
01/01/2022	5.000%	5,675,000	6,405,089
Revenue Bonds
General Purpose Senior Lien
Series 2013C AMT
01/01/2021	5.000%	2,035,000	2,244,279
Chicago O’Hare International Airport
Refunding Revenue Bonds
Series 2015B
01/01/2020	5.000%	3,000,000	3,232,020
01/01/2021	5.000%	4,000,000	4,437,480
Chicago Park District
Limited General Obligation Refunding Bonds
Series 2015B
01/01/2018	4.000%	1,250,000	1,254,625
01/01/2019	4.000%	1,750,000	1,794,118

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Short Term Municipal Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015C
01/01/2018	4.000%	1,500,000	1,505,550
01/01/2019	4.000%	1,805,000	1,850,504
Limited Tax General Obligation Refunding Bonds
Series 2014D
01/01/2020	5.000%	1,000,000	1,071,120
01/01/2021	5.000%	1,000,000	1,099,260
Unlimited General Obligation Refunding Bonds
Alternative Revenue Source
Series 2015
01/01/2018	4.000%	1,000,000	1,003,700
Chicago Transit Authority
Refunding Revenue Bonds
Federal Transit Administration Section 5307
Series 2015
06/01/2018	5.000%	6,000,000	6,123,660
06/01/2019	5.000%	5,000,000	5,272,250
Federal Transit Administration Section 5307 Urbanized Area Formula Funds
Series 2015
06/01/2020	5.000%	11,250,000	12,189,262
City of Chicago
Prerefunded 01/01/18 Unlimited General Obligation Bonds
Series 2008A (BAM-TCRS)
01/01/2019	5.000%	2,010,000	2,023,105
Refunding General Obligation Unlimited Bonds
Project
Series 2014A
01/01/2020	4.000%	1,175,000	1,212,624
Series 2015
01/01/2020	5.000%	1,625,000	1,711,759
Refunding Revenue Bonds
Series 2009A
01/01/2022	5.000%	2,090,000	2,210,217
Unlimited General Obligation Bonds
Series 2008A
01/01/2021	5.250%	1,465,000	1,471,329
Series 2015A
01/01/2019	5.000%	1,300,000	1,336,712
01/01/2020	5.000%	3,480,000	3,665,797
Unlimited General Obligation Notes
Series 2015A
01/01/2021	5.000%	5,000,000	5,368,350
Unlimited General Obligation Refunding Bonds
Escrowed to Maturity Series 1996A-2 (AMBAC)
01/01/2018	5.500%	2,505,000	2,522,535
Project
Series 2014A
01/01/2021	5.000%	4,875,000	5,234,141
Series 2003B
01/01/2018	5.000%	1,500,000	1,506,165
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016C
01/01/2022	5.000%	5,000,000	5,421,100
Unrefunded Unlimited General Obligation Bonds
Series 2008A (BAM-TCRS)
01/01/2019	5.000%	1,990,000	2,000,846
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2001 (NPFGC)
01/01/2018	5.500%	1,750,000	1,762,250
Series 2015C
01/01/2018	5.000%	2,500,000	2,515,450
01/01/2019	5.000%	2,810,000	2,924,648
01/01/2020	5.000%	1,000,000	1,071,570
01/01/2021	5.000%	1,000,000	1,097,960
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2018	5.000%	1,000,000	1,036,850
11/01/2019	5.000%	3,000,000	3,202,170
11/01/2020	5.000%	5,000,000	5,475,550
Revenue Bonds
2nd Lien Project
Series 2014
11/01/2018	4.000%	1,000,000	1,026,970
Second Lien
Series 2012
11/01/2021	4.000%	1,500,000	1,618,290
City of Chicago Waterworks(e)
Revenue Bonds
Capital Appreciation Senior Lien
Series 2000 (AMBAC)
11/01/2019	0.000%	5,550,000	5,346,426
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015
03/01/2019	5.000%	2,000,000	2,088,860
03/01/2020	5.000%	2,000,000	2,158,740
Cook County Community High School District No. 228 Bremen
Limited General Obligation Bonds
Series 2014B
12/01/2017	5.000%	2,000,000	2,007,155
Illinois Finance Authority
Refunding Revenue Bonds
Advocate Health Care
Series 2014
08/01/2019	5.000%	600,000	638,322

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Swedish Covenant Hospital
Series 2016
08/15/2018	5.000%	200,000	204,460
08/15/2019	5.000%	495,000	518,597
08/15/2020	5.000%	400,000	428,188
08/15/2021	5.000%	455,000	496,346
Illinois Finance Authority(f)
Refunding Revenue Bonds
Presbyterian Home
Series 2016
1-month USD LIBOR + 1.350% 05/01/2036	2.220%	2,400,000	2,414,784
Illinois State Toll Highway Authority
Refunding Revenue Bonds
Series 2014A
12/01/2020	5.000%	5,330,000	5,916,726
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015C
01/01/2019	5.000%	1,250,000	1,301,150
01/01/2020	5.000%	1,500,000	1,615,005
Northern Illinois Municipal Power Agency
Refunding Revenue Bonds
Series 2016A
12/01/2022	5.000%	1,500,000	1,723,380
Regional Transportation Authority
Revenue Bonds
Series 2003B (NPFGC)
06/01/2019	5.500%	3,945,000	4,206,553
Series 2006A (NPFGC)
07/01/2018	5.000%	4,970,000	4,985,457
State of Illinois
Unlimited General Obligation Bonds
Series 2012
03/01/2018	5.000%	4,550,000	4,600,823
Series 2013CR (AGM)
04/01/2021	5.000%	7,180,000	7,788,218
Series 2014
02/01/2018	4.000%	2,750,000	2,766,280
04/01/2019	5.000%	5,000,000	5,222,300
Series 2016
01/01/2020	5.000%	2,500,000	2,623,200
Unrefunded Revenue Bonds
Build Illinois
Series 2009B
06/15/2020	5.000%	1,415,000	1,496,504
State of Illinois(g)
Unlimited General Obligation Bonds
Series 2017D
11/01/2021	5.000%	5,000,000	5,364,800
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Illinois
Refunding Certificate of Participation
Series 2014C
03/15/2019	5.000%	1,555,000	1,623,280
Total			191,487,056
Indiana 0.9%
Indiana Finance Authority
Refunding Revenue Bonds
Indiana University Health
Series 2016A
12/01/2019	5.000%	1,100,000	1,183,974
Indiana Health & Educational Facilities Financing Authority
Revenue Bonds
Ascension Senior Credit
Series 2016
11/15/2031	1.750%	5,000,000	5,019,100
Indiana Health Facility Financing Authority
Revenue Bonds
Ascension Health Subordinated Credit Group
Series 2016
11/01/2027	1.250%	3,565,000	3,543,468
Indiana Housing & Community Development Authority(d)
Refunding Revenue Bonds
Series 2017A-2 (GNMA) AMT
01/01/2039	4.000%	1,965,000	2,096,242
Total			11,842,784
Iowa 0.2%
People’s Memorial Hospital of Buchanan County
Revenue Bonds
Series 2016
12/01/2018	1.500%	3,000,000	2,987,220
Kentucky 2.0%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2021	5.000%	1,000,000	1,091,910
06/01/2022	5.000%	1,000,000	1,108,000
Kentucky Rural Water Finance Corp.
Refunding Revenue Bonds
Series 2016A
02/01/2018	1.250%	6,385,000	6,386,852
Kentucky State Property & Building Commission
Refunding Revenue Bonds
Project #108
Series 2015B
08/01/2019	5.000%	5,000,000	5,315,800

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Short Term Municipal Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Project #112
Series 2016B
11/01/2021	5.000%	6,000,000	6,742,260
Project #117
Series 2017D
05/01/2020	5.000%	2,500,000	2,711,100
05/01/2021	5.000%	2,000,000	2,227,500
Project No. 100
Series 2011A
08/01/2018	5.000%	2,500,000	2,569,450
Total			28,152,872
Louisiana 1.1%
Louisiana State Citizens Property Insurance Corp.
Refunding Revenue Bonds
Series 2015
06/01/2018	5.000%	2,850,000	2,912,102
State of Louisiana
Unlimited General Obligation Bonds
Series 2015
05/01/2019	5.000%	9,250,000	9,767,167
Series 2015B
05/01/2019	5.000%	2,530,000	2,668,366
Total			15,347,635
Maine 0.3%
Maine State Housing Authority
Revenue Bonds
Series 2016B-1
11/15/2046	3.500%	4,215,000	4,475,065
Maryland 0.1%
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2018	5.000%	305,000	311,939
07/01/2019	5.000%	500,000	527,455
Total			839,394
Massachusetts 1.3%
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Senior Series 2017A AMT
07/01/2020	4.000%	375,000	396,960
07/01/2021	4.000%	1,000,000	1,072,860
Series 2016J AMT
07/01/2019	4.000%	2,500,000	2,603,550
07/01/2020	4.000%	2,150,000	2,275,904
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Education Loan
Series 2014-I AMT
01/01/2018	4.000%	1,500,000	1,506,885
01/01/2019	5.000%	2,000,000	2,081,600
Series 2015A AMT
01/01/2019	5.000%	3,000,000	3,111,780
01/01/2022	5.000%	3,500,000	3,890,740
Massachusetts Housing Finance Agency(d)
Refunding Revenue Bonds
Single Family
Series 2017-188 AMT
12/01/2020	1.700%	885,000	883,717
06/01/2021	1.800%	685,000	683,657
Total			18,507,653
Michigan 1.3%
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-5
07/01/2018	5.000%	2,165,000	2,216,570
Series 2014H-1
10/01/2019	5.000%	1,415,000	1,511,135
State Revolving Fund Drinking Water
Series 2012
10/01/2018	5.000%	3,640,000	3,772,423
Trinity Health Corp.
Series 2015
12/01/2019	5.000%	2,000,000	2,154,260
Michigan Finance Authority(d)
Refunding Revenue Bonds
Student Loan
Series 2014 25-A AMT
11/01/2018	5.000%	2,220,000	2,294,592
11/01/2019	5.000%	1,250,000	1,329,400
Royal Oak School District
Unlimited General Obligation Refunding Bonds
Series 2014
05/01/2019	5.000%	450,000	476,060
Wayne County Airport Authority(d)
Refunding Revenue Bonds
Junior Lien
Series 2017B AMT
12/01/2018	5.000%	350,000	363,769
12/01/2019	5.000%	500,000	535,815
12/01/2020	5.000%	550,000	605,809
12/01/2021	5.000%	1,000,000	1,126,180
12/01/2022	5.000%	1,100,000	1,261,513
Total			17,647,526

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota 1.3%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2020	4.000%	785,000	831,935
05/01/2021	4.000%	500,000	539,415
05/01/2022	4.000%	500,000	546,410
City of Minneapolis Minnesota(g)
Revenue Bonds
Housing - 1500 Nicollet Apartments Project
Series 2017
05/01/2021	3.000%	1,450,000	1,449,652
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2021	5.000%	1,460,000	1,656,837
11/15/2022	5.000%	600,000	694,860
Revenue Bonds
Union Flats Apartments Project
Series 2017B
02/01/2022	2.750%	2,125,000	2,120,113
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Non-Ace Residential Housing
Series 2016S (GNMA)
07/01/2046	3.500%	7,495,000	7,882,267
Minnesota Housing Finance Agency(d)
Refunding Revenue Bonds
Residential Housing
Series 2014C (GNMA) AMT
07/01/2019	1.800%	1,505,000	1,513,187
Total			17,234,676
Mississippi 0.3%
Mississippi Development Bank
Refunding Revenue Bonds
Jackson Public School District Project
Series 2015A
04/01/2019	5.000%	1,250,000	1,315,662
04/01/2020	5.000%	1,000,000	1,083,650
State of Mississippi
Revenue Bonds
Series 2015E
10/15/2018	4.000%	2,080,000	2,133,602
Total			4,532,914
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri 1.6%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2019	5.000%	300,000	312,681
03/01/2020	5.000%	325,000	347,162
03/01/2021	5.000%	400,000	434,960
City of St. Louis Airport
Refunding Revenue Bonds
Lambert-St. Louis International Airport
Series 2013
07/01/2018	5.000%	765,000	784,462
Kansas City Planned Industrial Expansion Authority
Revenue Bonds
2nd & DE Apartments
Series 2016
12/01/2018	1.500%	11,430,000	11,431,829
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2014
01/01/2020	5.000%	7,825,000	8,417,978
Total			21,729,072
Nebraska 1.5%
Central Plains Energy Project
Refunding Revenue Bonds
Series 2014 (Royal Bank of Canada)
08/01/2039	5.000%	14,500,000	15,569,665
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit
Series 2015
01/01/2019	5.000%	2,250,000	2,347,965
01/01/2020	5.000%	3,030,000	3,260,977
Total			21,178,607
Nevada 2.9%
Clark County School District
Limited General Obligation Refunding Bonds
Series 2014A
06/15/2018	5.000%	10,000,000	10,240,000
Unlimited General Obligation Refunding Bonds
Series 2014B
06/15/2018	5.000%	10,000,000	10,240,000
County of Clark Department of Aviation(d)
Refunding Revenue Bonds
Airport System Junior Subordinated Lien
Series 2017C AMT
07/01/2021	5.000%	5,000,000	5,610,100

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Short Term Municipal Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Las Vegas McCarran International Airport
Series 2017 AMT
07/01/2021	5.000%	2,500,000	2,810,750
07/01/2022	5.000%	2,240,000	2,564,621
Subordinated Series 2017A-1 AMT
07/01/2022	5.000%	3,000,000	3,439,110
County of Washoe(d)
Refunding Revenue Bonds
Sierra Pacific Power
Series 2016S AMT
08/01/2031	1.500%	5,500,000	5,451,325
Total			40,355,906
New Jersey 4.1%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2019	4.000%	500,000	516,130
03/01/2020	5.000%	400,000	429,648
03/01/2021	5.000%	650,000	715,156
03/01/2022	5.000%	500,000	560,590
New Jersey Building Authority
Refunding Revenue Bonds
Series 2009 Escrowed to Maturity
12/15/2018	5.000%	175,000	182,511
Series 2009A
12/15/2018	5.000%	2,520,000	2,605,781
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Escrowed to Maturity Series 2014
06/15/2018	5.000%	1,400,000	1,434,034
Series 2013
03/01/2023	5.000%	2,520,000	2,805,869
Series 2017B
11/01/2022	5.000%	2,285,000	2,539,298
Revenue Bonds
School Facilities Construction
Series 2010 Escrowed to Maturity
12/15/2017	5.000%	4,260,000	4,282,910
Series 2017DDD
06/15/2019	5.000%	500,000	523,610
06/15/2020	5.000%	500,000	536,490
Unrefunded Revenue Bonds
School Facilities Construction
Escrowed to Maturity Series 2010
12/15/2017	5.000%	175,000	175,938
Series 2014
06/15/2018	5.000%	3,600,000	3,670,560
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
Princeton HealthCare System
Series 2016
07/01/2018	5.000%	540,000	551,918
07/01/2019	5.000%	525,000	553,382
07/01/2020	5.000%	650,000	704,203
07/01/2021	5.000%	750,000	832,455
New Jersey Higher Education Student Assistance Authority(d)
Revenue Bonds
Senior Series 2013-1A AMT
12/01/2017	5.000%	2,780,000	2,789,112
Senior Series 2015-1A AMT
12/01/2017	5.000%	2,000,000	2,006,556
12/01/2018	5.000%	4,250,000	4,401,810
Series 2016-1A AMT
12/01/2018	5.000%	645,000	668,039
12/01/2020	5.000%	1,250,000	1,361,087
Student Loan
Series 2012-1A AMT
12/01/2018	5.000%	2,480,000	2,568,586
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2017B
05/01/2021	2.000%	7,675,000	7,743,691
New Jersey Transit Corp
Revenue Bonds
Grant Anticipation Note
Series 2014A
09/15/2018	5.000%	3,500,000	3,597,965
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation System
Series 1999A
06/15/2020	5.750%	5,000,000	5,338,600
Series 2006A (AGM)
12/15/2020	5.250%	2,360,000	2,594,537
Total			56,690,466
New York 15.2%
Chautauqua Utility District
Limited General Obligation Notes
BAN Series 2017
08/02/2018	2.250%	8,000,000	8,042,320
Cincinnatus Central School District
Unlimited General Obligation Notes
BAN Series 2017
07/12/2018	2.250%	8,340,000	8,388,956
City of Glen Cove
Limited General Obligation Notes
BAN Series 2017A
04/05/2018	2.250%	9,988,460	10,015,129

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of New York
Subordinated Unlimited General Obligation Bonds
Series 2004H-B
03/01/2019	5.000%	8,500,000	8,933,075
Unlimited General Obligation Bonds
Series 2013E
08/01/2018	5.000%	5,960,000	6,133,317
Unlimited General Obligation Refunding Bonds
Series 2012F
08/01/2018	5.000%	1,675,000	1,723,709
City of Yonkers
Limited General Obligation Refunding Bonds
Series 2015D
08/01/2018	4.000%	2,970,000	3,032,518
County of Broome
Limited General Obligation Notes
BAN Series 2017
05/04/2018	2.500%	10,000,000	10,061,300
County of Monroe
Limited General Obligation Bonds
Series 2016B
06/01/2018	5.000%	4,185,000	4,269,537
06/01/2019	5.000%	5,200,000	5,468,944
County of Rockland
Limited General Obligation Bonds
Series 2014A (AGM)
03/01/2018	5.000%	1,825,000	1,847,904
03/01/2019	5.000%	2,000,000	2,098,360
Housing Development Corp.
Refunding Revenue Bonds
Series 2015G-2
11/01/2019	1.450%	2,500,000	2,508,100
Revenue Bonds
Series 2017C-2
07/01/2021	1.700%	3,000,000	3,012,030
Metropolitan Transportation Authority
Revenue Bonds
Series 2005A (AMBAC)
11/15/2018	5.500%	5,000,000	5,226,550
Series 2008A
11/15/2018	5.000%	2,125,000	2,210,361
Series 2012E
11/15/2017	5.000%	1,000,000	1,001,758
Transportation
Series 2005G
11/15/2018	5.000%	2,900,000	3,016,493
Series 2010D
11/15/2018	5.000%	1,890,000	1,965,921
Series 2014B
11/15/2018	5.000%	1,000,000	1,040,170
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Industrial Development Agency(d)
Refunding Revenue Bonds
Senior Trips
Series 2012A AMT
07/01/2019	5.000%	1,730,000	1,834,405
Trips Obligated Group
Senior Series 2012A AMT
07/01/2018	5.000%	4,655,000	4,772,818
New York State Dormitory Authority
Refunding Revenue Bonds
Personal Income Tax
Series 2017B
02/15/2023	5.000%	5,000,000	5,866,600
New York State Thruway Authority
Revenue Bonds
Series 2007H (NPFGC)
01/01/2019	5.000%	6,240,000	6,279,187
Series 2013A
05/01/2019	5.000%	5,000,000	5,281,100
Series 2014J
01/01/2019	5.000%	1,200,000	1,253,388
New York State Urban Development Corp.
Refunding Revenue Bonds
Personal Income Tax
Series 2017
03/15/2024	5.000%	5,000,000	5,985,300
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
American Airlines, Inc.
Series 2016 AMT
08/01/2018	5.000%	5,000,000	5,108,650
Terminal One Group Association
Series 2015 AMT
01/01/2021	5.000%	5,500,000	6,070,955
Port Authority of New York & New Jersey(d)
Revenue Bonds
167th
Series 2011 AMT
09/15/2019	5.000%	5,000,000	5,347,250
Salmon River Central School District
Unlimited General Obligation Notes
RAN Series 2017
06/28/2018	2.000%	9,000,000	9,032,310
Sauquoit Valley Central School District
Unlimited General Obligation Notes
BAN Series 2017
06/20/2018	2.000%	7,000,000	7,026,040

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Short Term Municipal Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of New York Mortgage Agency(d),(g)
Refunding Revenue Bonds
Series 2017-206 AMT
10/01/2019	1.450%	1,470,000	1,468,354
04/01/2020	1.500%	1,340,000	1,337,360
10/01/2020	1.600%	1,490,000	1,486,871
04/01/2021	1.700%	1,730,000	1,727,180
10/01/2021	1.800%	1,165,000	1,162,379
04/01/2022	1.950%	1,300,000	1,297,972
State of New York Mortgage Agency(d)
Revenue Bonds
55th Series 2017 AMT
04/01/2019	1.500%	585,000	584,801
10/01/2019	1.650%	845,000	845,642
04/01/2020	1.750%	960,000	961,709
10/01/2020	1.800%	1,725,000	1,729,175
04/01/2021	1.950%	1,815,000	1,822,823
10/01/2021	2.050%	505,000	508,232
Stockbridge Valley Central School District
Unlimited General Obligation Notes
BAN Series 2017
07/06/2018	2.250%	5,250,000	5,281,185
Town of Oyster Bay
General Obligation Limited Notes
BAN Series 2017A
06/01/2018	3.500%	10,000,000	10,082,900
General Obligation Unlimited Notes
BAN Series 2017B
02/02/2018	3.500%	1,650,000	1,657,326
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2019	4.000%	2,000,000	2,076,200
06/01/2020	5.000%	1,000,000	1,083,490
Utica School District
Unlimited General Obligation Notes
RAN Series 2017
06/26/2018	2.000%	10,000,000	10,061,500
Village of Cold Spring
Limited General Obligation Notes
BAN Series 2017
05/11/2018	2.250%	2,984,000	2,996,592
Wappingers Central School District
Unlimited General Obligation Notes
BAN Series 2017A
07/05/2018	2.250%	3,765,262	3,789,812
Westchester County Healthcare Corp.
Revenue Bonds
Senior Lien
Series 2010B
11/01/2019	5.000%	3,135,000	3,343,070
Total			209,159,028
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina 0.2%
North Carolina Housing Finance Agency(d)
Refunding Revenue Bonds
Series 2016-37A AMT
07/01/2039	3.500%	2,370,000	2,483,452
Ohio 0.7%
Ohio Housing Finance Agency
Revenue Bonds
Series 2010-1 (GNMA / FNMA)
11/01/2028	5.000%	745,000	776,774
State of Ohio
Refunding Revenue Bonds
Series 2014B
12/15/2019	5.000%	5,000,000	5,393,100
State of Ohio(d)
Revenue Bonds
Ohio Water Development Authority Waste Management
Series 2015 AMT
11/01/2022	1.700%	2,980,000	2,984,113
Total			9,153,987
Oklahoma 0.6%
Cleveland County Educational Facilities Authority
Revenue Bonds
Moore Public Schools Project
Series 2016
06/01/2019	5.000%	3,000,000	3,171,600
06/01/2020	5.000%	500,000	545,725
Norman Public Schools Project
Series 2014
07/01/2018	5.000%	2,400,000	2,460,096
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/2018	4.000%	800,000	817,168
09/01/2019	4.000%	1,005,000	1,049,069
Total			8,043,658
Pennsylvania 4.8%
Commonwealth of Pennsylvania
Unlimited General Obligation Bonds
1st Series 2012
06/01/2019	5.000%	5,650,000	5,986,005
1st Series 2013
04/01/2021	5.000%	5,000,000	5,567,850
Unlimited General Obligation Refunding Bonds
2nd Series 2009
07/01/2019	5.000%	7,335,000	7,792,704

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2017	15

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Allegheny
Unlimited General Obligation Refunding Bonds
Series 2014C-73
12/01/2018	5.000%	6,650,000	6,926,307
Monroeville Finance Authority
Revenue Bonds
Series 2012
02/15/2018	4.000%	1,250,000	1,260,275
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2018	5.000%	750,000	754,688
01/15/2019	5.000%	1,000,000	1,036,060
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
Waste Management, Inc. Project
Series 2014 AMT
07/01/2041	2.250%	2,775,000	2,799,919
Series 2017A AMT
08/01/2037	1.700%	2,000,000	1,998,380
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-119
10/01/2041	3.500%	5,315,000	5,574,000
Series 2016-120
10/01/2046	3.500%	6,620,000	6,975,825
Pennsylvania Housing Finance Agency(d)
Refunding Revenue Bonds
Series 2017-124A AMT
10/01/2019	1.350%	835,000	830,867
04/01/2020	1.450%	1,000,000	995,140
10/01/2020	1.550%	1,000,000	994,750
04/01/2021	1.650%	1,000,000	993,730
10/01/2021	1.750%	725,000	719,809
Pennsylvania Turnpike Commission(f)
Revenue Bonds
Series 2013B
Muni Swap Index Yield + 1.150% 12/01/2019	1.640%	3,070,000	3,109,603
Pittsburgh Public Parking Authority
Refunding Revenue Bonds
System
Series 2015A
12/01/2018	4.000%	1,750,000	1,800,523
Quakertown General Authority
Refunding Revenue Bonds
USDA Loan Anticipation Notes
Series 2017
07/01/2021	3.125%	2,500,000	2,500,525
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
School District of Philadelphia (The)
Unlimited General Obligation Refunding Bonds
Series 2015D
09/01/2019	5.000%	3,750,000	3,967,125
State Public School Building Authority
Refunding Revenue Bonds
The School District of Philadelphia Project
Series 2015
06/01/2019	5.000%	2,890,000	3,029,269
Total			65,613,354
Rhode Island 0.4%
Rhode Island Health & Educational Building Corp.
Refunding Revenue Bonds
Hospital Financing - Lifespan Obligation
Series 2016G
05/15/2018	5.000%	1,250,000	1,271,513
05/15/2019	5.000%	1,500,000	1,570,995
05/15/2022	5.000%	1,250,000	1,398,587
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Series 2016
10/01/2046	3.500%	1,575,000	1,635,307
Total			5,876,402
South Carolina 1.6%
Berkeley County School District
Revenue Bonds
Series 2013
12/01/2017	5.000%	500,000	501,791
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Series 2009A-3
01/01/2018	5.000%	5,080,000	5,112,410
Series 2009A-4
01/01/2019	5.000%	6,645,000	6,935,852
SCAGO Educational Facilities Corp. for Pickens School District
Refunding Revenue Bonds
Series 2015
12/01/2018	5.000%	1,100,000	1,144,726
12/01/2019	5.000%	1,250,000	1,343,550
South Carolina State Housing Finance & Development Authority
Refunding Revenue Bonds
Series 2016B-1
07/01/2043	3.500%	1,825,000	1,923,240
South Carolina State Housing Finance & Development Authority(d)
Refunding Revenue Bonds
Series 2016B-2 AMT
07/01/2043	4.000%	4,550,000	4,865,133
Total			21,826,702

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Short Term Municipal Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee 1.3%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Ascension Senior Credit
Series 2016
11/15/2030	1.550%	3,000,000	3,002,910
Tennessee Energy Acquisition Corp.
Revenue Bonds
Series 2006C
02/01/2019	5.000%	9,920,000	10,353,504
02/01/2020	5.000%	3,820,000	4,106,347
Total			17,462,761
Texas 4.8%
City of El Paso Water & Sewer
Refunding Revenue Bonds
Series 2014
03/01/2019	4.000%	1,000,000	1,037,240
City of San Antonio Electric & Gas Systems
Refunding Revenue Bonds
Junior Lien
Series 2014
02/01/2019	5.000%	13,865,000	14,529,272
Dallas/Fort Worth International Airport(d)
Refunding Revenue Bonds
Series 2013E AMT
11/01/2018	5.000%	15,980,000	16,575,255
Harris County-Houston Sports Authority
Refunding Revenue Bonds
Senior Lien
Series 2014A
11/15/2019	5.000%	3,000,000	3,219,180
Houston Independent School District Public Facility Corp.(e)
Revenue Bonds
Capital Appreciation-Cesar E. Chavez
Series 1998A (AMBAC)
09/15/2020	0.000%	2,685,000	2,570,834
Houston Independent School District Public Facility Corp.
Revenue Bonds
Series 2014
09/15/2019	5.000%	4,100,000	4,392,658
Matagorda County Navigation District No. 1(c),(d)
Refunding Revenue Bonds
Central Power and Light Co.
VRDN Series 2017 AMT
05/01/2030	1.750%	3,000,000	2,984,340
New Hope Cultural Education Facilities Finance Corp.
Revenue Notes
Construction Project
Series 2016
02/01/2018	1.000%	2,320,000	2,319,397
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2019	5.000%	1,350,000	1,409,251
01/01/2020	5.000%	1,105,000	1,190,218
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
12/01/2018	2.500%	3,140,000	3,143,014
Tarrant County Housing Finance Corp.
Revenue Bonds
Multifamily Housing Reserve Quebec Apartments
Series 2016
08/01/2018	1.000%	5,100,000	5,090,973
Texas State University System
Refunding Revenue Bonds
Series 2017A
03/15/2020	5.000%	1,580,000	1,717,492
03/15/2021	5.000%	1,600,000	1,790,032
University of Texas System (The)
Revenue Bonds
Series 2017J
08/15/2021	5.000%	3,895,000	4,417,943
Total			66,387,099
Utah 0.1%
Utah Housing Corp.(d)
Refunding Revenue Bonds
Series 2015D-1 Class III (FHA) AMT
01/01/2019	1.850%	1,755,000	1,759,282
Vermont 0.7%
Vermont Economic Development Authority
Revenue Bonds
Bennington College Real Estate Project
RAN Series 2017
07/01/2020	2.000%	10,000,000	9,945,800
Virgin Islands, U.S. 0.2%
Virgin Islands Public Finance Authority(a),(h)
Revenue Bonds
Series 2015
09/01/2018	5.000%	1,720,000	1,760,953
09/01/2020	5.000%	750,000	803,460
Total			2,564,413
Virginia 1.8%
Louisa Industrial Development Authority
Refunding Revenue Bonds
Series 2015
11/01/2035	1.750%	7,000,000	7,044,590

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2017	17

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wise County Industrial Development Authority
Revenue Bonds
Series 2015A
10/01/2040	2.150%	11,875,000	12,094,331
Virginia Electric & Power Co.
Series 2015A
11/01/2040	1.875%	5,000,000	5,052,350
Total			24,191,271
Washington 0.3%
Energy Northwest
Refunding Revenue Bonds
Wind Project
Series 2014
07/01/2018	5.000%	1,425,000	1,460,197
Washington State Housing Finance Commission(d)
Refunding Revenue Bonds
Single Family Program
Series 2015 AMT
12/01/2022	2.600%	1,030,000	1,050,034
Series 2017 AMT
06/01/2039	4.000%	1,200,000	1,283,052
Washington State Housing Finance Commission
Revenue Bonds
Series 2010A (GNMA / FNMA / FHLMC)
10/01/2028	4.700%	325,000	335,592
Total			4,128,875
Wisconsin 0.3%
Wisconsin Health & Educational Facilities Authority(g)
Revenue Bonds
Tomah Memorial Hospital, Inc.
BAN Series 2017A
11/01/2020	2.650%	2,200,000	2,196,876
Wisconsin Housing & Economic Development Authority(d)
Refunding Revenue Bonds
Series 2017B (FHA) AMT
09/01/2019	1.500%	400,000	399,664
03/01/2020	1.600%	350,000	349,615
03/01/2021	1.850%	525,000	524,297
09/01/2022	2.150%	870,000	869,521
Total			4,339,973
Wyoming 0.2%
Wyoming Community Development Authority(d)
Refunding Revenue Bonds
Series 2016-1 AMT
12/01/2038	3.500%	2,055,000	2,155,839
Total Municipal Bonds (Cost $1,156,530,409)			1,158,331,084

Municipal Short Term 13.1%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Colorado 0.0%
Colorado Health Facilities Authority
Refunding Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2018	1.580%	500,000	509,955
Connecticut 0.2%
City of New Haven
Unlimited General Obligation Notes
TAN Series 2017
05/15/2018	1.460%	2,000,000	2,011,120
Illinois 0.4%
State of Illinois(g)
Unlimited General Obligation Notes
Series 2017A
11/01/2018	1.710%	5,000,000	5,162,750
Indiana 0.9%
Indiana Finance Authority(d)
Revenue Bonds
Republic Services, Inc. Project
Series 2010A AMT
05/01/2034	1.150%	8,000,000	7,999,200
Indiana Finance Authority(d),(i)
Revenue Bonds
Republic Services, Inc. Project
Series 2012 AMT
12/01/2037	1.150%	5,000,000	4,999,700
Total			12,998,900
Michigan 1.0%
Waterford School District
Limited General Obligation Notes
Series 2017 (Qualified School Bond Loan Fund)
09/25/2018	1.540%	13,500,000	13,584,645
New York 10.6%
Alexandria Central School District
Unlimited General Obligation Notes
BAN Series 2017
06/29/2018	1.520%	6,180,000	6,209,170
Bemus Point Central School District
Unlimited General Obligation Notes
BAN Series 2017
06/27/2018	1.330%	15,430,000	15,521,191
Board of Cooperative Educational Services for the Sole Supervisory District
Revenue Notes
RAN Series 2017
06/29/2018	1.400%	5,000,000	5,027,750

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Short Term Municipal Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Bolivar-Richburg Central School District
Unlimited General Obligation Notes
BAN Series 2017
07/13/2018	1.410%	5,730,000	5,763,005
City of Long Beach
Limited General Obligation Notes
BAN Series 2017B
02/15/2018	1.280%	1,100,000	1,102,288
City of New York(f)
Unlimited General Obligation Bonds
Fiscal 1995
Subordinated Series 2015F
Muni Swap Index Yield + 0.650% 02/15/2019	1.570%	6,250,000	6,261,000
City of Rome
Limited General Obligation Notes
BAN Series 2017B
03/29/2018	1.330%	8,562,750	8,595,117
Frankfort-Schuyler Central School District
Unlimited General Obligation Notes
BAN Series 2017
06/29/2018	1.450%	6,715,000	6,749,784
Holley Central School District
Unlimited General Obligation Notes
BAN Series 2017
07/11/2018	1.360%	6,375,000	6,413,632
Montauk Union Free School District
Limited General Obligation Notes
TAN Series 2017
06/28/2018	1.350%	3,800,000	3,822,306
Norwich City School District
Unlimited General Obligation Notes
BAN Series 2017
06/29/2018	1.420%	7,225,000	7,263,798
Oakfield-Alabama Central School District
Unlimited General Obligation Notes
BAN Series 2017
06/26/2018	1.370%	15,660,000	15,748,166
Owego Appalachian Central School District
Unlimited General Obligation Notes
RAN Series 2017
10/26/2018	1.550%	4,455,000	4,455,089
RAN Series 2017C
10/26/2018	1.550%	2,830,000	2,830,057
Salmon River Central School District
Unlimited General Obligation Notes
BAN Series 2017
06/29/2018	1.450%	9,113,371	9,160,578
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Schenevus Central School District
Unlimited General Obligation Notes
BAN Series 2017
06/29/2018	1.420%	6,700,000	6,736,113
Tompkins-Seneca-Tioga Board of Cooperative Educational Services
Revenue Notes
RAN Series 2017
06/29/2018	1.500%	10,000,000	10,049,100
Town of Eden
Limited General Obligation Notes
BAN Series 2017
03/08/2018	1.430%	8,440,180	8,456,554
Town of Oyster Bay
Limited General Obligation Notes
BAN Series 2017C
06/01/2018	2.010%	2,550,000	2,556,962
RAN Series 2017
02/23/2018	1.700%	2,000,000	2,004,920
Unadilla Valley Central School District
Unlimited General Obligation Notes
BAN Series 2017B
07/20/2018	1.450%	7,775,000	7,818,851
Village of Alden
Limited General Obligation Notes
BAN Series 2017
09/13/2018	1.350%	3,561,000	3,565,522
Total			146,110,953
Total Municipal Short Term (Cost $180,471,885)			180,378,323

Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.680%(j)	163,075	163,075
Total Money Market Funds (Cost $163,075)		163,075
Total Investments (Cost $1,377,560,369)		1,379,267,482
Other Assets & Liabilities, Net		(1,967,993)
Net Assets		$1,377,299,489

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2017	19

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2017, the value of these securities amounted to $24,526,847, which represents 1.78% of net assets.
(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents a variable rate demand note where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Zero coupon bond.
(f)	Variable rate security.
(g)	Represents a security purchased on a when-issued basis.
(h)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2017, the value of these securities amounted to $2,564,413, which represents 0.19% of net assets.
(i)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(j)	The rate shown is the seven-day current annualized yield at October 31, 2017.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
TAN	Tax Anticipation Note
TCRS	Transferable Custody Receipts
VRDN	Variable Rate Demand Note
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Short Term Municipal Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	40,395,000	—	40,395,000
Municipal Bonds	—	1,158,331,084	—	1,158,331,084
Municipal Short Term	—	180,378,323	—	180,378,323
Money Market Funds	163,075	—	—	163,075
Total Investments	163,075	1,379,104,407	—	1,379,267,482
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2017	21

Statement of Assets and Liabilities
October 31, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$1,377,560,369
Investments in unaffiliated issuers, at value	1,379,267,482
Cash	7,817,687
Receivable for:
Investments sold	2,013,699
Capital shares sold	432,210
Interest	15,437,506
Expense reimbursement due from Investment Manager	4,752
Prepaid expenses	5,855
Other assets	5,323
Total assets	1,404,984,514
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	22,709,450
Capital shares purchased	2,986,759
Distributions to shareholders	1,718,177
Management services fees	16,034
Distribution and/or service fees	1,000
Transfer agent fees	46,160
Compensation of board members	168,025
Compensation of chief compliance officer	168
Other expenses	39,252
Total liabilities	27,685,025
Net assets applicable to outstanding capital stock	$1,377,299,489
Represented by
Paid in capital	1,376,890,145
Undistributed net investment income	953,940
Accumulated net realized loss	(2,251,709)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	1,707,113
Total - representing net assets applicable to outstanding capital stock	$1,377,299,489
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Short Term Municipal Bond Fund | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
October 31, 2017 (Unaudited)
Class A
Net assets	$96,788,766
Shares outstanding	9,335,404
Net asset value per share	$10.37
Maximum offering price per share(a)	$10.47
Class C
Net assets	$12,131,370
Shares outstanding	1,170,775
Net asset value per share	$10.36
Class R4
Net assets	$1,085,225
Shares outstanding	104,600
Net asset value per share(b)	$10.37
Class R5
Net assets	$12,352,693
Shares outstanding	1,191,767
Net asset value per share	$10.37
Class Y
Net assets	$1,067,294,264
Shares outstanding	102,981,768
Net asset value per share	$10.36
Class Z
Net assets	$187,647,171
Shares outstanding	18,097,584
Net asset value per share	$10.37

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 1.00% for Class A shares.
(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2017	23

Statement of Operations
Six Months Ended October 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$6,809
Interest	12,282,678
Total income	12,289,487
Expenses:
Management services fees	3,098,344
Distribution and/or service fees
Class A	132,839
Class B(a)	41
Class C	66,117
Transfer agent fees
Class A	71,723
Class B(a)	6
Class C	8,943
Class R4	746
Class R5	4,127
Class Y	19,371
Class Z	694,302
Compensation of board members	26,064
Custodian fees	6,419
Printing and postage fees	11,604
Registration fees	76,379
Audit fees	16,277
Legal fees	10,577
Compensation of chief compliance officer	168
Other	23,998
Total expenses	4,268,045
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,068,371)
Expense reduction	(40)
Total net expenses	3,199,634
Net investment income	9,089,853
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(594,193)
Net realized loss	(594,193)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,911,101
Net change in unrealized appreciation (depreciation)	2,911,101
Net realized and unrealized gain	2,316,908
Net increase in net assets resulting from operations	$11,406,761

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Short Term Municipal Bond Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017 (a)
Operations
Net investment income	$9,089,853	$18,029,218
Net realized loss	(594,193)	(712,683)
Net change in unrealized appreciation (depreciation)	2,911,101	(9,950,490)
Net increase in net assets resulting from operations	11,406,761	7,366,045
Distributions to shareholders
Net investment income
Class A	(543,474)	(1,090,308)
Class B(b)	(8)	(98)
Class C	(18,319)	(30,979)
Class R4	(7,594)	(6,089)
Class R5	(86,121)	(210,368)
Class Y	(3,260,753)	(23)
Class Z	(5,377,038)	(17,749,792)
Total distributions to shareholders	(9,293,307)	(19,087,657)
Decrease in net assets from capital stock activity	(128,493,226)	(278,087,530)
Total decrease in net assets	(126,379,772)	(289,809,142)
Net assets at beginning of period	1,503,679,261	1,793,488,403
Net assets at end of period	$1,377,299,489	$1,503,679,261
Undistributed net investment income	$953,940	$1,157,394

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2017	25

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2017 (Unaudited)		April 30, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(b)
Subscriptions (c)	1,508,983	15,668,672	6,366,818	65,879,168
Distributions reinvested	44,145	458,326	88,329	915,766
Redemptions	(2,524,672)	(26,253,303)	(8,402,406)	(87,086,042)
Net decrease	(971,544)	(10,126,305)	(1,947,259)	(20,291,108)
Class B(b)
Subscriptions	—	—	2	18
Distributions reinvested	—	—	1	15
Redemptions (c)	(1,591)	(16,497)	(11,432)	(117,674)
Net decrease	(1,591)	(16,497)	(11,429)	(117,641)
Class C
Subscriptions	28,651	297,450	229,616	2,375,122
Distributions reinvested	1,068	11,079	1,582	16,334
Redemptions	(272,661)	(2,827,965)	(648,322)	(6,709,101)
Net decrease	(242,942)	(2,519,436)	(417,124)	(4,317,645)
Class R4
Subscriptions	95,560	993,648	113,247	1,169,951
Distributions reinvested	723	7,511	577	5,975
Redemptions	(92,193)	(956,833)	(65,491)	(679,453)
Net increase	4,090	44,326	48,333	496,473
Class R5
Subscriptions	68,664	712,511	1,199,074	12,434,908
Distributions reinvested	8,293	86,053	20,280	210,211
Redemptions	(281,300)	(2,917,340)	(1,949,281)	(20,258,463)
Net decrease	(204,343)	(2,118,776)	(729,927)	(7,613,344)
Class Y
Subscriptions	107,233,241	1,115,208,130	966	10,000
Distributions reinvested	145	1,503	—	—
Redemptions	(4,252,584)	(44,276,231)	—	—
Net increase	102,980,802	1,070,933,402	966	10,000
Class Z
Subscriptions	10,242,047	106,337,739	50,085,852	519,195,345
Distributions reinvested	64,793	672,656	114,029	1,182,672
Redemptions	(124,148,948)	(1,291,700,335)	(73,973,871)	(766,632,282)
Net decrease	(113,842,108)	(1,184,689,940)	(23,773,990)	(246,254,265)
Total net decrease	(12,277,636)	(128,493,226)	(26,830,430)	(278,087,530)

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(c)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Short Term Municipal Bond Fund | Semiannual Report 2017

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Columbia Short Term Municipal Bond Fund | Semiannual Report 2017	27

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class A
10/31/2017 (c)	$10.36	0.05	0.01	0.06	(0.05)
4/30/2017	$10.43	0.09	(0.06)	0.03	(0.10)
4/30/2016	$10.42	0.07	0.01	0.08	(0.07)
4/30/2015	$10.48	0.08	(0.06)	0.02	(0.08)
4/30/2014	$10.54	0.10	(0.06)	0.04	(0.10)
4/30/2013	$10.55	0.11	(0.01)	0.10	(0.11)
Class C
10/31/2017 (c)	$10.35	0.01	0.01	0.02	(0.01)
4/30/2017	$10.42	0.01	(0.06)	(0.05)	(0.02)
4/30/2016	$10.42	(0.01)	0.01	0.00 (f)	(0.00) (f)
4/30/2015	$10.48	0.00 (f)	(0.06)	(0.06)	(0.00) (f)
4/30/2014	$10.54	0.02	(0.06)	(0.04)	(0.02)
4/30/2013	$10.55	0.03	(0.01)	0.02	(0.03)
Class R4
10/31/2017 (c)	$10.36	0.07	0.01	0.08	(0.07)
4/30/2017	$10.43	0.12	(0.07)	0.05	(0.12)
4/30/2016	$10.41	0.09	0.02	0.11	(0.09)
4/30/2015	$10.47	0.11	(0.06)	0.05	(0.11)
4/30/2014	$10.54	0.13	(0.08)	0.05	(0.12)
4/30/2013 (g)	$10.54	0.02	(0.01)	0.01	(0.01)
Class R5
10/31/2017 (c)	$10.35	0.07	0.02	0.09	(0.07)
4/30/2017	$10.42	0.13	(0.07)	0.06	(0.13)
4/30/2016	$10.41	0.10	0.01	0.11	(0.10)
4/30/2015	$10.47	0.12	(0.06)	0.06	(0.12)
4/30/2014	$10.54	0.14	(0.07)	0.07	(0.14)
4/30/2013 (h)	$10.55	0.07	(0.01)	0.06	(0.07)
Class Y
10/31/2017 (c)	$10.36	0.07	0.00	0.07	(0.07)
4/30/2017 (i)	$10.35	0.02	0.01 (j)	0.03	(0.02)
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Short Term Municipal Bond Fund | Semiannual Report 2017

Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.05)	$10.37	0.62%	0.83% (d)	0.69% (d),(e)	1.00% (d)	19%	$96,789
(0.10)	$10.36	0.26%	0.86%	0.71% (e)	0.86%	46%	$106,751
(0.07)	$10.43	0.74%	0.89%	0.72% (e)	0.64%	37%	$127,769
(0.08)	$10.42	0.22%	0.89%	0.73% (e)	0.79%	28%	$130,876
(0.10)	$10.48	0.37%	0.89%	0.73% (e)	0.94%	31%	$165,777
(0.11)	$10.54	0.96%	0.89%	0.73% (e)	1.05%	37%	$185,205

(0.01)	$10.36	0.24%	1.58% (d)	1.44% (d),(e)	0.24% (d)	19%	$12,131
(0.02)	$10.35	(0.48%)	1.61%	1.46% (e)	0.11%	46%	$14,630
(0.00) (f)	$10.42	0.00% (f)	1.64%	1.47% (e)	(0.10%)	37%	$19,074
(0.00) (f)	$10.42	(0.53%)	1.64%	1.48% (e)	0.04%	28%	$21,184
(0.02)	$10.48	(0.38%)	1.64%	1.48% (e)	0.19%	31%	$24,424
(0.03)	$10.54	0.20%	1.64%	1.48% (e)	0.30%	37%	$27,730

(0.07)	$10.37	0.75%	0.58% (d)	0.43% (d),(e)	1.26% (d)	19%	$1,085
(0.12)	$10.36	0.51%	0.62%	0.45% (e)	1.15%	46%	$1,041
(0.09)	$10.43	1.09%	0.64%	0.47% (e)	0.89%	37%	$544
(0.11)	$10.41	0.47%	0.65%	0.48% (e)	1.04%	28%	$568
(0.12)	$10.47	0.53%	0.64%	0.48% (e)	1.19%	31%	$85
(0.01)	$10.54	0.14%	0.66% (d)	0.48% (d)	1.32% (d)	37%	$2,044

(0.07)	$10.37	0.88%	0.51% (d)	0.37% (d)	1.31% (d)	19%	$12,353
(0.13)	$10.35	0.61%	0.50%	0.36%	1.21%	46%	$14,452
(0.10)	$10.42	1.10%	0.49%	0.37%	1.00%	37%	$22,159
(0.12)	$10.41	0.57%	0.49%	0.38%	1.14%	28%	$15,024
(0.14)	$10.47	0.67%	0.48%	0.37%	1.31%	31%	$23,173
(0.07)	$10.54	0.54%	0.48% (d)	0.39% (d)	1.40% (d)	37%	$522

(0.07)	$10.36	0.71%	0.48% (d)	0.33% (d)	1.47% (d)	19%	$1,067,294
(0.02)	$10.36	0.33%	0.50% (d)	0.31% (d)	1.42% (d)	46%	$10
Columbia Short Term Municipal Bond Fund | Semiannual Report 2017	29

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class Z
10/31/2017 (c)	$10.36	0.06	0.02	0.08	(0.07)
4/30/2017	$10.43	0.12	(0.07)	0.05	(0.12)
4/30/2016	$10.42	0.09	0.01	0.10	(0.09)
4/30/2015	$10.48	0.11	(0.06)	0.05	(0.11)
4/30/2014	$10.54	0.13	(0.06)	0.07	(0.13)
4/30/2013	$10.55	0.14	(0.01)	0.13	(0.14)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended October 31, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	Class R4 shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(h)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(i)	Class Y shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(j)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Short Term Municipal Bond Fund | Semiannual Report 2017

Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.07)	$10.37	0.74%	0.59% (d)	0.45% (d),(e)	1.18% (d)	19%	$187,647
(0.12)	$10.36	0.51%	0.61%	0.46% (e)	1.11%	46%	$1,366,779
(0.09)	$10.43	0.99%	0.64%	0.47% (e)	0.89%	37%	$1,623,807
(0.11)	$10.42	0.47%	0.64%	0.48% (e)	1.04%	28%	$1,699,650
(0.13)	$10.48	0.62%	0.64%	0.48% (e)	1.19%	31%	$1,822,976
(0.14)	$10.54	1.21%	0.64%	0.48% (e)	1.30%	37%	$1,829,096
Columbia Short Term Municipal Bond Fund | Semiannual Report 2017	31

Notes to Financial Statements
October 31, 2017 (Unaudited)
Note 1. Organization
Columbia Short Term Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 1.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Class B shares of the Fund are no longer offered for sale. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Effective November 1, 2017, Class R4 shares were renamed Advisor Class shares.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Effective November 1, 2017, Class R5 shares were renamed Institutional 2 Class shares.
Class Y shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Effective November 1, 2017, Class Y shares were renamed Institutional 3 Class shares.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Effective November 1, 2017, Class Z shares were renamed Institutional Class shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
32	Columbia Short Term Municipal Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2017	33

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2017 was 0.42% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by
34	Columbia Short Term Municipal Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Class R5 and Class Y shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to August 1, 2017, these limitations were 0.075% for Class R5 shares and 0.025% for Class Y shares.
For the six months ended October 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Class B	0.04 (a),(b)
Class C	0.14
Class R4	0.13
Class R5	0.06
Class Y	0.01
Class Z	0.15

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2017, these minimum account balance fees reduced total expenses of the Fund by $40.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the
Columbia Short Term Municipal Bond Fund | Semiannual Report 2017	35

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a distribution and service fee for Class B shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended October 31, 2017, if any, are listed below:
Amount ($)
Class A	10,769
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2017 through August 31, 2018	Prior to September 1, 2017
Class A	0.67%	0.70%
Class C	1.42	1.45
Class R4	0.42	0.45
Class R5	0.39	0.36
Class Y	0.33	0.31
Class Z	0.42	0.45
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
36	Columbia Short Term Municipal Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
At October 31, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,377,560,000	4,316,000	(2,609,000)	1,707,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	602,849	—	645,924	374,709	1,623,482
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $244,645,662 and $385,240,914, respectively, for the six months ended October 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended October 31, 2017.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2017	37

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Municipal securities risk
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects. Because the Fund invests significantly in municipal securities issued by the State of New York and its political sub-divisions, the Fund will be particularly affected by any such changes in or otherwise impacting New York and its political sub-divisions.
Shareholder concentration risk
At October 31, 2017, one unaffiliated shareholder of record owned 83.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to
38	Columbia Short Term Municipal Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2017	39

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Short Term Municipal Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
40	Columbia Short Term Municipal Bond Fund | Semiannual Report 2017

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2017	41

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
42	Columbia Short Term Municipal Bond Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Short Term Municipal Bond Fund | Semiannual Report 2017	43

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Columbia Short Term Municipal Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR223_04_G01_(12/17)

SemiAnnual Report
October 31, 2017
Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia AMT-Free Virginia Intermediate Muni Bond Fund   |  Semiannual Report 2017

Columbia AMT-Free Virginia Intermediate Muni Bond Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia AMT-Free Virginia Intermediate Muni Bond Fund (the Fund) seeks current income exempt from U.S. federal income tax and Virginia individual income tax, consistent with moderate fluctuation of principal.
Portfolio management
Brian McGreevy
Co-portfolio manager
Managed Fund since 2011
Paul Fuchs, CFA
Co-portfolio manager
Managed Fund since 2016
Effective December 29, 2017, Mr. McGreevy will no longer manage the Fund. Paul Fuchs will continue as co-portfolio manager of the Fund and on December 29, 2017, Deborah Vargo will be added as a co-portfolio manager of the Fund.
Average annual total returns (%) (for the period ended October 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	12/05/89	1.25	0.80	1.66	3.24
	Including sales charges		-1.76	-2.22	1.04	2.93
Class C	Excluding sales charges	06/17/92	0.77	0.05	0.91	2.47
	Including sales charges		-0.23	-0.93	0.91	2.47
Class R4*		03/19/13	1.37	1.15	1.93	3.51
Class Y*		03/01/17	1.34	1.12	1.93	3.51
Class Z		09/20/89	1.28	0.95	1.90	3.49
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			2.19	2.05	2.70	4.39
Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class Y and Class Z shares were renamed Advisor Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at October 31, 2017)
AAA rating	16.2
AA rating	55.5
A rating	17.2
BBB rating	5.9
B rating	0.5
Not rated	4.7
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2017 — October 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,012.50	1,021.40	4.10	4.12	0.80
Class C	1,000.00	1,000.00	1,007.70	1,017.58	7.93	7.97	1.55
Class R4	1,000.00	1,000.00	1,013.70	1,022.68	2.82	2.83	0.55
Class Y	1,000.00	1,000.00	1,013.40	1,023.08	2.41	2.42	0.47
Class Z	1,000.00	1,000.00	1,012.80	1,022.63	2.87	2.89	0.56
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments
October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 1.1%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.1%
Virginia College Building Authority(a),(b)
Revenue Bonds
University of Richmond Project
VRDN Series 2009 (Wells Fargo Bank)
11/01/2036	0.880%	2,000,000	2,000,000
Total Floating Rate Notes (Cost $2,000,000)			2,000,000

Municipal Bonds 97.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 7.4%
Capital Region Airport Commission
Refunding Revenue Bonds
Series 2016A
07/01/2034	4.000%	1,125,000	1,203,143
Metropolitan Washington Airports Authority
Refunding Revenue Bonds
Series 2010F-1
10/01/2021	5.000%	1,000,000	1,136,630
Revenue Bonds
Series 2009B
10/01/2021	5.000%	3,000,000	3,211,470
Series 2009C
10/01/2023	5.000%	3,000,000	3,104,100
Series 2010A
10/01/2023	5.000%	2,475,000	2,732,251
10/01/2027	5.000%	1,515,000	1,665,152
Norfolk Airport Authority
Refunding Revenue Bonds
Series 2011 (AGM)
07/01/2024	5.000%	1,000,000	1,120,120
Total			14,172,866
Higher Education 9.4%
Amherst Industrial Development Authority
Refunding Revenue Bonds
Educational Facilities Sweet Briar Institute
Series 2006
09/01/2026	5.000%	1,000,000	943,260
Lexington Industrial Development Authority
Revenue Bonds
VMI Development Board, Inc. Project
Series 2006A
12/01/2020	5.000%	1,400,000	1,558,158
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia College Building Authority
Refunding Revenue Bonds
University of Richmond Project
Series 2011A
03/01/2022	5.000%	1,245,000	1,393,354
Series 2011B
03/01/2021	5.000%	2,250,000	2,522,025
Revenue Bonds
Liberty University Projects
Series 2010
03/01/2019	5.000%	1,000,000	1,051,090
03/01/2022	5.000%	1,455,000	1,576,056
03/01/2023	5.000%	2,000,000	2,165,440
Washington & Lee University Project
Series 1998 (NPFGC)
01/01/2026	5.250%	3,115,000	3,680,217
Virginia Polytechnic Institute & State University
Revenue Bonds
General Dorm and Dining Hall
Series 2015A
06/01/2027	4.000%	2,650,000	2,969,537
Total			17,859,137
Hospital 11.0%
Augusta County Economic Development Authority
Refunding Revenue Bonds
Augusta Health Care, Inc.
Series 2003
09/01/2019	5.250%	905,000	968,413
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health System Project
Series 1993
08/15/2019	5.250%	525,000	552,337
Series 1993I (NPFGC)
08/15/2019	5.250%	530,000	557,597
Revenue Bonds
Inova Health System Project
Series 2009C
05/15/2025	5.000%	1,000,000	1,057,450
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
MediCorp Health Systems Obligation
Series 2007
06/15/2020	5.250%	4,000,000	4,357,920
Norfolk Economic Development Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2012B
11/01/2027	5.000%	1,735,000	1,970,162

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Roanoke Economic Development Authority
Refunding Revenue Bonds
Carilion Clinic Obligation Group
Series 2010
07/01/2025	5.000%	3,500,000	3,822,280
Revenue Bonds
Carilion Clinic Obligation Group
Series 2012
07/01/2022	5.000%	2,000,000	2,300,920
07/01/2023	5.000%	1,000,000	1,136,680
Stafford County Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare
Series 2016
06/15/2030	5.000%	1,300,000	1,478,152
06/15/2033	5.000%	200,000	223,252
06/15/2035	5.000%	1,000,000	1,103,700
Winchester Economic Development Authority
Refunding Revenue Bonds
Valley Health System Obligation Group
Series 2015
01/01/2032	5.000%	1,250,000	1,443,763
Total			20,972,626
Investor Owned 1.1%
Chesterfield County Economic Development Authority
Refunding Revenue Bonds
Virginia Electric & Power Co.
Series 2009A
05/01/2023	5.000%	2,000,000	2,101,720
Local Appropriation 6.3%
Appomattox County Economic Development Authority
Unrefunded Revenue Bonds
Series 2010
05/01/2022	5.000%	175,000	188,972
Arlington County Industrial Development Authority
Refunding Revenue Bonds
Series 2017
02/15/2029	5.000%	1,000,000	1,233,390
Fairfax County Economic Development Authority
Revenue Bonds
Metrorail Parking Systems
Series 2017
04/01/2033	5.000%	745,000	887,265
Six Public Facilities Projects
Series 2010
04/01/2024	4.000%	1,340,000	1,384,957
Henrico County Economic Development Authority
Refunding Revenue Bonds
Series 2009B
08/01/2021	4.500%	1,770,000	1,876,713
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Loudoun County Economic Development Authority
Revenue Bonds
Roads & Public Facilities Project
Series 2015
12/01/2025	5.000%	3,000,000	3,678,450
Series 2015
12/01/2028	5.000%	1,035,000	1,240,541
Virginia Beach Development Authority
Revenue Bonds
Series 2010C
08/01/2023	5.000%	1,380,000	1,512,618
Total			12,002,906
Local General Obligation 9.4%
City of Alexandria Virginia
Unlimited General Obligation Refunding Bonds
Series 2017C
07/01/2030	4.000%	1,000,000	1,133,550
City of Lynchburg Virginia
Unlimited General Obligation Refunding Bonds
Series 2017
08/01/2029	4.000%	840,000	963,245
City of Newport News
Unlimited General Obligation Refunding & Improvement Bonds
Water
Series 2007B
07/01/2020	5.250%	2,000,000	2,212,820
Unlimited General Obligation Refunding Bonds
Series 2016A
08/01/2031	5.000%	1,000,000	1,203,130
City of Portsmouth
Unlimited General Obligation Refunding Bonds
Public Utilities
Series 2012A
07/15/2021	5.000%	3,000,000	3,399,960
City of Richmond
Unlimited General Obligation Bonds
Public Improvement
Series 2015B
03/01/2028	4.000%	2,000,000	2,216,720
Unlimited General Obligation Refunding Bonds
Series 2017B
07/15/2029	4.000%	2,000,000	2,284,760
City of Suffolk
Unlimited General Obligation Refunding Bonds
Series 2014
02/01/2029	4.000%	2,000,000	2,196,740

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Arlington
Unlimited General Obligation Bonds
Series 2017
08/15/2034	4.000%	2,000,000	2,200,540
Total			17,811,465
Other Bond Issue 4.7%
Montgomery County Economic Development Authority
Refunding Revenue Bonds
Virginia Tech Foundation
Series 2017A
06/01/2029	5.000%	200,000	245,612
Rappahannock Regional Jail Authority
Refunding Revenue Bonds
Series 2015
10/01/2030	5.000%	1,725,000	2,032,878
Riverside Regional Jail Authority
Refunding Revenue Bonds
Series 2015
07/01/2028	5.000%	2,685,000	3,179,201
Western Regional Jail Authority
Refunding Revenue Bonds
Series 2015
12/01/2027	5.000%	1,500,000	1,795,845
Series 2016
12/01/2033	5.000%	1,500,000	1,762,950
Total			9,016,486
Pool / Bond Bank 11.2%
Virginia College Building Authority
Refunding Revenue Bonds
Series 2016A
09/01/2033	3.000%	500,000	498,110
Virginia Public School Authority
Refunding Revenue Bonds
School Financing
Series 2009C
08/01/2025	4.000%	2,000,000	2,092,240
Virginia Resources Authority
Refunding Revenue Bonds
Revolving Fund
Series 2011A
08/01/2024	5.000%	1,395,000	1,567,352
Series 2015
10/01/2027	5.000%	1,500,000	1,827,840
State Revolving Fund
Subordinated Series 2005
10/01/2019	5.500%	2,500,000	2,706,250
10/01/2020	5.500%	3,500,000	3,926,440
10/01/2021	5.500%	6,475,000	7,509,381
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Virginia Pooled Financing Program
Series 2016S
11/01/2033	4.000%	1,000,000	1,092,360
Total			21,219,973
Refunded / Escrowed 13.9%
Appomattox County Economic Development Authority
Prerefunded 05/01/20 Revenue Bonds
Series 2010
05/01/2022	5.000%	1,315,000	1,435,533
Chesapeake Bay Bridge & Tunnel District
Refunding Revenue Bonds
General Resolution
Series 1998 Escrowed to Maturity (NPFGC)
07/01/2025	5.500%	4,000,000	4,896,160
City of Newport News
Prerefunded 07/01/20 Unlimited General Obligation Improvement Bonds
Series 2011A
07/01/2023	5.000%	1,380,000	1,515,916
City of Richmond
Prerefunded 07/15/20 Unlimited General Obligation Public Improvement Bonds
Series 2010D
07/15/2022	5.000%	575,000	632,442
07/15/2024	5.000%	1,000,000	1,099,900
County of Fairfax
Prerefunded 04/01/21 Unlimited General Obligation Refunding Bonds
Public Improvement
Series 2011A
04/01/2024	4.000%	2,000,000	2,183,240
County of Pittsylvania
Prerefunded 02/01/19 Unlimited General Obligation Bonds
Series 2008B
02/01/2023	5.500%	1,030,000	1,086,362
County of Smyth
Prerefunded 11/01/21 Unlimited General Obligation Bonds
Public Improvement
Series 2011A
11/01/2031	5.000%	4,000,000	4,561,240
Fairfax County Economic Development Authority
Prerefunded 04/01/20 Special Tax Bonds
Silver Line Phase I Project
Series 2011
04/01/2026	5.000%	4,185,000	4,562,236
Hampton Roads Sanitation District
Prerefunded 04/01/18 Revenue Bonds
Series 2008
04/01/2022	5.000%	1,000,000	1,016,550

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 11/01/19 Revenue Bonds
Series 2011
11/01/2024	5.000%	1,750,000	1,880,130
11/01/2025	5.000%	1,380,000	1,482,617
Total			26,352,326
Retirement Communities 2.3%
Albermarle County Economic Development Authority
Revenue Bonds
Westminster-Canterbury of the Blue Ridge
Series 2012
01/01/2032	4.625%	2,000,000	1,990,640
Hanover County Economic Development Authority
Revenue Bonds
Covenant Woods
Series 2012A
07/01/2022	4.000%	975,000	1,018,836
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster-Canterbury Corp.
Series 2015
10/01/2035	4.000%	1,320,000	1,332,263
Total			4,341,739
Sales Tax 1.2%
Northern Virginia Transportation Authority
Revenue Bonds
Series 2014
06/01/2032	5.000%	2,000,000	2,343,980
Special Non Property Tax 2.3%
Greater Richmond Convention Center Authority
Refunding Revenue Bonds
Series 2015
06/15/2029	5.000%	1,350,000	1,592,028
06/15/2030	5.000%	1,540,000	1,806,728
Territory of Guam(c)
Revenue Bonds
Series 2011A
01/01/2031	5.000%	850,000	895,551
Total			4,294,307
Special Property Tax 3.3%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2023	4.000%	1,000,000	998,530
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fairfax County Economic Development Authority
Refunding Special Tax Bonds
Silver Line Phase I Project
Series 2016
04/01/2031	4.000%	1,000,000	1,094,880
04/01/2032	4.000%	1,000,000	1,087,040
Marquis Community Development Authority of York County(d),(e)
Revenue Bonds
Convertible
Series 2015
09/01/2045	0.000%	644,000	449,647
Marquis Community Development Authority of York County
Tax Allocation Bonds
Series 2007B
09/01/2041	5.625%	2,084,000	1,449,797
Marquis Community Development Authority of York County(e)
Tax Allocation Bonds
Series 2007C
09/01/2041	0.000%	3,164,000	580,278
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2025	5.000%	690,000	709,955
Total			6,370,127
State Appropriated 0.9%
Virginia College Building Authority
Revenue Bonds
21st Century College Program
Series 2017
02/01/2034	4.000%	1,500,000	1,621,560
Transportation 5.3%
Virginia Commonwealth Transportation Board
Revenue Bonds
Capital Projects
Series 2012
05/15/2029	5.000%	3,000,000	3,444,570
Series 2016
05/15/2030	4.000%	1,000,000	1,106,550
Washington Metropolitan Area Transit Authority
Refunding Revenue Bonds
Series 2017A-1
07/01/2029	5.000%	2,500,000	3,069,675
Revenue Bonds
Series 2017B
07/01/2034	5.000%	2,000,000	2,392,660
Total			10,013,455

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 3.4%
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Senior Series 2012A
07/15/2023	5.000%	1,025,000	1,161,345
07/15/2027	5.000%	1,000,000	1,105,090
Metropolitan Washington Airports Authority Dulles Toll Road(e)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/2023	0.000%	5,000,000	4,291,650
Total			6,558,085
Water & Sewer 4.4%
County of Fairfax Sewer
Refunding Revenue Bonds
Series 2016A
07/15/2030	5.000%	1,000,000	1,223,300
Fairfax County Water Authority
Refunding Revenue Bonds
Series 2017
04/01/2029	5.000%	2,000,000	2,477,620
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Refunding Revenue Bonds
Series 2005B
04/01/2019	5.250%	1,835,000	1,941,797
Guam Government Waterworks Authority(c)
Revenue Bonds
Series 2016
07/01/2036	5.000%	350,000	379,596
Hampton Roads Sanitation District
Refunding Subordinated Revenue Bonds
Series 2016A
08/01/2031	5.000%	2,000,000	2,404,520
Total			8,426,833
Total Municipal Bonds (Cost $177,854,903)			185,479,591

Total Investments (Cost: $179,854,903)	187,479,591
Other Assets & Liabilities, Net	2,724,271
Net Assets	190,203,862

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate demand note where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate.
(c)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2017, the value of these securities amounted to $1,275,147, which represents 0.67% of net assets.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2017, the value of these securities amounted to $449,647, which represents 0.24% of net assets.
(e)	Zero coupon bond.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Fair value measurements  (continued)
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	2,000,000	—	2,000,000
Municipal Bonds	—	185,479,591	—	185,479,591
Total Investments	—	187,479,591	—	187,479,591
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2017

Statement of Assets and Liabilities
October 31, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$179,854,903
Investments in unaffiliated issuers, at value	187,479,591
Cash	1,133,303
Receivable for:
Capital shares sold	233,422
Interest	2,045,206
Expense reimbursement due from Investment Manager	236
Prepaid expenses	2,577
Other assets	3,594
Total assets	190,897,929
Liabilities
Payable for:
Capital shares purchased	52,878
Distributions to shareholders	477,641
Management services fees	2,446
Distribution and/or service fees	318
Transfer agent fees	11,774
Compensation of board members	122,453
Compensation of chief compliance officer	22
Other expenses	26,535
Total liabilities	694,067
Net assets applicable to outstanding capital stock	$190,203,862
Represented by
Paid in capital	181,908,054
Undistributed net investment income	180,051
Accumulated net realized gain	491,069
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	7,624,688
Total - representing net assets applicable to outstanding capital stock	$190,203,862
Class A
Net assets	$28,401,669
Shares outstanding	2,635,731
Net asset value per share	$10.78
Maximum offering price per share(a)	$11.11
Class C
Net assets	$4,527,556
Shares outstanding	419,841
Net asset value per share	$10.78
Class R4
Net assets	$2,045,893
Shares outstanding	189,867
Net asset value per share	$10.78
Class Y
Net assets	$121,400,489
Shares outstanding	11,240,660
Net asset value per share	$10.80
Class Z
Net assets	$33,828,255
Shares outstanding	3,139,705
Net asset value per share	$10.77

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2017	11

Statement of Operations
Six Months Ended October 31, 2017 (Unaudited)
Net investment income
Income:
Interest	$3,322,738
Total income	3,322,738
Expenses:
Management services fees	465,806
Distribution and/or service fees
Class A	36,473
Class B(a)	27
Class C	24,217
Transfer agent fees
Class A	17,801
Class B(a)	3
Class C	2,951
Class R4	825
Class Y	2,203
Class Z	79,161
Compensation of board members	13,812
Custodian fees	1,191
Printing and postage fees	5,741
Registration fees	6,948
Audit fees	17,438
Legal fees	4,744
Compensation of chief compliance officer	22
Other	5,735
Total expenses	685,098
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(92,816)
Expense reduction	(20)
Total net expenses	592,262
Net investment income	2,730,476
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	561,586
Net realized gain	561,586
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(695,410)
Net change in unrealized appreciation (depreciation)	(695,410)
Net realized and unrealized loss	(133,824)
Net increase in net assets resulting from operations	$2,596,652

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017 (a)
Operations
Net investment income	$2,730,476	$5,860,854
Net realized gain (loss)	561,586	(8,421)
Net change in unrealized appreciation (depreciation)	(695,410)	(7,110,868)
Net increase (decrease) in net assets resulting from operations	2,596,652	(1,258,435)
Distributions to shareholders
Net investment income
Class A	(381,525)	(1,058,469)
Class B(b)	(47)	(201)
Class C	(45,272)	(101,500)
Class R4	(20,384)	(19,024)
Class Y	(755,065)	(52)
Class Z	(1,590,023)	(4,995,471)
Net realized gains
Class A	—	(127,621)
Class B(b)	—	(31)
Class C	—	(17,010)
Class R4	—	(2,336)
Class Z	—	(537,963)
Total distributions to shareholders	(2,792,316)	(6,859,678)
Decrease in net assets from capital stock activity	(5,391,753)	(17,471,019)
Total decrease in net assets	(5,587,417)	(25,589,132)
Net assets at beginning of period	195,791,279	221,380,411
Net assets at end of period	$190,203,862	$195,791,279
Undistributed net investment income	$180,051	$241,891

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2017	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2017 (Unaudited)		April 30, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(b)
Subscriptions (c)	228,596	2,479,393	666,139	7,246,638
Distributions reinvested	19,830	214,836	68,544	747,740
Redemptions	(222,927)	(2,424,951)	(1,884,374)	(20,270,581)
Net increase (decrease)	25,499	269,278	(1,149,691)	(12,276,203)
Class B(b)
Subscriptions	—	—	1	6
Redemptions (c)	(904)	(9,879)	(60)	(637)
Net decrease	(904)	(9,879)	(59)	(631)
Class C
Subscriptions	47,450	515,093	111,239	1,234,219
Distributions reinvested	3,461	37,516	8,573	93,363
Redemptions	(88,418)	(959,046)	(122,031)	(1,330,962)
Net decrease	(37,507)	(406,437)	(2,219)	(3,380)
Class R4
Subscriptions	114,723	1,243,870	96,413	1,047,662
Distributions reinvested	1,868	20,230	1,929	21,033
Redemptions	(2,034)	(22,033)	(68,313)	(726,973)
Net increase	114,557	1,242,067	30,029	341,722
Class Y
Subscriptions	11,687,567	127,266,317	930	10,000
Distributions reinvested	677	7,313	—	—
Redemptions	(448,514)	(4,884,515)	—	—
Net increase	11,239,730	122,389,115	930	10,000
Class Z
Subscriptions	484,783	5,257,147	3,794,757	41,194,146
Distributions reinvested	34,684	375,773	50,579	550,870
Redemptions	(12,378,610)	(134,508,817)	(4,379,904)	(47,287,543)
Net decrease	(11,859,143)	(128,875,897)	(534,568)	(5,542,527)
Total net decrease	(517,768)	(5,391,753)	(1,655,578)	(17,471,019)

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(c)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2017

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Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2017	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
10/31/2017 (c)	$10.79	0.14	(0.01)	0.13	(0.14)	—
4/30/2017	$11.18	0.28	(0.34)	(0.06)	(0.30)	(0.03)
4/30/2016	$11.13	0.30	0.10	0.40	(0.32)	(0.03)
4/30/2015	$11.09	0.31	0.04	0.35	(0.31)	(0.00) (f)
4/30/2014	$11.54	0.32	(0.39)	(0.07)	(0.31)	(0.07)
4/30/2013	$11.47	0.31	0.09	0.40	(0.31)	(0.02)
Class C
10/31/2017 (c)	$10.80	0.10	(0.02)	0.08	(0.10)	—
4/30/2017	$11.19	0.20	(0.34)	(0.14)	(0.22)	(0.03)
4/30/2016	$11.13	0.22	0.10	0.32	(0.23)	(0.03)
4/30/2015	$11.10	0.23	0.03	0.26	(0.23)	(0.00) (f)
4/30/2014	$11.54	0.23	(0.37)	(0.14)	(0.23)	(0.07)
4/30/2013	$11.48	0.22	0.08	0.30	(0.22)	(0.02)
Class R4
10/31/2017 (c)	$10.79	0.15	(0.00) (f)	0.15	(0.16)	—
4/30/2017	$11.18	0.31	(0.34)	(0.03)	(0.33)	(0.03)
4/30/2016	$11.12	0.33	0.11	0.44	(0.35)	(0.03)
4/30/2015	$11.08	0.34	0.04	0.38	(0.34)	(0.00) (f)
4/30/2014	$11.52	0.35	(0.38)	(0.03)	(0.34)	(0.07)
4/30/2013 (g)	$11.43	0.04	0.09	0.13	(0.04)	—
Class Y
10/31/2017 (c)	$10.82	0.16	(0.02)	0.14	(0.16)	—
4/30/2017 (h)	$10.75	0.05	0.08 (i)	0.13	(0.06)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.14)	$10.78	1.25%	0.90% (d)	0.80% (d),(e)	2.55% (d)	8%	$28,402
(0.33)	$10.79	(0.51%)	0.95%	0.81%	2.56%	7%	$28,168
(0.35)	$11.18	3.65%	0.96%	0.81% (e)	2.72%	12%	$42,046
(0.31)	$11.13	3.21%	0.97%	0.81% (e)	2.79%	9%	$47,324
(0.38)	$11.09	(0.51%)	0.97%	0.81% (e)	2.86%	2%	$47,113
(0.33)	$11.54	3.49%	0.95%	0.80% (e)	2.68%	11%	$55,003

(0.10)	$10.78	0.77%	1.65% (d)	1.55% (d),(e)	1.80% (d)	8%	$4,528
(0.25)	$10.80	(1.25%)	1.70%	1.56%	1.82%	7%	$4,938
(0.26)	$11.19	2.97%	1.72%	1.56% (e)	1.97%	12%	$5,141
(0.23)	$11.13	2.35%	1.72%	1.56% (e)	2.03%	9%	$4,419
(0.30)	$11.10	(1.16%)	1.72%	1.56% (e)	2.11%	2%	$4,044
(0.24)	$11.54	2.63%	1.70%	1.55% (e)	1.93%	11%	$5,601

(0.16)	$10.78	1.37%	0.65% (d)	0.55% (d),(e)	2.81% (d)	8%	$2,046
(0.36)	$10.79	(0.26%)	0.70%	0.56%	2.81%	7%	$812
(0.38)	$11.18	4.00%	0.72%	0.56% (e)	2.97%	12%	$506
(0.34)	$11.12	3.47%	0.72%	0.56% (e)	3.06%	9%	$656
(0.41)	$11.08	(0.19%)	0.72%	0.56% (e)	3.18%	2%	$77
(0.04)	$11.52	1.12%	0.56% (d)	0.52% (d)	2.98% (d)	11%	$3

(0.16)	$10.80	1.34%	0.55% (d)	0.47% (d)	2.99% (d)	8%	$121,400
(0.06)	$10.82	1.17%	0.55% (d)	0.42% (d)	3.04% (d)	7%	$10
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2017	17

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class Z
10/31/2017 (c)	$10.79	0.15	(0.01)	0.14	(0.16)	—
4/30/2017	$11.18	0.31	(0.34)	(0.03)	(0.33)	(0.03)
4/30/2016	$11.13	0.33	0.10	0.43	(0.35)	(0.03)
4/30/2015	$11.09	0.34	0.04	0.38	(0.34)	(0.00) (f)
4/30/2014	$11.54	0.34	(0.38)	(0.04)	(0.34)	(0.07)
4/30/2013	$11.47	0.34	0.08	0.42	(0.33)	(0.02)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended October 31, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	Class R4 shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(h)	Class Y shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(i)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.16)	$10.77	1.28%	0.66% (d)	0.56% (d),(e)	2.75% (d)	8%	$33,828
(0.36)	$10.79	(0.26%)	0.70%	0.56%	2.82%	7%	$161,853
(0.38)	$11.18	3.91%	0.71%	0.56% (e)	2.97%	12%	$173,677
(0.34)	$11.13	3.47%	0.72%	0.56% (e)	3.04%	9%	$171,775
(0.41)	$11.09	(0.26%)	0.72%	0.56% (e)	3.09%	2%	$177,502
(0.35)	$11.54	3.75%	0.70%	0.55% (e)	2.93%	11%	$281,126
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2017	19

Notes to Financial Statements
October 31, 2017 (Unaudited)
Note 1. Organization
Columbia AMT-Free Virginia Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Class B shares of the Fund are no longer offered for sale. When available, Class B shares were subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Effective November 1, 2017, Class R4 shares were renamed Advisor Class shares.
Class Y shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Effective November 1, 2017, Class Y shares were renamed Institutional 3 Class shares.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Effective November 1, 2017, Class Z shares were renamed Institutional Class shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or
20	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2017 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
22	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Class Y shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Class Y shares. Prior to August 1, 2017, the limitation was 0.025% for Class Y shares.
For the six months ended October 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Class B	0.04 (a),(b)
Class C	0.12
Class R4	0.12
Class Y	0.01
Class Z	0.14

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2017, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a distribution and service fee for Class B shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended October 31, 2017, if any, are listed below:
Amount ($)
Class A	11,411
Class C	35
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2017 through August 31, 2018	Prior to September 1, 2017
Class A	0.81%	0.81%
Class C	1.56	1.56
Class R4	0.56	0.56
Class Y	0.48	0.42
Class Z	0.56	0.56
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
179,855,000	9,101,000	(1,476,000)	7,625,000
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at April 30, 2017 as arising on May 1, 2017.
Late year ordinary losses ($)	Post-October capital losses ($)
—	70,517
24	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $14,945,876 and $18,747,245, respectively, for the six months ended October 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended October 31, 2017.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At October 31, 2017, one unaffiliated shareholder of record owned 72.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
26	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2017

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia AMT-Free Virginia Intermediate Muni Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2017	27

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
28	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2017

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2017	29

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
30	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2017

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Columbia AMT-Free Virginia Intermediate Muni Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR239_04_G01_(12/17)

SemiAnnual Report
October 31, 2017
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund   |  Semiannual Report 2017

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund (the Fund) seeks current income exempt from U.S. federal income tax and South Carolina individual income tax, consistent with moderate fluctuation of principal.
Portfolio management
Brian McGreevy
Co-portfolio manager
Managed Fund since 2011
Paul Fuchs, CFA
Co-portfolio manager
Managed Fund since 2016
Effective December 29, 2017, Mr. McGreevy will no longer manage the Fund. Paul Fuchs will continue as portfolio manager of the Fund and on December 29, 2017, Deborah Vargo will be added as a portfolio manager of the Fund.
Average annual total returns (%) (for the period ended October 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/05/92	1.75	0.87	1.81	3.31
	Including sales charges		-1.26	-2.14	1.19	3.00
Class C	Excluding sales charges	06/17/92	1.47	0.12	1.06	2.55
	Including sales charges		0.47	-0.86	1.06	2.55
Class R4*		03/19/13	1.98	1.22	2.07	3.57
Class Y*		03/01/17	2.04	1.29	2.08	3.58
Class Z		01/06/92	1.98	1.22	2.07	3.57
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			2.19	2.05	2.70	4.39
Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class Y and Class Z shares were renamed Advisor Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at October 31, 2017)
AAA rating	3.9
AA rating	32.6
A rating	59.8
BBB rating	1.5
BB rating	0.9
Not rated	1.3
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2017 — October 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,017.50	1,021.35	4.16	4.17	0.81
Class C	1,000.00	1,000.00	1,014.70	1,017.53	8.01	8.02	1.56
Class R4	1,000.00	1,000.00	1,019.80	1,022.63	2.88	2.89	0.56
Class Y	1,000.00	1,000.00	1,020.40	1,023.19	2.32	2.32	0.45
Class Z	1,000.00	1,000.00	1,019.80	1,022.63	2.88	2.89	0.56
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments
October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Municipal Bonds 97.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.1%
County of Horry Airport
Revenue Bonds
Series 2010A
07/01/2020	5.000%	1,150,000	1,248,095
Charter Schools 1.3%
South Carolina Jobs-Economic Development Authority(a)
Revenue Bonds
Series 2015A
08/15/2035	5.125%	1,000,000	1,008,690
South Carolina Jobs-Economic Development Authority
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	500,000	536,780
Total			1,545,470
Higher Education 7.5%
Clemson University
Revenue Bonds
Athletic Facility
Series 2014A
05/01/2028	5.000%	1,170,000	1,388,170
Coastal Carolina University
Revenue Bonds
Series 2015
06/01/2024	5.000%	1,500,000	1,774,125
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Furman University
Series 2015
10/01/2032	5.000%	1,895,000	2,213,947
University of South Carolina
Refunding Revenue Bonds
Series 2017B
05/01/2034	5.000%	1,500,000	1,768,050
Revenue Bonds
Moore School of Business Project
Series 2012
05/01/2026	5.000%	1,500,000	1,705,770
Total			8,850,062
Hospital 14.7%
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	1,500,000	1,722,105
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Greenwood
Refunding Revenue Bonds
Self Regional Healthcare
Series 2012B
10/01/2027	5.000%	1,750,000	1,955,783
10/01/2031	5.000%	2,000,000	2,208,320
Greenville Health System
Refunding Revenue Bonds
Series 2008A
05/01/2021	5.250%	2,750,000	2,807,172
Lexington County Health Services District, Inc.
Revenue Bonds
Lexington Medical Center
Series 2016
11/01/2034	5.000%	1,500,000	1,702,170
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Palmetto Health
Series 2005A (AGM)
08/01/2021	5.250%	3,000,000	3,075,870
Revenue Bonds
Bon Secours Health System, Inc.
Series 2013
11/01/2020	5.000%	2,000,000	2,210,540
11/01/2024	5.000%	450,000	517,806
Spartanburg Regional Health Services District
Revenue Bonds
Series 2008A
04/15/2019	5.000%	1,225,000	1,245,384
Total			17,445,150
Joint Power Authority 4.3%
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2014B
12/01/2032	5.000%	1,250,000	1,400,638
Series 2016A
12/01/2028	5.000%	2,000,000	2,343,500
Unrefunded Revenue Bonds
Series 2009A
01/01/2028	5.000%	1,360,000	1,407,464
Total			5,151,602
Local Appropriation 26.1%
Berkeley County School District
Refunding Revenue Bonds
Securing Assets for Education
Series 2015A
12/01/2027	5.000%	1,500,000	1,774,320

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charleston Educational Excellence Finance Corp.
Refunding Revenue Bonds
Charleston County School
Series 2013
12/01/2025	5.000%	2,000,000	2,355,680
Charleston Public Facilities Corp.
Revenue Bonds
Series 2015A
09/01/2029	5.000%	1,000,000	1,185,350
City of Florence Accommodations Fee
Revenue Bonds
Series 2015
05/01/2030	4.000%	1,000,000	1,079,240
05/01/2035	5.000%	1,000,000	1,150,040
City of North Charleston
Revenue Bonds
Series 2012
06/01/2029	5.000%	2,280,000	2,544,047
County of Florence
Revenue Bonds
Series 2015
10/01/2028	5.000%	1,000,000	1,146,690
Dorchester County School District No. 2
Refunding Revenue Bonds
Growth Installment Purchase
Series 2013
12/01/2027	5.000%	1,000,000	1,149,320
Fort Mill School Facilities Corp.
Refunding Revenue Bonds
Fort Mills School District #4
Series 2015
12/01/2028	5.000%	1,000,000	1,179,970
Greenwood Fifty Schools Facilities, Inc.
Refunding Revenue Bonds
Greenwood School District #50
Series 2016 (BAM)
12/01/2027	5.000%	1,750,000	2,087,435
Kershaw County School District
Refunding Revenue Bonds
Series 2015
12/01/2025	5.000%	1,000,000	1,200,500
Lexington One School Facilities Corp.
Refunding Revenue Bonds
Lexington County School District
Series 2015
12/01/2026	5.000%	835,000	985,592
Lexington School District No. 2 Educational Facilities Corp.
Refunding Revenue Bonds
Series 2015B
12/01/2026	5.000%	1,815,000	2,122,443
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Newberry Investing in Children’s Education
Refunding Revenue Bonds
Newberry County School District
Series 2014
12/01/2029	5.000%	1,500,000	1,752,540
SCAGO Educational Facilities Corp. for Calhoun School District
Refunding Revenue Bonds
Series 2015 (BAM)
12/01/2026	5.000%	520,000	625,107
SCAGO Educational Facilities Corp. for Cherokee School District No. 1
Refunding Revenue Bonds
Series 2015
12/01/2028	5.000%	1,830,000	2,159,345
SCAGO Educational Facilities Corp. for Colleton School District
Refunding Revenue Bonds
Series 2015
12/01/2027	5.000%	1,295,000	1,518,258
SCAGO Educational Facilities Corp. for Pickens School District
Refunding Revenue Bonds
Series 2015
12/01/2029	5.000%	1,500,000	1,730,595
12/01/2030	5.000%	1,275,000	1,464,427
Sumter Two School Facilities, Inc.
Refunding Revenue Bonds
Sumter County School District No. 2
Series 2016 (BAM)
12/01/2027	5.000%	1,500,000	1,745,385
Total			30,956,284
Local General Obligation 4.2%
Anderson County School District No. 5
Unlimited General Obligation Bonds
South Carolina School District Credit Enhancement Program
Series 2017
03/01/2030	4.000%	2,245,000	2,511,751
Beaufort County School District
Unlimited General Obligation Bonds
Series 2014B
03/01/2023	5.000%	1,190,000	1,395,251
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Series 2015
04/01/2034	5.000%	940,000	1,081,639
Total			4,988,641
Municipal Power 2.7%
City of Rock Hill Combined Utility System
Refunding Revenue Bonds
Series 2012A (AGM)
01/01/2023	5.000%	1,560,000	1,767,418

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Easley Combined Utility System
Refunding Revenue Bonds
Series 2011 (AGM)
12/01/2028	5.000%	1,000,000	1,039,890
Guam Power Authority(b)
Refunding Revenue Bonds
Series 2012A (AGM)
10/01/2024	5.000%	315,000	355,074
Total			3,162,382
Ports 0.9%
South Carolina Ports Authority
Revenue Bonds
Series 2010
07/01/2023	5.250%	1,000,000	1,101,690
Refunded / Escrowed 4.4%
City of Columbia Waterworks & Sewer System
Prerefunded 02/01/21 Revenue Bonds
Series 2011A
02/01/2027	5.000%	1,000,000	1,119,630
County of Charleston
Prerefunded 08/01/19 Unlimited General Obligation Bonds
Improvement
Series 2009A
08/01/2023	5.000%	1,000,000	1,067,290
South Carolina Jobs-Economic Development Authority
Prerefunded 09/15/18 Revenue Bonds
Kershaw County Medical Center Project
Series 2008
09/15/2025	5.500%	1,925,000	1,999,267
University of South Carolina
Prerefunded 06/01/18 Revenue Bonds
Series 2008A (AGM)
06/01/2021	5.000%	1,060,000	1,084,157
Total			5,270,344
Resource Recovery 2.5%
Three Rivers Solid Waste Authority(c)
Revenue Bonds
Capital Appreciation-Landfill Gas Project
Series 2007
10/01/2024	0.000%	1,835,000	1,541,161
10/01/2025	0.000%	1,835,000	1,481,763
Total			3,022,924
Retirement Communities 0.8%
South Carolina Jobs-Economic Development Authority(a)
Refunding Revenue Bonds
Wesley Commons
Series 2016
10/01/2026	5.000%	920,000	972,817
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 0.2%
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2010-1 (GNMA)
01/01/2028	5.000%	195,000	201,164
Special Non Property Tax 6.8%
City of Columbia
Revenue Bonds
Series 2014
02/01/2033	5.000%	1,195,000	1,379,460
City of Greenville Hospitality Tax
Improvement Refunding Revenue Bonds
Series 2011 (AGM)
04/01/2021	5.000%	1,290,000	1,437,408
City of Myrtle Beach
Revenue Bonds
Hospitality Fee
Series 2014B
06/01/2030	5.000%	560,000	633,920
City of Rock Hill
Revenue Bonds
Hospitality Fee Pledge
Series 2013
04/01/2023	5.000%	695,000	803,010
Greenville County Public Facilities Corp.
Refunding Certificate of Participation
Series 2014
04/01/2026	5.000%	890,000	1,044,691
Spartanburg County Tourist Public Facilities Corp.
Refunding Certificate of Participation
Public Facilities Corp.
Series 2016 (BAM)
04/01/2028	4.000%	580,000	640,999
Territory of Guam(b)
Revenue Bonds
Series 2011A
01/01/2031	5.000%	400,000	421,436
Town of Hilton Head Island
Revenue Bonds
Beach Preservation Fee Pledge
Series 2017
08/01/2025	5.000%	400,000	484,436
Series 2011A
06/01/2023	5.000%	555,000	624,120
06/01/2024	5.000%	580,000	650,934
Total			8,120,414

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 1.0%
City of Myrtle Beach
Refunding Tax Allocation Bonds
Myrtle Beach Air Force Base
Series 2016
10/01/2030	5.000%	1,000,000	1,159,630
State General Obligation 1.0%
State of South Carolina
Unlimited General Obligation Bonds
Series 2014B
04/01/2025	5.000%	1,000,000	1,199,710
Student Loan 1.2%
South Carolina State Education Assistance Authority
Revenue Bonds
Student Loan
Series 2009I
10/01/2024	5.000%	1,310,000	1,371,557
Transportation 6.6%
South Carolina Transportation Infrastructure Bank
Refunding Revenue Bonds
Infrastructure Bank
Series 2015A
10/01/2024	5.000%	2,000,000	2,391,300
Series 2005A (AMBAC)
10/01/2020	5.250%	4,880,000	5,432,319
Total			7,823,619
Water & Sewer 10.0%
Anderson Regional Joint Water System
Refunding Revenue Bonds
Series 2012
07/15/2028	5.000%	2,000,000	2,242,180
Beaufort-Jasper Water & Sewer Authority
Refunding Revenue Bonds
Series 2016B
03/01/2024	5.000%	1,000,000	1,197,240
City of Spartanburg Water System
Refunding Revenue Bonds
Series 2017B
06/01/2035	4.000%	1,375,000	1,485,165
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Sumter Waterworks & Sewer System
Refunding Revenue Bonds
Series 2015
12/01/2027	4.000%	400,000	445,816
County of Berkeley Water & Sewer
Refunding Revenue Bonds
Series 2008A (AGM)
06/01/2021	5.000%	1,000,000	1,022,910
Georgetown County Water & Sewer District
Refunding Revenue Bonds
Series 2015
06/01/2027	4.000%	450,000	495,036
Renewable Water Resources
Refunding Revenue Bonds
Series 2005B (AGM)
03/01/2019	5.250%	1,000,000	1,054,510
Series 2010A
01/01/2020	5.000%	1,500,000	1,621,710
Series 2012
01/01/2024	5.000%	1,000,000	1,142,920
Spartanburg Sanitation Sewer District
Refunding Revenue Bonds
Series 2014B
03/01/2034	5.000%	1,000,000	1,149,130
Total			11,856,617
Total Municipal Bonds (Cost $111,074,923)			115,448,172

Money Market Funds 0.2%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.680%(d)	258,386	258,386
Total Money Market Funds (Cost $258,386)		258,386
Total Investments (Cost: $111,333,309)		115,706,558
Other Assets & Liabilities, Net		2,911,987
Net Assets		118,618,545

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2017, the value of these securities amounted to $1,981,507, which represents 1.67% of net assets.
(b)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2017, the value of these securities amounted to $776,510, which represents 0.65% of net assets.
(c)	Zero coupon bond.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	The rate shown is the seven-day current annualized yield at October 31, 2017.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
GNMA	Government National Mortgage Association
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Municipal Bonds	—	115,448,172	—	115,448,172
Money Market Funds	258,386	—	—	258,386
Total Investments	258,386	115,448,172	—	115,706,558
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2017

Statement of Assets and Liabilities
October 31, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$111,333,309
Investments in unaffiliated issuers, at value	115,706,558
Cash	1,673,496
Receivable for:
Investments sold	5,083
Capital shares sold	289,100
Interest	1,474,061
Expense reimbursement due from Investment Manager	323
Prepaid expenses	2,382
Other assets	376
Total assets	119,151,379
Liabilities
Payable for:
Capital shares purchased	61,959
Distributions to shareholders	309,244
Management services fees	1,525
Distribution and/or service fees	486
Transfer agent fees	13,798
Compensation of board members	113,358
Compensation of chief compliance officer	13
Other expenses	32,451
Total liabilities	532,834
Net assets applicable to outstanding capital stock	$118,618,545
Represented by
Paid in capital	114,328,595
Undistributed net investment income	342,409
Accumulated net realized loss	(425,708)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	4,373,249
Total - representing net assets applicable to outstanding capital stock	$118,618,545
Class A
Net assets	$21,567,496
Shares outstanding	2,114,239
Net asset value per share	$10.20
Maximum offering price per share(a)	$10.52
Class C
Net assets	$12,403,439
Shares outstanding	1,215,114
Net asset value per share	$10.21
Class R4
Net assets	$1,218,443
Shares outstanding	119,500
Net asset value per share	$10.20
Class Y
Net assets	$710,208
Shares outstanding	69,360
Net asset value per share	$10.24
Class Z
Net assets	$82,718,959
Shares outstanding	8,105,341
Net asset value per share	$10.21

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2017	11

Statement of Operations
Six Months Ended October 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$7,325
Interest	1,968,870
Total income	1,976,195
Expenses:
Management services fees	287,992
Distribution and/or service fees
Class A	27,952
Class B(a)	27
Class C	66,006
Transfer agent fees
Class A	15,327
Class B(a)	4
Class C	9,062
Class R4	850
Class Y	16
Class Z	58,665
Compensation of board members	12,734
Custodian fees	1,143
Printing and postage fees	5,527
Registration fees	3,100
Audit fees	17,438
Legal fees	4,396
Compensation of chief compliance officer	13
Other	5,213
Total expenses	515,465
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(79,576)
Expense reduction	(20)
Total net expenses	435,869
Net investment income	1,540,326
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(66,941)
Net realized loss	(66,941)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	732,516
Net change in unrealized appreciation (depreciation)	732,516
Net realized and unrealized gain	665,575
Net increase in net assets resulting from operations	$2,205,901

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017 (a)
Operations
Net investment income	$1,540,326	$3,528,613
Net realized loss	(66,941)	(292,352)
Net change in unrealized appreciation (depreciation)	732,516	(5,107,583)
Net increase (decrease) in net assets resulting from operations	2,205,901	(1,871,322)
Distributions to shareholders
Net investment income
Class A	(295,394)	(626,804)
Class B(b)	(43)	(229)
Class C	(124,930)	(284,374)
Class R4	(17,915)	(29,497)
Class Y	(2,838)	(50)
Class Z	(1,235,646)	(2,893,513)
Net realized gains
Class A	—	(21,761)
Class B(b)	—	(10)
Class C	—	(14,040)
Class R4	—	(858)
Class Z	—	(98,365)
Total distributions to shareholders	(1,676,766)	(3,969,501)
Decrease in net assets from capital stock activity	(2,061,654)	(17,015,022)
Total decrease in net assets	(1,532,519)	(22,855,845)
Net assets at beginning of period	120,151,064	143,006,909
Net assets at end of period	$118,618,545	$120,151,064
Undistributed net investment income	$342,409	$478,849

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2017	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2017 (Unaudited)		April 30, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (b)	117,244	1,200,479	739,754	7,679,830
Distributions reinvested	22,490	230,274	51,043	525,331
Redemptions	(140,815)	(1,442,023)	(758,007)	(7,736,451)
Net increase (decrease)	(1,081)	(11,270)	32,790	468,710
Class B(c)
Distributions reinvested	—	—	2	25
Redemptions (b)	(965)	(9,865)	(1,554)	(16,499)
Net decrease	(965)	(9,865)	(1,552)	(16,474)
Class C
Subscriptions	30,741	315,285	154,232	1,608,614
Distributions reinvested	9,564	98,000	21,705	223,288
Redemptions	(172,891)	(1,772,342)	(253,768)	(2,603,985)
Net decrease	(132,586)	(1,359,057)	(77,831)	(772,083)
Class R4
Subscriptions	2,820	28,900	74,650	772,282
Distributions reinvested	1,736	17,770	2,924	30,054
Redemptions	(3,699)	(37,977)	(30,776)	(310,923)
Net increase	857	8,693	46,798	491,413
Class Y
Subscriptions	70,026	721,952	987	10,000
Distributions reinvested	262	2,682	—	—
Redemptions	(1,915)	(19,646)	—	—
Net increase	68,373	704,988	987	10,000
Class Z
Subscriptions	449,744	4,605,969	2,820,656	28,977,425
Distributions reinvested	32,145	329,236	46,778	481,388
Redemptions	(617,590)	(6,330,348)	(4,592,797)	(46,655,401)
Net decrease	(135,701)	(1,395,143)	(1,725,363)	(17,196,588)
Total net decrease	(201,103)	(2,061,654)	(1,724,171)	(17,015,022)

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Includes conversions of Class B shares to Class A shares, if any.
(c)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2017

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Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2017	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
10/31/2017 (c)	$10.16	0.13	0.05	0.18	(0.14)	—
4/30/2017	$10.55	0.25	(0.35)	(0.10)	(0.28)	(0.01)
4/30/2016	$10.44	0.28	0.16	0.44	(0.30)	(0.03)
4/30/2015	$10.49	0.30	0.02 (f)	0.32	(0.30)	(0.07)
4/30/2014	$10.89	0.32	(0.40)	(0.08)	(0.31)	(0.01)
4/30/2013	$10.74	0.30	0.15	0.45	(0.30)	—
Class C
10/31/2017 (c)	$10.16	0.09	0.06	0.15	(0.10)	—
4/30/2017	$10.56	0.18	(0.37)	(0.19)	(0.20)	(0.01)
4/30/2016	$10.44	0.20	0.18	0.38	(0.23)	(0.03)
4/30/2015	$10.50	0.22	0.01 (f)	0.23	(0.22)	(0.07)
4/30/2014	$10.89	0.24	(0.39)	(0.15)	(0.23)	(0.01)
4/30/2013	$10.75	0.22	0.14	0.36	(0.22)	—
Class R4
10/31/2017 (c)	$10.15	0.14	0.06	0.20	(0.15)	—
4/30/2017	$10.54	0.28	(0.36)	(0.08)	(0.30)	(0.01)
4/30/2016	$10.43	0.30	0.17	0.47	(0.33)	(0.03)
4/30/2015	$10.49	0.33	0.00 (f),(g)	0.33	(0.32)	(0.07)
4/30/2014	$10.88	0.34	(0.38)	(0.04)	(0.34)	(0.01)
4/30/2013 (h)	$10.80	0.04	0.08	0.12	(0.04)	—
Class Y
10/31/2017 (c)	$10.19	0.15	0.06	0.21	(0.16)	—
4/30/2017 (i)	$10.13	0.05	0.06 (f)	0.11	(0.05)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.14)	$10.20	1.75%	0.94% (d)	0.81% (d),(e)	2.42% (d)	5%	$21,567
(0.29)	$10.16	(0.98%)	0.98%	0.81% (e)	2.45%	11%	$21,486
(0.33)	$10.55	4.33%	0.99%	0.81%	2.69%	16%	$21,972
(0.37)	$10.44	3.05%	1.00%	0.81%	2.85%	16%	$23,975
(0.32)	$10.49	(0.66%)	1.01%	0.81%	3.02%	6%	$21,694
(0.30)	$10.89	4.28%	0.97%	0.81% (e)	2.81%	14%	$27,743

(0.10)	$10.21	1.47%	1.69% (d)	1.56% (d),(e)	1.67% (d)	5%	$12,403
(0.21)	$10.16	(1.81%)	1.73%	1.56% (e)	1.70%	11%	$13,698
(0.26)	$10.56	3.65%	1.74%	1.56%	1.94%	16%	$15,051
(0.29)	$10.44	2.18%	1.75%	1.56%	2.10%	16%	$15,677
(0.24)	$10.50	(1.31%)	1.76%	1.56%	2.28%	6%	$13,871
(0.22)	$10.89	3.41%	1.72%	1.55% (e)	2.06%	14%	$15,694

(0.15)	$10.20	1.98%	0.69% (d)	0.56% (d),(e)	2.67% (d)	5%	$1,218
(0.31)	$10.15	(0.74%)	0.73%	0.56% (e)	2.71%	11%	$1,205
(0.36)	$10.54	4.59%	0.74%	0.56%	2.93%	16%	$758
(0.39)	$10.43	3.21%	0.75%	0.56%	3.11%	16%	$703
(0.35)	$10.49	(0.32%)	0.79%	0.56%	3.34%	6%	$604
(0.04)	$10.88	1.09%	0.58% (d)	0.53% (d)	3.12% (d)	14%	$3

(0.16)	$10.24	2.04%	0.58% (d)	0.45% (d)	2.87% (d)	5%	$710
(0.05)	$10.19	1.09%	0.57% (d)	0.43% (d)	2.85% (d)	11%	$10
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2017	17

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class Z
10/31/2017 (c)	$10.16	0.14	0.06	0.20	(0.15)	—
4/30/2017	$10.56	0.28	(0.37)	(0.09)	(0.30)	(0.01)
4/30/2016	$10.44	0.31	0.17	0.48	(0.33)	(0.03)
4/30/2015	$10.50	0.33	0.00 (f),(g)	0.33	(0.32)	(0.07)
4/30/2014	$10.89	0.34	(0.38)	(0.04)	(0.34)	(0.01)
4/30/2013	$10.75	0.33	0.14	0.47	(0.33)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended October 31, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(g)	Rounds to zero.
(h)	Class R4 shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(i)	Class Y shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.15)	$10.21	1.98%	0.69% (d)	0.56% (d),(e)	2.67% (d)	5%	$82,719
(0.31)	$10.16	(0.83%)	0.73%	0.56% (e)	2.70%	11%	$83,743
(0.36)	$10.56	4.69%	0.74%	0.56%	2.93%	16%	$105,200
(0.39)	$10.44	3.21%	0.75%	0.56%	3.10%	16%	$94,697
(0.35)	$10.50	(0.32%)	0.76%	0.56%	3.27%	6%	$87,992
(0.33)	$10.89	4.45%	0.72%	0.55% (e)	3.06%	14%	$122,578
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2017	19

Notes to Financial Statements
October 31, 2017 (Unaudited)
Note 1. Organization
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Class B shares of the Fund are no longer offered for sale. When available, Class B shares were subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Effective November 1, 2017, Class R4 shares were renamed Advisor Class shares.
Class Y shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Effective November 1, 2017, Class Y shares were renamed Institutional 3 Class shares.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Effective November 1, 2017, Class Z shares were renamed Institutional Class shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or
20	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2017 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
22	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Class Y shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Class Y shares. Prior to August 1, 2017, the limitation was 0.025% for Class Y shares.
For the six months ended October 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Class B	0.04 (a),(b)
Class C	0.14
Class R4	0.14
Class Y	0.02
Class Z	0.14

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2017, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a distribution and service fee for Class B shares.
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended October 31, 2017, if any, are listed below:
Amount ($)
Class A	8,790
Class C	147
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2017 through August 31, 2018	Prior to September 1, 2017
Class A	0.81%	0.81%
Class C	1.56	1.56
Class R4	0.56	0.56
Class Y	0.45	0.43
Class Z	0.56	0.56
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
111,333,000	4,612,000	(239,000)	4,373,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
24	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	292,352	—	292,352
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $6,310,105 and $6,016,366, respectively, for the six months ended October 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended October 31, 2017.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At October 31, 2017, one unaffiliated shareholder of record owned 56.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
26	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2017

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia AMT-Free South Carolina Intermediate Muni Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2017	27

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
28	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2017

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2017	29

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
30	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2017

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Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR231_04_G01_(12/17)

SemiAnnual Report
October 31, 2017
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund   |  Semiannual Report 2017

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund (the Fund) seeks current income exempt from U.S. federal income tax and North Carolina individual income tax, consistent with moderate fluctuation of principal.
Portfolio management
Brian McGreevy
Co-portfolio manager
Managed Fund since 2011
Paul Fuchs, CFA
Co-portfolio manager
Managed Fund since 2016
Effective December 29, 2017, Mr. McGreevy will no longer manage the Fund. Paul Fuchs will continue as portfolio manager of the Fund and on December 29, 2017, Deborah Vargo will be added as a portfolio manager of the Fund.
Average annual total returns (%) (for the period ended October 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	12/14/92	1.88	0.90	1.57	3.05
	Including sales charges		-1.18	-2.16	0.95	2.74
Class C	Excluding sales charges	12/16/92	1.49	0.24	0.81	2.28
	Including sales charges		0.49	-0.75	0.81	2.28
Class R4*		03/19/13	2.01	1.15	1.81	3.30
Class Y*		03/01/17	2.06	1.22	1.82	3.31
Class Z		12/11/92	2.00	1.15	1.81	3.30
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			2.19	2.05	2.70	4.39
Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class Y and Class Z shares were renamed Advisor Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at October 31, 2017)
AAA rating	14.3
AA rating	47.1
A rating	31.5
BBB rating	4.3
Not rated	2.8
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2017 — October 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,018.80	1,021.35	4.17	4.17	0.81
Class C	1,000.00	1,000.00	1,014.90	1,017.53	8.01	8.02	1.56
Class R4	1,000.00	1,000.00	1,020.10	1,022.63	2.88	2.89	0.56
Class Y	1,000.00	1,000.00	1,020.60	1,023.03	2.47	2.47	0.48
Class Z	1,000.00	1,000.00	1,020.00	1,022.63	2.88	2.89	0.56
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments
October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Municipal Bonds 98.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 2.2%
City of Charlotte Airport
Revenue Bonds
Series 2017A
07/01/2028	5.000%	500,000	614,910
Raleigh Durham Airport Authority
Refunding Revenue Bonds
Series 2010A
05/01/2023	5.000%	3,000,000	3,274,980
Total			3,889,890
Higher Education 9.4%
Appalachian State University
Refunding Revenue Bonds
Series 2016A
10/01/2026	5.000%	325,000	396,776
Series 2016B
10/01/2020	5.000%	1,380,000	1,527,619
East Carolina University
Revenue Bonds
General
Series 2014A
10/01/2031	5.000%	1,900,000	2,212,949
North Carolina Agricultural & Technical State University
Refunding Revenue Bonds
General Purpose
Series 2015A
10/01/2032	5.000%	2,000,000	2,338,180
North Carolina Capital Facilities Finance Agency
Unrefunded Revenue Bonds
Meredith College
Series 2008A
06/01/2031	6.000%	970,000	994,832
North Carolina Central University
Refunding Revenue Bonds
Series 2016
10/01/2028	4.000%	955,000	1,037,369
10/01/2029	4.000%	625,000	671,156
University of North Carolina at Charlotte (The)
Revenue Bonds
Board of Governors
Series 2017
10/01/2029	5.000%	500,000	614,080
Series 2014
04/01/2030	5.000%	1,000,000	1,165,320
University of North Carolina at Greensboro
Refunding Revenue Bonds
Series 2016
04/01/2029	5.000%	390,000	462,910
04/01/2030	5.000%	250,000	295,075
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
General
Series 2014
04/01/2032	5.000%	2,000,000	2,335,860
University of North Carolina at Wilmington
Refunding Revenue Bonds
Series 2015
06/01/2029	5.000%	2,000,000	2,358,420
Total			16,410,546
Hospital 12.9%
Charlotte-Mecklenburg Hospital Authority (The)
Refunding Revenue Bonds
Carolinas Health Care System Group
Series 2009A
01/15/2021	5.000%	1,000,000	1,046,600
County of New Hanover
Refunding Revenue Bonds
New Hanover Regional Medical Center
Series 2017
10/01/2030	5.000%	1,200,000	1,430,568
North Carolina Medical Care Commission
Refunding Revenue Bonds
Mission Health System, Inc.
Series 2015
10/01/2036	5.000%	2,515,000	2,871,300
Novant Health Obligation Group
Series 2013
11/01/2024	5.000%	530,000	612,060
Southeastern Regional Medical Center
Series 2012
06/01/2026	5.000%	1,000,000	1,129,300
Vidant Health
Series 2012A
06/01/2025	5.000%	1,500,000	1,704,480
06/01/2036	5.000%	1,445,000	1,604,181
Series 2015
06/01/2030	5.000%	1,000,000	1,156,890
WakeMed
Series 2012A
10/01/2031	5.000%	2,000,000	2,287,500
Revenue Bonds
Duke University Health System
Series 2012A
06/01/2032	5.000%	3,635,000	4,079,124
Moses Cone Health System
Series 2011
10/01/2020	5.000%	3,215,000	3,537,079

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rex Hospital, Inc.
Series 2015A
07/01/2032	5.000%	1,000,000	1,151,740
Total			22,610,822
Joint Power Authority 2.4%
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,342,940
Series 2016A
01/01/2028	5.000%	1,500,000	1,806,000
Total			4,148,940
Local Appropriation 20.4%
City of Kannapolis
Revenue Bonds
Series 2014
04/01/2031	5.000%	1,365,000	1,568,658
City of Monroe
Refunding Revenue Bonds
Series 2016
03/01/2033	4.000%	800,000	851,872
03/01/2035	5.000%	1,000,000	1,148,800
City of Raleigh
Limited Obligation Refunding Revenue Bonds
Series 2016
02/01/2031	4.000%	385,000	420,578
02/01/2032	4.000%	775,000	841,255
City of Wilmington
Refunding Revenue Bonds
Series 2014A
06/01/2028	5.000%	500,000	586,330
City of Winston-Salem
Refunding Revenue Bonds
Series 2014C
06/01/2029	5.000%	750,000	887,062
County of Brunswick
Revenue Bonds
Series 2015A
06/01/2028	5.000%	250,000	295,752
06/01/2029	5.000%	250,000	294,803
County of Buncombe
Revenue Bonds
Series 2012
06/01/2028	5.000%	500,000	572,645
06/01/2029	5.000%	1,000,000	1,144,340
Series 2014A
06/01/2032	5.000%	1,635,000	1,917,299
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Cabarru
Revenue Bonds
Installment Financing Contract
Series 2016
04/01/2028	5.000%	1,000,000	1,206,310
County of Cabarrus(a)
Revenue Bonds
Installment Financing Contract
Series 2017
06/01/2033	4.000%	500,000	543,020
County of Catawba
Revenue Bonds
Series 2011
10/01/2022	5.000%	400,000	450,904
County of Cumberland
Refunding Certificate of Participation
Improvement Projects
Series 2009-B1
12/01/2021	5.000%	2,775,000	2,988,037
County of Dare
Refunding Revenue Bonds
Series 2016A
06/01/2031	4.000%	225,000	243,144
County of Davidson
Revenue Bonds
Series 2016
06/01/2029	5.000%	1,000,000	1,206,550
County of Duplin
Revenue Bonds
Series 2016
04/01/2034	5.000%	1,000,000	1,145,320
County of Johnston
Revenue Bonds
Series 2014
06/01/2028	5.000%	1,000,000	1,166,650
County of Martin
Refunding Revenue Bonds
Water & Sewer District
Series 2014
06/01/2030	4.000%	730,000	779,129
County of Onslow
Revenue Bonds
Series 2015
06/01/2027	4.000%	405,000	454,135
County of Pender
Revenue Bonds
Series 2015
04/01/2027	5.000%	1,165,000	1,388,762
04/01/2028	5.000%	1,290,000	1,522,290

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Randolph
Refunding Revenue Bonds
Series 2013C
10/01/2026	5.000%	1,500,000	1,819,320
County of Sampson
Refunding Revenue Bonds
Series 2017
09/01/2035	4.000%	1,000,000	1,069,600
County of Union
Refunding Revenue Bonds
Series 2012
12/01/2024	5.000%	1,715,000	2,068,153
County of Wayne
Revenue Bonds
Series 2017
06/01/2027	5.000%	350,000	433,891
County of Wilkes
Refunding Revenue Bonds
Series 2015
06/01/2027	5.000%	500,000	594,945
06/01/2029	5.000%	500,000	591,125
Durham Capital Financing Corp.
Refunding Revenue Bonds
Series 2016
12/01/2028	5.000%	630,000	769,249
12/01/2029	5.000%	1,100,000	1,331,088
Jacksonville Public Facilities Corp.
Limited Obligation Revenue Bonds
Series 2012
04/01/2026	5.000%	1,075,000	1,215,922
Mecklenburg County Public Facilities Corp.
Refunding Revenue Bonds
Series 2017
02/01/2027	5.000%	500,000	620,800
Orange County Public Facilities Co.
Revenue Bonds
Series 2012
10/01/2024	5.000%	1,325,000	1,532,985
Total			35,670,723
Local General Obligation 5.0%
City of Winston-Salem
Unlimited General Obligation Bonds
Series 2016B
06/01/2023	5.000%	1,935,000	2,291,679
County of Henderson
Revenue Bonds
Series 2015
10/01/2030	5.000%	500,000	591,995
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Pitt
Refunding Revenue Bonds
Series 2017
04/01/2022	5.000%	750,000	862,042
04/01/2024	5.000%	410,000	487,765
04/01/2025	5.000%	520,000	628,181
County of Wake
Unlimited General Obligation Refunding Bonds
Series 2010C
03/01/2022	5.000%	2,000,000	2,305,120
Unrefunded Unlimited General Obligation Public Improvement Bonds
Series 2009
03/01/2020	5.000%	1,565,000	1,646,865
Total			8,813,647
Multi-Family 2.9%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
North Carolina A&T University Foundation Project
Series 2015A
06/01/2028	5.000%	1,000,000	1,150,780
University of North Carolina at Wilmington
Refunding Revenue Bonds
Student Housing Projects
Series 2016
06/01/2029	4.000%	1,000,000	1,096,550
Western Carolina University
Limited Obligation Refunding Revenue Bonds
Student Housing
Series 2016 (AGM)
06/01/2027	5.000%	500,000	598,545
06/01/2028	5.000%	1,000,000	1,187,720
06/01/2029	5.000%	800,000	941,408
Total			4,975,003
Municipal Power 2.7%
City of Concord Utilities Systems
Refunding Revenue Bonds
Series 2009B
12/01/2019	5.000%	1,500,000	1,617,405
City of Fayetteville Public Works Commission
Revenue Bonds
Series 2014
03/01/2027	4.000%	1,250,000	1,390,850
Greenville Utilities Commission
Revenue Bonds
Series 2008A (AGM)
11/01/2018	5.000%	1,040,000	1,080,643

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Guam Power Authority(b)
Refunding Revenue Bonds
Series 2012A (AGM)
10/01/2024	5.000%	520,000	586,155
Total			4,675,053
Ports 1.2%
North Carolina State Ports Authority
Revenue Bonds
Senior Lien
Series 2010B
02/01/2025	5.000%	2,000,000	2,146,700
Refunded / Escrowed 13.9%
City of High Point Combined Water & Sewer System
Prerefunded 11/01/18 Revenue Bonds
Series 2008 (AGM)
11/01/2024	5.000%	1,000,000	1,039,290
11/01/2025	5.000%	1,000,000	1,039,290
City of Raleigh Combined Enterprise System
Prerefunded 03/01/21 Revenue Bonds
Series 2011
03/01/2027	5.000%	800,000	897,832
City of Winston-Salem Water & Sewer System
Prerefunded 06/01/19 Revenue Bonds
Series 2009
06/01/2023	5.000%	1,000,000	1,060,280
County of Harnett
Prerefunded 06/01/19 Certificate of Participation
Series 2009
06/01/2022	5.000%	1,880,000	1,993,326
County of Mecklenburg
Prerefunded 02/01/19 Certificate of Participation
Series 2009A
02/01/2023	5.000%	1,000,000	1,047,910
County of Moore
Prerefunded 06/01/20 Revenue Bonds
Series 2010
06/01/2024	5.000%	1,635,000	1,791,519
County of Wake
Prerefunded 03/01/19 Unlimited General Obligation Public Improvement Bonds
Series 2009
03/01/2020	5.000%	935,000	982,769
Prerefunded 10/01/26 Revenue Bonds
Series 1993 (NPFGC)
10/01/2026	5.125%	2,500,000	2,853,525
North Carolina Capital Facilities Finance Agency
Prerefunded 01/01/19 Revenue Bonds
Wake Forest University
Series 2009
01/01/2026	5.000%	1,000,000	1,044,850
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 06/01/18 Revenue Bonds
Meredith College
Series 2008A
06/01/2031	6.000%	30,000	30,848
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/19 Revenue Bonds
Series 2009B
01/01/2026	5.000%	2,250,000	2,350,912
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/2026	6.000%	1,000,000	1,188,540
Refunding Revenue Bonds
Series 1993B Escrowed to Maturity (NPFGC / IBC)
01/01/2022	6.000%	3,000,000	3,565,620
Series 1993B Escrowed to Maturity (NPFGC)
01/01/2022	6.000%	1,000,000	1,188,540
North Carolina Municipal Power Agency No. 1
Prerefunded 01/01/19 Revenue Bonds
Series 2009A
01/01/2025	5.000%	1,070,000	1,117,990
University of North Carolina System
Prerefunded 10/01/18 Revenue Bonds
Series 2008A (AGM)
10/01/2022	5.000%	985,000	1,020,007
Total			24,213,048
Retirement Communities 5.1%
North Carolina Medical Care Commission
Refunding Revenue Bonds
1st Mortgage-United Church
Series 2015A
09/01/2030	4.500%	1,000,000	1,018,630
1st Mortgage-United Methodist
Series 2013A
10/01/2033	5.000%	1,595,000	1,692,008
Deerfield Episcopal Retirement Community
Series 2016
11/01/2031	5.000%	1,000,000	1,150,730
Pennybyrn at Maryfield
Series 2015
10/01/2025	5.000%	750,000	837,037
Presbyterian Homes
Series 2016C
10/01/2031	4.000%	2,000,000	2,080,620
Southminster, Inc.
Series 2016
10/01/2025	5.000%	1,260,000	1,396,975

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
United Methodist Retirement
Series 2016
10/01/2030	5.000%	700,000	796,446
Total			8,972,446
Sales Tax 0.7%
City of Rocky Mount
Revenue Bonds
Series 2016
05/01/2028	5.000%	1,000,000	1,199,630
Single Family 1.2%
North Carolina Housing Finance Agency
Revenue Bonds
Series 2017-38B
07/01/2037	3.850%	2,000,000	2,065,500
Special Non Property Tax 0.3%
Territory of Guam(b)
Revenue Bonds
Series 2011A
01/01/2031	5.000%	500,000	526,795
State Appropriated 1.4%
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	2,000,000	2,437,340
Transportation 0.6%
State of North Carolina
Revenue Bonds
Vehicle - GARVEE
Series 2015
03/01/2027	5.000%	900,000	1,075,770
Turnpike / Bridge / Toll Road 2.3%
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
Series 2017
01/01/2030	5.000%	1,700,000	1,983,934
01/01/2032	5.000%	700,000	807,170
Series 2017 (AGM)
01/01/2031	5.000%	750,000	882,525
North Carolina Turnpike Authority(c)
Revenue Bonds
Series 2017C
07/01/2031	0.000%	500,000	280,425
Total			3,954,054
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 13.7%
City of Charlotte Water & Sewer System
Revenue Bonds
Series 2009B
07/01/2025	5.000%	5,835,000	6,433,963
City of Gastonia Combined Utilities System
Revenue Bonds
Series 2015
05/01/2029	5.000%	265,000	312,615
05/01/2030	5.000%	660,000	774,629
City of Greensboro Combined Water & Sewer System
Refunding Revenue Bonds
Series 2006
06/01/2022	5.250%	1,200,000	1,406,016
06/01/2023	5.250%	2,000,000	2,397,660
City of Jacksonville Enterprise System
Refunding Revenue Bonds
Series 2016
05/01/2028	5.250%	250,000	314,447
City of Raleigh Combined Enterprise System
Refunding Revenue Bonds
Series 2015B
12/01/2025	5.000%	1,200,000	1,480,452
City of Thomasville Combined Enterprise System
Refunding Revenue Bonds
Series 2012
05/01/2026	4.000%	860,000	922,126
City of Winston-Salem Water & Sewer System
Refunding Revenue Bonds
Series 2016A
06/01/2033	4.000%	2,165,000	2,382,734
Revenue Bonds
Series 2017
06/01/2031	4.000%	400,000	450,468
County of Brunswick Enterprise Systems
Refunding Revenue Bonds
Series 2015
04/01/2026	5.000%	1,070,000	1,290,966
04/01/2027	5.000%	1,500,000	1,796,040
County of Dare Utilities System
Refunding Revenue Bonds
Series 2017
02/01/2032	4.000%	300,000	329,655
County of Union Enterprise System
Revenue Bonds
Series 2015
06/01/2029	5.000%	500,000	596,180
Guam Government Waterworks Authority(b)
Revenue Bonds
Series 2016
07/01/2036	5.000%	350,000	379,596

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Onslow Water & Sewer Authority
Refunding Revenue Bonds
Series 2016
12/01/2031	4.000%	1,640,000	1,807,870
Town of Fuquay-Varina Combined Utilities System
Revenue Bonds
Series 2016
04/01/2030	5.000%	335,000	400,714
04/01/2031	5.000%	450,000	534,501
Total			24,010,632
Total Municipal Bonds (Cost $165,233,405)			171,796,539
Total Investments (Cost: $165,233,405)	171,796,539
Other Assets & Liabilities, Net	3,001,308
Net Assets	174,797,847

Notes to Portfolio of Investments
(a)	Represents a security purchased on a when-issued basis.
(b)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2017, the value of these securities amounted to $1,492,546, which represents 0.85% of net assets.
(c)	Zero coupon bond.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Municipal Bonds	—	171,796,539	—	171,796,539
Total Investments	—	171,796,539	—	171,796,539
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2017	11

Statement of Assets and Liabilities
October 31, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$165,233,405
Investments in unaffiliated issuers, at value	171,796,539
Cash	417,581
Receivable for:
Investments sold	1,510,693
Capital shares sold	119,473
Interest	2,098,816
Expense reimbursement due from Investment Manager	171
Prepaid expenses	2,547
Other assets	377
Total assets	175,946,197
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	542,585
Capital shares purchased	60,118
Distributions to shareholders	385,715
Management services fees	2,276
Distribution and/or service fees	284
Transfer agent fees	15,523
Compensation of board members	114,955
Compensation of chief compliance officer	21
Other expenses	26,873
Total liabilities	1,148,350
Net assets applicable to outstanding capital stock	$174,797,847
Represented by
Paid in capital	168,019,462
Undistributed net investment income	737,032
Accumulated net realized loss	(521,781)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	6,563,134
Total - representing net assets applicable to outstanding capital stock	$174,797,847
Class A
Net assets	$18,860,006
Shares outstanding	1,812,845
Net asset value per share	$10.40
Maximum offering price per share(a)	$10.72
Class C
Net assets	$5,644,218
Shares outstanding	542,719
Net asset value per share	$10.40
Class R4
Net assets	$3,465,604
Shares outstanding	333,546
Net asset value per share	$10.39
Class Y
Net assets	$120,562,534
Shares outstanding	11,565,130
Net asset value per share	$10.42
Class Z
Net assets	$26,265,485
Shares outstanding	2,527,137
Net asset value per share	$10.39

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended October 31, 2017 (Unaudited)
Net investment income
Income:
Interest	$2,937,046
Total income	2,937,046
Expenses:
Management services fees	436,892
Distribution and/or service fees
Class A	23,835
Class B(a)	27
Class C	30,441
Transfer agent fees
Class A	11,716
Class B(a)	4
Class C	3,804
Class R4	1,626
Class Y	2,232
Class Z	78,086
Compensation of board members	13,304
Custodian fees	1,242
Printing and postage fees	6,621
Registration fees	5,542
Audit fees	15,992
Legal fees	4,691
Compensation of chief compliance officer	21
Other	5,691
Total expenses	641,767
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(87,698)
Total net expenses	554,069
Net investment income	2,382,977
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	319,599
Net realized gain	319,599
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	961,728
Net change in unrealized appreciation (depreciation)	961,728
Net realized and unrealized gain	1,281,327
Net increase in net assets resulting from operations	$3,664,304

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2017	13

Statement of Changes in Net Assets
	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017 (a)
Operations
Net investment income	$2,382,977	$5,710,366
Net realized gain (loss)	319,599	(660,541)
Net change in unrealized appreciation (depreciation)	961,728	(8,001,562)
Net increase (decrease) in net assets resulting from operations	3,664,304	(2,951,737)
Distributions to shareholders
Net investment income
Class A	(222,222)	(569,495)
Class B(b)	(43)	(1,236)
Class C	(48,045)	(124,781)
Class R4	(34,833)	(82,476)
Class Y	(665,040)	(47)
Class Z	(1,386,100)	(4,943,178)
Total distributions to shareholders	(2,356,283)	(5,721,213)
Decrease in net assets from capital stock activity	(12,020,696)	(36,679,708)
Total decrease in net assets	(10,712,675)	(45,352,658)
Net assets at beginning of period	185,510,522	230,863,180
Net assets at end of period	$174,797,847	$185,510,522
Undistributed net investment income	$737,032	$710,338

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2017 (Unaudited)		April 30, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(b)
Subscriptions (c)	212,831	2,220,544	225,286	2,349,062
Distributions reinvested	16,077	167,586	43,081	452,531
Redemptions	(182,042)	(1,897,280)	(1,083,668)	(11,218,615)
Net increase (decrease)	46,866	490,850	(815,301)	(8,417,022)
Class B(b)
Distributions reinvested	—	—	101	1,061
Redemptions (c)	(951)	(10,034)	(9,001)	(92,943)
Net decrease	(951)	(10,034)	(8,900)	(91,882)
Class C
Subscriptions	31,665	329,458	100,590	1,059,458
Distributions reinvested	4,127	42,996	9,937	104,109
Redemptions	(139,962)	(1,458,187)	(213,792)	(2,219,056)
Net decrease	(104,170)	(1,085,733)	(103,265)	(1,055,489)
Class R4
Subscriptions	145,653	1,516,077	48,806	510,683
Distributions reinvested	3,334	34,703	7,846	82,211
Redemptions	(32,103)	(334,699)	(163,597)	(1,693,297)
Net increase (decrease)	116,884	1,216,081	(106,945)	(1,100,403)
Class Y
Subscriptions	12,421,382	130,051,069	973	10,000
Distributions reinvested	1,179	12,286	—	—
Redemptions	(858,404)	(8,932,358)	—	—
Net increase	11,564,157	121,130,997	973	10,000
Class Z
Subscriptions	715,151	7,447,060	4,436,223	46,507,866
Distributions reinvested	32,924	342,880	65,139	681,191
Redemptions	(13,558,683)	(141,552,797)	(7,095,034)	(73,213,969)
Net decrease	(12,810,608)	(133,762,857)	(2,593,672)	(26,024,912)
Total net decrease	(1,187,822)	(12,020,696)	(3,627,110)	(36,679,708)

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(c)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2017	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class A
10/31/2017 (c)	$10.33	0.13	0.06	0.19	(0.12)
4/30/2017	$10.70	0.25	(0.37)	(0.12)	(0.25)
4/30/2016	$10.58	0.27	0.12	0.39	(0.27)
4/30/2015	$10.61	0.28	(0.03)	0.25	(0.28)
4/30/2014	$10.94	0.30	(0.33)	(0.03)	(0.30)
4/30/2013	$10.84	0.28	0.10	0.38	(0.28)
Class C
10/31/2017 (c)	$10.33	0.09	0.06	0.15	(0.08)
4/30/2017	$10.70	0.17	(0.37)	(0.20)	(0.17)
4/30/2016	$10.58	0.19	0.12	0.31	(0.19)
4/30/2015	$10.61	0.20	(0.03)	0.17	(0.20)
4/30/2014	$10.94	0.22	(0.33)	(0.11)	(0.22)
4/30/2013	$10.83	0.20	0.11	0.31	(0.20)
Class R4
10/31/2017 (c)	$10.32	0.14	0.07	0.21	(0.14)
4/30/2017	$10.69	0.28	(0.37)	(0.09)	(0.28)
4/30/2016	$10.57	0.30	0.12	0.42	(0.30)
4/30/2015	$10.60	0.31	(0.03)	0.28	(0.31)
4/30/2014	$10.93	0.33	(0.33)	0.00 (e)	(0.33)
4/30/2013 (f)	$10.85	0.04	0.08	0.12	(0.04)
Class Y
10/31/2017 (c)	$10.35	0.14	0.07	0.21	(0.14)
4/30/2017 (g)	$10.28	0.05	0.07 (h)	0.12	(0.05)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.12)	$10.40	1.88%	0.90% (d)	0.81% (d)	2.36% (d)	6%	$18,860
(0.25)	$10.33	(1.11%)	0.96%	0.81%	2.39%	12%	$18,246
(0.27)	$10.70	3.77%	0.97%	0.81%	2.57%	11%	$27,616
(0.28)	$10.58	2.41%	0.98%	0.81%	2.67%	6%	$24,948
(0.30)	$10.61	(0.22%)	0.99%	0.81%	2.84%	3%	$27,797
(0.28)	$10.94	3.57%	0.97%	0.80%	2.59%	10%	$34,852

(0.08)	$10.40	1.49%	1.65% (d)	1.56% (d)	1.60% (d)	6%	$5,644
(0.17)	$10.33	(1.85%)	1.71%	1.56%	1.65%	12%	$6,682
(0.19)	$10.70	3.00%	1.73%	1.56%	1.82%	11%	$8,023
(0.20)	$10.58	1.65%	1.73%	1.56%	1.92%	6%	$7,227
(0.22)	$10.61	(0.96%)	1.74%	1.56%	2.09%	3%	$7,015
(0.20)	$10.94	2.89%	1.72%	1.55%	1.84%	10%	$8,683

(0.14)	$10.39	2.01%	0.65% (d)	0.56% (d)	2.61% (d)	6%	$3,466
(0.28)	$10.32	(0.86%)	0.71%	0.56%	2.64%	12%	$2,236
(0.30)	$10.69	4.03%	0.72%	0.56%	2.83%	11%	$3,458
(0.31)	$10.57	2.67%	0.74%	0.56%	2.92%	6%	$3,675
(0.33)	$10.60	0.03%	0.76%	0.56%	3.17%	3%	$1,737
(0.04)	$10.93	1.07%	0.60% (d)	0.52% (d)	2.98% (d)	10%	$3

(0.14)	$10.42	2.06%	0.56% (d)	0.48% (d)	2.79% (d)	6%	$120,563
(0.05)	$10.35	1.15%	0.55% (d)	0.42% (d)	2.87% (d)	12%	$10
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2017	17

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class Z
10/31/2017 (c)	$10.32	0.14	0.07	0.21	(0.14)
4/30/2017	$10.69	0.28	(0.37)	(0.09)	(0.28)
4/30/2016	$10.57	0.30	0.12	0.42	(0.30)
4/30/2015	$10.60	0.31	(0.03)	0.28	(0.31)
4/30/2014	$10.93	0.32	(0.32)	0.00 (e)	(0.33)
4/30/2013	$10.83	0.31	0.10	0.41	(0.31)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended October 31, 2017 (unaudited).
(d)	Annualized.
(e)	Rounds to zero.
(f)	Class R4 shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(g)	Class Y shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.14)	$10.39	2.00%	0.66% (d)	0.56% (d)	2.55% (d)	6%	$26,265
(0.28)	$10.32	(0.86%)	0.71%	0.56%	2.65%	12%	$158,327
(0.30)	$10.69	4.03%	0.73%	0.56%	2.82%	11%	$191,661
(0.31)	$10.57	2.67%	0.73%	0.56%	2.92%	6%	$149,878
(0.33)	$10.60	0.03%	0.74%	0.56%	3.09%	3%	$125,420
(0.31)	$10.93	3.83%	0.72%	0.55%	2.84%	10%	$165,833
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2017	19

Notes to Financial Statements
October 31, 2017 (Unaudited)
Note 1. Organization
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Class B shares of the Fund are no longer offered for sale. When available, Class B shares were subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Effective November 1, 2017, Class R4 shares were renamed Advisor Class shares.
Class Y shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Effective November 1, 2017, Class Y shares were renamed Institutional 3 Class shares.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Effective November 1, 2017, Class Z shares were renamed Institutional Class shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or
20	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2017 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
22	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Class Y shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Class Y shares. Prior to August 1, 2017, the limitation was 0.025% for Class Y shares.
For the six months ended October 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Class B	0.04 (a),(b)
Class C	0.12
Class R4	0.12
Class Y	0.01
Class Z	0.14

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2017, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a distribution and service fee for Class B shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended October 31, 2017, if any, are listed below:
Amount ($)
Class A	7,537
Class C	114
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2017 through August 31, 2018	Prior to September 1, 2017
Class A	0.81%	0.81%
Class C	1.56	1.56
Class R4	0.56	0.56
Class Y	0.49	0.42
Class Z	0.56	0.56
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
165,233,000	7,001,000	(437,000)	6,564,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	841,380	—	841,380
24	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $10,118,034 and $18,687,231, respectively, for the six months ended October 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended October 31, 2017.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At October 31, 2017, two unaffiliated shareholders of record owned 82.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
26	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2017

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia AMT-Free North Carolina Intermediate Muni Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2017	27

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was appropriate in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
28	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2017

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2017	29

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
30	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2017

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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR206_04_G01_(12/17)

SemiAnnual Report
October 31, 2017
Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund   |  Semiannual Report 2017

Columbia AMT-Free Maryland Intermediate Muni Bond Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia AMT-Free Maryland Intermediate Muni Bond Fund (the Fund) seeks current income exempt from U.S. federal income tax and Maryland individual income tax, consistent with moderate fluctuation of principal.
Portfolio management
Brian McGreevy
Co-portfolio manager
Managed Fund since 2011
Paul Fuchs, CFA
Co-portfolio manager
Managed Fund since 2016
Effective December 29, 2017, Mr. McGreevy will no longer manage the Fund. Paul Fuchs will continue as co-portfolio manager of the Fund and on December 29, 2017, Deborah Vargo will be added as a co-portfolio manager of the Fund.
Average annual total returns (%) (for the period ended October 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/01/90	1.96	1.46	1.86	3.18
	Including sales charges		-1.11	-1.55	1.24	2.86
Class C	Excluding sales charges	06/17/92	1.58	0.61	1.10	2.41
	Including sales charges		0.58	-0.38	1.10	2.41
Class R4*		03/19/13	2.09	1.72	2.10	3.30
Class Y*		03/01/17	2.15	1.70	1.91	3.20
Class Z		09/01/90	1.99	1.52	2.10	3.43
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			2.19	2.05	2.70	4.39
Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge (CDSC) for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class Y and Class Z shares were renamed Advisor Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at October 31, 2017)
AAA rating	9.9
AA rating	35.7
A rating	35.5
BBB rating	15.4
B rating	1.2
Not rated	2.3
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2017 — October 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,019.60	1,021.45	4.07	4.07	0.79
Class C	1,000.00	1,000.00	1,015.80	1,017.63	7.91	7.92	1.54
Class R4	1,000.00	1,000.00	1,020.90	1,022.73	2.78	2.78	0.54
Class Y	1,000.00	1,000.00	1,021.50	1,023.29	2.21	2.22	0.43
Class Z	1,000.00	1,000.00	1,019.90	1,022.63	2.88	2.89	0.56
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments
October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Municipal Bonds 97.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 1.6%
Maryland Environmental Service
Revenue Bonds
Mid Shore II Regional Landfill
Series 2011
11/01/2024	5.000%	1,030,000	1,138,469
Higher Education 5.9%
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Maryland Institute College of Art
Series 2012
06/01/2029	5.000%	1,000,000	1,112,130
Notre Dame of Maryland University
Series 2012
10/01/2032	5.000%	1,000,000	1,089,290
Montgomery County Authority
Refunding Revenue Bonds
Series 2014
05/01/2027	5.000%	500,000	585,650
Morgan State University
Refunding Revenue Bonds
Series 2012
07/01/2030	5.000%	150,000	167,880
University System of Maryland
Refunding Revenue Bonds
Series 2015A
04/01/2024	5.000%	1,000,000	1,199,040
Total			4,153,990
Hospital 23.4%
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Anne Arundel Health System
Series 2014
07/01/2029	5.000%	750,000	858,435
MedStar Health, Inc.
Series 2015
08/15/2033	5.000%	500,000	569,550
Mercy Medical Center
Series 2016A
07/01/2032	5.000%	600,000	671,016
Meritus Medical Center Issue
Series 2015
07/01/2027	5.000%	1,000,000	1,153,000
Peninsula Regional Medical Center
Series 2015
07/01/2032	5.000%	1,000,000	1,124,680
07/01/2034	5.000%	1,000,000	1,111,860
Series 2017B
07/01/2031	5.000%	1,000,000	1,171,240
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Maryland Medical System
Series 2015
07/01/2028	5.000%	500,000	586,290
Western Maryland Health System
Series 2014
07/01/2034	5.250%	1,500,000	1,663,215
Revenue Bonds
Carroll Hospital
Series 2012A
07/01/2026	5.000%	1,210,000	1,369,877
07/01/2027	5.000%	1,000,000	1,126,640
Johns Hopkins Health System
Series 2012
07/01/2028	5.000%	1,000,000	1,137,140
Johns Hopkins Health System
Series 2013C
05/15/2033	5.000%	1,500,000	1,727,910
MedStar Health
Series 2011
08/15/2022	5.000%	1,620,000	1,828,607
Maryland Health & Higher Educational Facilities Authority(a)
Refunding Revenue Bonds
Anne Arundel Health System
Series 2017
07/01/2029	5.000%	250,000	295,813
Total			16,395,273
Investor Owned 3.8%
Maryland Economic Development Corp.
Refunding Revenue Bonds
Potomac
Series 2009
09/01/2022	6.200%	2,500,000	2,668,950
Local Appropriation 2.1%
Howard County Housing Commission
Revenue Bonds
Roger Carter Recreation Center Project
Series 2011
06/01/2026	5.000%	585,000	644,916
Maryland State Transportation Authority
Refunding Revenue Bonds
Metrorail Parking Projects
Series 2014
07/01/2023	4.000%	750,000	829,860
Total			1,474,776

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 9.7%
City of Baltimore
Unlimited General Obligation Bonds
Consolidated Public Improvement
Series 2008A (AGM)
10/15/2022	5.000%	1,000,000	1,038,320
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvement
Series 2015
04/01/2027	5.000%	1,500,000	1,816,665
County of Frederick
Unlimited General Obligation Refunding Bonds
Public Facilities
Series 2006
11/01/2021	5.250%	2,500,000	2,881,325
County of Prince George’s
Unlimited General Obligation Bonds
Series 2017A
09/15/2029	3.000%	1,000,000	1,038,140
Total			6,774,450
Multi-Family 8.9%
Howard County Housing Commission
Revenue Bonds
Gateway Village Apartments
Series 2016
06/01/2031	4.000%	870,000	924,940
General Capital Improvement Program
Series 2015
06/01/2032	4.000%	750,000	781,920
Woodfield Oxford Square Apartments
Series 2017
12/01/2029	5.000%	555,000	657,731
Maryland Economic Development Corp.
Refunding Revenue Bonds
University of Maryland Baltimore County Student Housing
Series 2016 (AGM)
07/01/2030	5.000%	725,000	856,094
University of Maryland College Park Student Housing
Series 2016 (AGM)
06/01/2030	5.000%	875,000	1,031,870
Revenue Bonds
Salisbury University Project
Series 2012
06/01/2027	5.000%	1,100,000	1,201,354
Towson University Project
Senior Series 2012
07/01/2027	5.000%	700,000	777,546
Total			6,231,455
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 0.4%
Guam Power Authority(b)
Refunding Revenue Bonds
Series 2012A (AGM)
10/01/2024	5.000%	220,000	247,988
Other Bond Issue 4.4%
City of Baltimore
Refunding Revenue Bonds
Convention Center Hotel
Series 2017
09/01/2028	5.000%	750,000	893,753
County of Montgomery
Revenue Bonds
Department of Liquor Control
Series 2009A
04/01/2022	5.000%	2,055,000	2,162,641
Maryland Community Development Administration
Revenue Bonds
Capital Fund Securitization
Series 2003 (AGM)
07/01/2021	4.400%	40,000	40,101
Total			3,096,495
Other Industrial Development Bond 1.2%
Maryland Economic Development Corp.
Refunding Revenue Bonds
CNX Marine Terminals, Inc.
Series 2010
09/01/2025	5.750%	800,000	844,968
Refunded / Escrowed 6.2%
City of Baltimore
Revenue Bonds
Water Project
Series 1994A Escrowed to Maturity (FGIC)
07/01/2024	5.000%	1,400,000	1,629,530
Maryland Health & Higher Educational Facilities Authority
Prerefunded 01/01/17 Revenue Bonds
King Farm Presbyterian Community
Series 2007A
01/01/2027	5.250%	1,000,000	1,002,250
State of Maryland
Prerefunded 03/01/23 Unlimited General Obligation Bonds
Series 2015A
03/01/2027	4.000%	1,500,000	1,686,480
Total			4,318,260

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 5.2%
City of Gaithersburg
Refunding Revenue Bonds
Asbury Obligation Group
Series 2009B
01/01/2023	6.000%	1,250,000	1,351,175
County of Baltimore
Refunding Revenue Bonds
Oak Crest Village, Inc.
Series 2016
01/01/2029	5.000%	500,000	585,735
County of Howard
Refunding Revenue Bonds
Columbia Vantage House Corp.
Series 2017
04/01/2026	5.000%	500,000	536,120
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Charlestown Community
Series 2016A
01/01/2028	5.000%	1,000,000	1,192,770
Total			3,665,800
Single Family 0.9%
Maryland Community Development Administration Housing
Revenue Bonds
Series 2016
03/01/2036	3.250%	600,000	606,558
Special Non Property Tax 6.0%
Maryland Stadium Authority
Revenue Bonds
Baltimore City Public Schools
Series 2016
05/01/2029	5.000%	1,800,000	2,144,088
05/01/2030	5.000%	500,000	591,800
State of Maryland Department of Transportation
Revenue Bonds
3rd Series 2015
12/15/2026	4.000%	1,000,000	1,120,760
Territory of Guam(b)
Revenue Bonds
Series 2011A
01/01/2031	5.000%	350,000	368,757
Total			4,225,405
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 6.7%
Anne Arundel County Consolidated District
Special Tax Refunding Bonds
Villages of Dorchester & Farmington
Series 2013
07/01/2023	5.000%	225,000	262,940
07/01/2024	5.000%	500,000	581,970
City of Baltimore
Refunding Tax Allocation Bonds
Consolidated Tax Projects
Series 2015
06/15/2027	5.000%	520,000	589,004
County of Frederick
Special Tax Bonds
Urbana Community Development Authority
Series 2010A
07/01/2025	5.000%	2,500,000	2,715,975
County of Montgomery
Refunding Special Tax Bonds
West Germantown Development District
Series 2014
07/01/2025	4.000%	485,000	540,416
Total			4,690,305
State Appropriated 4.3%
Maryland Economic Development Corp.
Refunding Revenue Bonds
Department of Transportation Headquarters
Series 2010
06/01/2022	4.500%	2,675,000	3,025,131
State General Obligation 1.6%
State of Maryland
Unlimited General Obligation Bonds
Series 2017A
08/01/2030	4.000%	500,000	561,745
Unlimited General Obligation Refunding Bonds
Series 2015B
08/01/2024	4.000%	500,000	572,660
Total			1,134,405
Transportation 1.8%
Washington Metropolitan Area Transit Authority
Refunding Revenue Bonds
Series 2017A-1
07/01/2029	5.000%	1,000,000	1,227,870
Water & Sewer 3.4%
City of Baltimore
Subordinated Revenue Bonds
Series 2014A
07/01/2032	5.000%	1,000,000	1,160,170

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wastewater Project
Series 2017A
07/01/2031	5.000%	1,000,000	1,193,640
Total			2,353,810
Total Municipal Bonds (Cost $65,123,859)			68,274,358
Total Investments (Cost: $65,123,859)	68,274,358
Other Assets & Liabilities, Net	1,722,544
Net Assets	69,996,902

Notes to Portfolio of Investments
(a)	Represents a security purchased on a when-issued basis.
(b)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2017, the value of these securities amounted to $616,745, which represents 0.88% of net assets.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Municipal Bonds	—	68,274,358	—	68,274,358
Total Investments	—	68,274,358	—	68,274,358
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2017	9

Statement of Assets and Liabilities
October 31, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$65,123,859
Investments in unaffiliated issuers, at value	68,274,358
Cash	1,253,226
Receivable for:
Capital shares sold	149,935
Interest	929,782
Expense reimbursement due from Investment Manager	320
Prepaid expenses	2,260
Other assets	461
Total assets	70,610,342
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	297,687
Capital shares purchased	9,676
Distributions to shareholders	164,807
Management services fees	900
Distribution and/or service fees	174
Transfer agent fees	2,554
Compensation of board members	113,037
Compensation of chief compliance officer	8
Other expenses	24,597
Total liabilities	613,440
Net assets applicable to outstanding capital stock	$69,996,902
Represented by
Paid in capital	66,283,991
Undistributed net investment income	238,450
Accumulated net realized gain	323,962
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	3,150,499
Total - representing net assets applicable to outstanding capital stock	$69,996,902
Class A
Net assets	$14,439,648
Shares outstanding	1,352,503
Net asset value per share	$10.68
Maximum offering price per share(a)	$11.01
Class C
Net assets	$2,750,443
Shares outstanding	257,551
Net asset value per share	$10.68
Class R4
Net assets	$295,016
Shares outstanding	27,625
Net asset value per share	$10.68
Class Y
Net assets	$44,610,880
Shares outstanding	4,165,262
Net asset value per share	$10.71
Class Z
Net assets	$7,900,915
Shares outstanding	740,153
Net asset value per share	$10.67

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended October 31, 2017 (Unaudited)
Net investment income
Income:
Interest	$1,238,094
Total income	1,238,094
Expenses:
Management services fees	173,817
Distribution and/or service fees
Class A	18,913
Class B(a)	26
Class C	14,236
Transfer agent fees
Class A	9,778
Class B(a)	4
Class C	1,836
Class R4	112
Class Y	825
Class Z	27,718
Compensation of board members	12,374
Custodian fees	713
Printing and postage fees	6,164
Registration fees	6,585
Audit fees	15,992
Legal fees	4,185
Compensation of chief compliance officer	8
Other	4,988
Total expenses	298,274
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(72,022)
Expense reduction	(20)
Total net expenses	226,232
Net investment income	1,011,862
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	340,291
Net realized gain	340,291
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	173,947
Net change in unrealized appreciation (depreciation)	173,947
Net realized and unrealized gain	514,238
Net increase in net assets resulting from operations	$1,526,100

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets
	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017 (a)
Operations
Net investment income	$1,011,862	$2,425,412
Net realized gain	340,291	83,953
Net change in unrealized appreciation (depreciation)	173,947	(3,079,707)
Net increase (decrease) in net assets resulting from operations	1,526,100	(570,342)
Distributions to shareholders
Net investment income
Class A	(191,369)	(432,259)
Class B(b)	(48)	(513)
Class C	(25,416)	(48,648)
Class R4	(2,669)	(857)
Class Y	(261,697)	(49)
Class Z	(519,192)	(1,947,621)
Total distributions to shareholders	(1,000,391)	(2,429,947)
Decrease in net assets from capital stock activity	(6,270,379)	(14,715,705)
Total decrease in net assets	(5,744,670)	(17,715,994)
Net assets at beginning of period	75,741,572	93,457,566
Net assets at end of period	$69,996,902	$75,741,572
Undistributed net investment income	$238,450	$226,979

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2017 (Unaudited)		April 30, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(b)
Subscriptions (c)	26,593	284,917	106,251	1,147,040
Distributions reinvested	7,323	78,357	17,202	184,611
Redemptions	(107,461)	(1,153,586)	(381,477)	(4,045,942)
Net decrease	(73,545)	(790,312)	(258,024)	(2,714,291)
Class B(b)
Subscriptions	—	—	7	85
Distributions reinvested	—	—	23	245
Redemptions (c)	(932)	(10,067)	(3,043)	(31,891)
Net decrease	(932)	(10,067)	(3,013)	(31,561)
Class C
Subscriptions	7,964	85,156	54,263	582,482
Distributions reinvested	1,751	18,740	3,534	37,881
Redemptions	(16,835)	(180,350)	(35,049)	(371,820)
Net increase (decrease)	(7,120)	(76,454)	22,748	248,543
Class R4
Subscriptions	19,362	207,849	8,087	85,000
Distributions reinvested	236	2,527	55	579
Redemptions	(40)	(420)	(1,011)	(10,679)
Net increase	19,558	209,956	7,131	74,900
Class Y
Subscriptions	4,299,441	46,261,924	948	10,000
Distributions reinvested	100	1,068	—	—
Redemptions	(135,227)	(1,456,669)	—	—
Net increase	4,164,314	44,806,323	948	10,000
Class Z
Subscriptions	61,815	661,127	1,563,041	16,864,850
Distributions reinvested	8,881	95,018	16,480	176,823
Redemptions	(4,770,971)	(51,165,970)	(2,779,018)	(29,344,969)
Net decrease	(4,700,275)	(50,409,825)	(1,199,497)	(12,303,296)
Total net decrease	(598,000)	(6,270,379)	(1,429,707)	(14,715,705)

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(c)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2017	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class A
10/31/2017 (c)	$10.61	0.14	0.07	0.21	(0.14)
4/30/2017	$10.90	0.27	(0.29)	(0.02)	(0.27)
4/30/2016	$10.81	0.29	0.09	0.38	(0.29)
4/30/2015	$10.80	0.31	0.01	0.32	(0.31)
4/30/2014	$11.14	0.32	(0.34)	(0.02)	(0.32)
4/30/2013	$11.05	0.30	0.09	0.39	(0.30)
Class C
10/31/2017 (c)	$10.61	0.10	0.07	0.17	(0.10)
4/30/2017	$10.90	0.19	(0.29)	(0.10)	(0.19)
4/30/2016	$10.81	0.21	0.09	0.30	(0.21)
4/30/2015	$10.80	0.23	0.01	0.24	(0.23)
4/30/2014	$11.14	0.24	(0.34)	(0.10)	(0.24)
4/30/2013	$11.05	0.22	0.09	0.31	(0.22)
Class R4
10/31/2017 (c)	$10.61	0.15	0.07	0.22	(0.15)
4/30/2017	$10.90	0.30	(0.29)	0.01	(0.30)
4/30/2016	$10.81	0.32	0.09	0.41	(0.32)
4/30/2015	$10.80	0.34	0.01	0.35	(0.34)
4/30/2014	$11.14	0.34	(0.34)	0.00 (f)	(0.34)
4/30/2013 (g)	$11.06	0.04	0.08	0.12	(0.04)
Class Y
10/31/2017 (c)	$10.64	0.16	0.07	0.23	(0.16)
4/30/2017 (h)	$10.55	0.05	0.09 (i)	0.14	(0.05)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.14)	$10.68	1.96%	0.99% (d)	0.79% (d),(e)	2.56% (d)	6%	$14,440
(0.27)	$10.61	(0.19%)	1.01%	0.81%	2.50%	20%	$15,125
(0.29)	$10.90	3.60%	1.04%	0.81% (e)	2.72%	13%	$18,362
(0.31)	$10.81	3.00%	1.04%	0.81% (e)	2.87%	10%	$20,593
(0.32)	$10.80	(0.16%)	1.05%	0.81% (e)	2.94%	2%	$20,973
(0.30)	$11.14	3.58%	1.01%	0.81% (e)	2.72%	15%	$23,767

(0.10)	$10.68	1.58%	1.74% (d)	1.54% (d),(e)	1.80% (d)	6%	$2,750
(0.19)	$10.61	(0.93%)	1.76%	1.56%	1.76%	20%	$2,807
(0.21)	$10.90	2.83%	1.79%	1.56% (e)	1.97%	13%	$2,638
(0.23)	$10.81	2.23%	1.79%	1.56% (e)	2.11%	10%	$2,796
(0.24)	$10.80	(0.90%)	1.80%	1.56% (e)	2.19%	2%	$2,666
(0.22)	$11.14	2.81%	1.76%	1.56% (e)	1.96%	15%	$2,939

(0.15)	$10.68	2.09%	0.73% (d)	0.54% (d),(e)	2.82% (d)	6%	$295
(0.30)	$10.61	0.07%	0.72%	0.54%	2.87%	20%	$86
(0.32)	$10.90	3.86%	0.77%	0.56% (e)	2.97%	13%	$10
(0.34)	$10.81	3.25%	0.78%	0.56% (e)	3.12%	10%	$10
(0.34)	$10.80	0.08%	0.81%	0.56% (e)	3.24%	2%	$10
(0.04)	$11.14	1.06%	0.71% (d)	0.55% (d)	2.97% (d)	15%	$3

(0.16)	$10.71	2.15%	0.64% (d)	0.43% (d)	3.01% (d)	6%	$44,611
(0.05)	$10.64	1.35%	0.58% (d)	0.42% (d)	3.05% (d)	20%	$10
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2017	15

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class Z
10/31/2017 (c)	$10.61	0.15	0.06	0.21	(0.15)
4/30/2017	$10.90	0.29	(0.28)	0.01	(0.30)
4/30/2016	$10.81	0.32	0.09	0.41	(0.32)
4/30/2015	$10.80	0.34	0.01	0.35	(0.34)
4/30/2014	$11.14	0.34	(0.34)	0.00 (f)	(0.34)
4/30/2013	$11.05	0.33	0.09	0.42	(0.33)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended October 31, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	Class R4 shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(h)	Class Y shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(i)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.15)	$10.67	1.99%	0.74% (d)	0.56% (d),(e)	2.75% (d)	6%	$7,901
(0.30)	$10.61	0.06%	0.76%	0.56%	2.75%	20%	$57,704
(0.32)	$10.90	3.86%	0.79%	0.56% (e)	2.97%	13%	$72,405
(0.34)	$10.81	3.26%	0.79%	0.56% (e)	3.12%	10%	$68,033
(0.34)	$10.80	0.09%	0.79%	0.56% (e)	3.17%	2%	$63,765
(0.33)	$11.14	3.84%	0.76%	0.56% (e)	2.96%	15%	$110,105
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2017	17

Notes to Financial Statements
October 31, 2017 (Unaudited)
Note 1. Organization
Columbia AMT-Free Maryland Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Class B shares of the Fund are no longer offered for sale. When available, Class B shares were subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Effective November 1, 2017, Class R4 shares were renamed Advisor Class shares.
Class Y shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Effective November 1, 2017, Class Y shares were renamed Institutional 3 Class shares.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Effective November 1, 2017, Class Z shares were renamed Institutional Class shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or
18	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2017 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
20	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Class Y shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Class Y shares. Prior to August 1, 2017, the limitation was 0.025% for Class Y shares.
For the six months ended October 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Class B	0.04 (a),(b)
Class C	0.13
Class R4	0.12
Class Y	0.01
Class Z	0.14

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2017, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a distribution and service fee for Class B shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended October 31, 2017, if any, are listed below:
Amount ($)
Class A	4,147
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2017 through August 31, 2018	Prior to September 1, 2017
Class A	0.81%	0.81%
Class C	1.56	1.56
Class R4	0.56	0.56
Class Y	0.43	0.42
Class Z	0.56	0.56
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
65,124,000	3,253,000	(103,000)	3,150,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at April 30, 2017 as arising on May 1, 2017.
Late year ordinary losses ($)	Post-October capital losses ($)
—	16,329
22	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,990,478 and $9,151,338, respectively, for the six months ended October 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended October 31, 2017.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At October 31, 2017, one unaffiliated shareholder of record owned 78.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
24	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2017

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia AMT-Free Maryland Intermediate Muni Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2017	25

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
26	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2017

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2017	27

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
28	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2017

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Columbia AMT-Free Maryland Intermediate Muni Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR190_04_G01_(12/17)

SemiAnnual Report
October 31, 2017
Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia AMT-Free Georgia Intermediate Muni Bond Fund   |  Semiannual Report 2017

Columbia AMT-Free Georgia Intermediate Muni Bond Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia AMT-Free Georgia Intermediate Muni Bond Fund (the Fund) seeks current income exempt from U.S. federal income tax and Georgia individual income tax, consistent with moderate fluctuation of principal.
Portfolio management
Brian McGreevy
Co-portfolio manager
Managed Fund since 2011
Paul Fuchs, CFA
Co-portfolio manager
Managed Fund since 2016
Effective December 29, 2017, Mr. McGreevy will no longer manage the Fund. Paul Fuchs will continue as co-portfolio manager of the Fund and on December 29, 2017, Deborah Vargo will be added as a co-portfolio manager of the Fund.
Average annual total returns (%) (for the period ended October 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/04/92	1.62	0.83	1.70	3.24
	Including sales charges		-1.40	-2.18	1.08	2.93
Class C	Excluding sales charges	06/17/92	1.15	0.08	0.94	2.47
	Including sales charges		0.15	-0.90	0.94	2.47
Class R4*		03/19/13	1.75	1.18	1.95	3.50
Class Y*		03/01/17	1.72	1.06	1.95	3.50
Class Z		03/01/92	1.75	1.08	1.95	3.50
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			2.19	2.05	2.70	4.39
Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge (CDSC) for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class Y and Class Z shares were renamed Advisor Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at October 31, 2017)
AAA rating	6.9
AA rating	52.3
A rating	34.4
BBB rating	4.3
Not rated	2.1
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2017 — October 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,016.20	1,021.35	4.16	4.17	0.81
Class C	1,000.00	1,000.00	1,011.50	1,017.53	8.00	8.02	1.56
Class R4	1,000.00	1,000.00	1,017.50	1,022.63	2.88	2.89	0.56
Class Y	1,000.00	1,000.00	1,017.20	1,023.19	2.31	2.32	0.45
Class Z	1,000.00	1,000.00	1,017.50	1,022.63	2.88	2.89	0.56
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments
October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Municipal Bonds 97.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 4.3%
City of Atlanta Department of Aviation
Refunding Revenue Bonds
General
Series 2010C
01/01/2025	5.000%	1,500,000	1,661,595
Revenue Bonds
Series 2012B
01/01/2027	5.000%	1,000,000	1,131,230
Total			2,792,825
Higher Education 9.7%
Atlanta Development Authority
Refunding Revenue Bonds
Panther Place LLC
Series 2017A
07/01/2028	5.000%	500,000	607,185
Bulloch County Development Authority
Refunding Revenue Bonds
Georgia Southern University Housing Foundation
Series 2012 (AGM)
08/01/2027	5.000%	500,000	563,485
Georgia Southern University Housing Foundation Four LLC
Series 2017
07/01/2034	5.000%	500,000	579,240
Carrollton Payroll Development Authority
Refunding Revenue Bonds
Anticipation Certificates - UWG Campus Center
Series 2012 (AGM)
08/01/2025	5.000%	800,000	910,488
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	1,000,000	1,161,900
Gwinnett County Development Authority
Refunding Revenue Bonds
Georgia Gwinnett College Student Housing
Series 2017
07/01/2034	5.000%	1,000,000	1,163,930
Richmond County Development Authority
Refunding Revenue Bonds
ASU Jaguar Student Housing
Series 2012 (AGM)
02/01/2027	5.000%	750,000	851,115
Georgia Regents University Cancer Center
Series 2014 (AGM)
12/15/2032	5.000%	425,000	496,302
Total			6,333,645
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 11.9%
Carroll City-County Hospital Authority
Refunding Revenue Bonds
Tanner Medical Center, Inc. Project
Series 2016
07/01/2030	4.000%	1,000,000	1,070,740
Cedartown Polk County Hospital Authority
Revenue Bonds
Floyd Healthcare Polk Medical Center
RAC Series 2016
07/01/2034	5.000%	490,000	545,664
DeKalb Private Hospital Authority
Revenue Bonds
Children’s Healthcare
Series 2009
11/15/2017	5.000%	320,000	320,536
Fayette County Hospital Authority
Revenue Bonds
Fayette Community Hospital
Series 2009A
06/15/2023	5.250%	2,000,000	2,126,020
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System Project
Series 2017
02/15/2030	5.000%	300,000	350,325
Gwinnett County Hospital Authority
Revenue Bonds
Gwinnet Hospital System
Series 2007A (AGM)
07/01/2023	5.000%	2,000,000	2,118,620
Richmond County Hospital Authority
Refunding Revenue Bonds
University Health Services, Inc. Project
Series 2016
01/01/2028	5.000%	1,000,000	1,188,760
Total			7,720,665
Investor Owned 0.8%
Bartow County Development Authority
Refunding Revenue Bonds
Georgia Power Co. Plant Bowen Project
Series 2017
09/01/2029	2.050%	500,000	499,225
Joint Power Authority 4.1%
Municipal Electric Authority of Georgia
Refunding Revenue Bonds
Project One
Subordinated Series 2015A
01/01/2032	5.000%	1,000,000	1,139,090

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Project One
Subordinated Series 2008A
01/01/2021	5.250%	1,395,000	1,550,989
Total			2,690,079
Local Appropriation 1.5%
Atlanta Public Safety & Judicial Facilities Authority
Refunding Revenue Bonds
Public Safety Facility Project
Series 2016
12/01/2024	5.000%	580,000	701,574
Macon-Bibb County Urban Development Authority
Refunding Revenue Bonds
Macon-Bibb County Public Project
Series 2017
12/01/2032	5.000%	200,000	240,550
Total			942,124
Local General Obligation 25.7%
Cherokee County Board of Education
Unlimited General Obligation Bonds
Series 2014A
08/01/2030	5.000%	1,000,000	1,167,140
City of Atlanta
Unlimited General Obligation Refunding Bonds
Series 2014A
12/01/2026	5.000%	500,000	602,960
City of Decatur
Unlimited General Obligation Bonds
Series 2016
08/01/2029	4.000%	750,000	839,985
Columbia County School District
Unlimited General Obligation Bonds
Series 2015
10/01/2022	5.000%	1,000,000	1,166,740
County of Columbia
Unlimited General Obligation Bonds
Sales Tax
Series 2015
04/01/2022	5.000%	285,000	329,161
County of DeKalb
Unlimited General Obligation Refunding Bonds
Special Transportation - Parks Greenspace
Series 2016
12/01/2027	5.000%	750,000	920,602
Forsyth County School District
Unlimited General Obligation Bonds
Series 2014
02/01/2028	5.000%	1,000,000	1,177,900
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Gwinnett County School District
Unlimited General Obligation Refunding Bonds
Series 2010
02/01/2024	5.000%	1,500,000	1,801,035
Henry County School District
Unlimited General Obligation Bonds
Series 2016
08/01/2032	4.000%	1,000,000	1,094,120
Jefferson City School District
Unlimited General Obligation Refunding Bonds
Series 2017
02/01/2031	4.000%	500,000	549,510
Pierce County School District
Unlimited General Obligation Bonds
Series 2017
01/01/2032	4.000%	425,000	466,021
Sandy Springs Public Facilities Authority
Revenue Bonds
City Center Project
Series 2015
05/01/2028	5.000%	1,000,000	1,219,390
Savannah-Chatham County School District
Unlimited General Obligation Refunding Bonds
Series 2004 (AGM)
08/01/2019	5.250%	2,000,000	2,143,200
South Fulton Municipal Regional Water & Sewer Authority
Refunding Revenue Bonds
Series 2014
01/01/2031	5.000%	1,000,000	1,143,190
Winder-Barrow Industrial Building Authority
Refunding Revenue Bonds
City of Winder Project
Series 2012 (AGM)
12/01/2024	5.000%	1,900,000	2,137,348
Total			16,758,302
Multi-Family 1.6%
Cobb County Development Authority
Refunding Revenue Bonds
Kennesaw State University
Junior Subordinated Series 2014
07/15/2029	5.000%	980,000	1,071,385
Municipal Power 0.4%
Guam Power Authority(a)
Refunding Revenue Bonds
Series 2012A (AGM)
10/01/2024	5.000%	220,000	247,988

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 0.9%
Columbus Housing Authority
Revenue Bonds
Eagles Trace Apartments Project
Series 2015
12/01/2025	3.250%	620,000	585,844
Prep School 0.4%
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2027	5.000%	250,000	279,240
Prepaid Gas 0.5%
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2007A
09/15/2019	5.250%	295,000	315,314
Refunded / Escrowed 5.7%
DeKalb Newton & Gwinnett Counties Joint Development Authority
Prerefunded 07/01/19 Revenue Bonds
GGC Foundation LLC Project
Series 2009
07/01/2024	5.500%	2,500,000	2,678,675
Georgia State Road & Tollway Authority
Prerefunded 01/01/19 Revenue Bonds
Federal Highway Grant
Series 2009A
06/01/2021	5.000%	1,000,000	1,060,280
Total			3,738,955
Retirement Communities 0.8%
Fulton County Residential Care Facilities for the Elderly Authority
Refunding Revenue Bonds
Lenbrook Square Foundation, Inc.
Series 2016
07/01/2025	4.000%	500,000	543,630
Sales Tax 1.4%
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
3rd Indenture
Series 2014A
07/01/2024	5.000%	750,000	888,428
Single Family 1.6%
Georgia Housing & Finance Authority
Revenue Bonds
Series 2014B-1
12/01/2029	3.000%	1,000,000	1,008,690
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 3.1%
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Third Indenture
Series 2012A
07/01/2030	5.000%	1,500,000	1,726,095
Territory of Guam(a)
Revenue Bonds
Series 2011A
01/01/2031	5.000%	300,000	316,077
Total			2,042,172
Special Property Tax 6.7%
Atlanta & Fulton County Recreation Authority
Refunding Revenue Bonds
Park Improvement
Series 2014A
12/01/2028	5.000%	525,000	618,251
12/01/2033	5.000%	1,000,000	1,162,000
City of Atlanta
Refunding Tax Allocation Bonds
Atlanta Station Project
Series 2007 (AGM)
12/01/2020	5.250%	1,545,000	1,550,392
Eastside Project
Series 2016
01/01/2028	5.000%	300,000	352,161
01/01/2029	5.000%	300,000	350,241
01/01/2030	5.000%	300,000	347,622
Total			4,380,667
State General Obligation 1.9%
State of Georgia
Unlimited General Obligation Refunding Bonds
Series 2017C
07/01/2027	5.000%	1,000,000	1,261,400
Turnpike / Bridge / Toll Road 1.1%
Georgia State Road & Tollway Authority(b),(c)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	1,000,000	687,560
Water & Sewer 13.5%
Augusta Water & Sewerage Revenue(d)
Refunding Revenue Bonds
Series 2017
10/01/2029	3.000%	750,000	770,700

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cherokee County Water & Sewer Authority
Refunding Revenue Bonds
Series 2016
08/01/2031	5.000%	250,000	297,958
City of Atlanta Water & Wastewater
Refunding Revenue Bonds
Series 2015
11/01/2030	5.000%	1,000,000	1,186,470
Series 2017A
11/01/2034	5.000%	1,000,000	1,200,340
City of Columbus Water & Sewerage
Refunding Revenue Bonds
Series 2016
05/01/2032	5.000%	350,000	415,726
City of Gainesville Water & Sewerage
Refunding Revenue Bonds
Series 2014
11/15/2026	5.000%	1,500,000	1,795,065
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of DeKalb Water & Sewage
Refunding Revenue Bonds
Series 2006B
10/01/2021	5.250%	2,000,000	2,292,240
Villa Rica Public Facilities Authority
Refunding Revenue Bonds
Water & Sewer Project
Series 2015
03/01/2031	5.000%	750,000	868,567
Total			8,827,066
Total Municipal Bonds (Cost $61,323,961)			63,615,204

Total Investments (Cost: $61,323,961)	63,615,204
Other Assets & Liabilities, Net	1,570,840
Net Assets	65,186,044

Notes to Portfolio of Investments
(a)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2017, the value of these securities amounted to $564,065, which represents 0.87% of net assets.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2017, the value of these securities amounted to $687,560, which represents 1.05% of net assets.
(c)	Zero coupon bond.
(d)	Represents a security purchased on a when-issued basis.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Municipal Bonds	—	63,615,204	—	63,615,204
Total Investments	—	63,615,204	—	63,615,204
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2017	9

Statement of Assets and Liabilities
October 31, 2017 (Unaudited)
Assets
Investments in affiliated issuers, at cost	$61,323,961
Investments in unaffiliated issuers, at value	63,615,204
Cash	1,910,987
Receivable for:
Investments sold	35,569
Capital shares sold	58,101
Interest	873,274
Expense reimbursement due from Investment Manager	252
Prepaid expenses	2,245
Other assets	376
Total assets	66,496,008
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	777,968
Capital shares purchased	240,541
Distributions to shareholders	141,837
Management services fees	842
Distribution and/or service fees	215
Transfer agent fees	5,957
Compensation of board members	110,892
Compensation of chief compliance officer	8
Other expenses	31,704
Total liabilities	1,309,964
Net assets applicable to outstanding capital stock	$65,186,044
Represented by
Paid in capital	62,553,524
Undistributed net investment income	115,749
Accumulated net realized gain	225,528
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	2,291,243
Total - representing net assets applicable to outstanding capital stock	$65,186,044
Class A
Net assets	$17,187,254
Shares outstanding	1,638,397
Net asset value per share	$10.49
Maximum offering price per share(a)	$10.81
Class C
Net assets	$3,576,139
Shares outstanding	340,870
Net asset value per share	$10.49
Class R4
Net assets	$216,358
Shares outstanding	20,651
Net asset value per share	$10.48
Class Y
Net assets	$116,053
Shares outstanding	11,037
Net asset value per share	$10.51
Class Z
Net assets	$44,090,240
Shares outstanding	4,204,035
Net asset value per share	$10.49

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended October 31, 2017 (Unaudited)
Net investment income
Income:
Interest	$1,115,055
Total income	1,115,055
Expenses:
Management services fees	161,158
Distribution and/or service fees
Class A	22,287
Class B(a)	92
Class C	18,217
Transfer agent fees
Class A	12,331
Class B(a)	14
Class C	2,520
Class R4	177
Class Y	3
Class Z	32,368
Compensation of board members	12,209
Custodian fees	836
Printing and postage fees	5,964
Registration fees	1,169
Audit fees	17,438
Legal fees	4,159
Compensation of chief compliance officer	8
Other	4,839
Total expenses	295,789
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(63,252)
Total net expenses	232,537
Net investment income	882,518
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	380,790
Net realized gain	380,790
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(157,449)
Net change in unrealized appreciation (depreciation)	(157,449)
Net realized and unrealized gain	223,341
Net increase in net assets resulting from operations	$1,105,859

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets
	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017 (a)
Operations
Net investment income	$882,518	$2,020,144
Net realized gain (loss)	380,790	(33,598)
Net change in unrealized appreciation (depreciation)	(157,449)	(2,837,667)
Net increase (decrease) in net assets resulting from operations	1,105,859	(851,121)
Distributions to shareholders
Net investment income
Class A	(215,163)	(538,681)
Class B(b)	(157)	(1,564)
Class C	(30,489)	(82,024)
Class R4	(3,403)	(7,498)
Class Y	(543)	(49)
Class Z	(622,261)	(1,394,944)
Net realized gains
Class A	—	(121,817)
Class B(b)	—	(505)
Class C	—	(26,364)
Class R4	—	(1,501)
Class Z	—	(281,718)
Total distributions to shareholders	(872,016)	(2,456,665)
Decrease in net assets from capital stock activity	(4,479,784)	(5,348,816)
Total decrease in net assets	(4,245,941)	(8,656,602)
Net assets at beginning of period	69,431,985	78,088,587
Net assets at end of period	$65,186,044	$69,431,985
Undistributed net investment income	$115,749	$105,247

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2017 (Unaudited)		April 30, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(b)
Subscriptions (c)	39,800	419,867	324,953	3,540,943
Distributions reinvested	9,669	101,814	36,799	389,042
Redemptions	(222,060)	(2,322,618)	(423,385)	(4,422,404)
Net decrease	(172,591)	(1,800,937)	(61,633)	(492,419)
Class B(b)
Subscriptions	—	—	8	89
Distributions reinvested	10	111	159	1,681
Redemptions (c)	(5,638)	(59,614)	(8,459)	(90,569)
Net decrease	(5,628)	(59,503)	(8,292)	(88,799)
Class C
Subscriptions	32,086	338,999	32,466	349,629
Distributions reinvested	2,572	27,077	8,148	86,019
Redemptions	(50,744)	(534,572)	(142,622)	(1,490,856)
Net decrease	(16,086)	(168,496)	(102,008)	(1,055,208)
Class R4
Subscriptions	10,245	108,285	2,695	29,187
Distributions reinvested	311	3,267	822	8,668
Redemptions	(16,237)	(171,003)	(160)	(1,678)
Net increase (decrease)	(5,681)	(59,451)	3,357	36,177
Class Y
Subscriptions	10,539	111,720	961	10,000
Distributions reinvested	38	399	—	—
Redemptions	(501)	(5,261)	—	—
Net increase	10,076	106,858	961	10,000
Class Z
Subscriptions	311,281	3,280,096	890,510	9,547,486
Distributions reinvested	10,513	110,671	23,091	244,108
Redemptions	(558,796)	(5,889,022)	(1,280,672)	(13,550,161)
Net decrease	(237,002)	(2,498,255)	(367,071)	(3,758,567)
Total net decrease	(426,912)	(4,479,784)	(534,686)	(5,348,816)

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(c)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2017	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
10/31/2017 (c)	$10.45	0.13	0.04	0.17	(0.13)	—
4/30/2017	$10.88	0.27	(0.37)	(0.10)	(0.27)	(0.06)
4/30/2016	$10.81	0.29	0.11	0.40	(0.29)	(0.04)
4/30/2015	$10.82	0.31	0.01	0.32	(0.31)	(0.02)
4/30/2014	$11.21	0.31	(0.32)	(0.01)	(0.31)	(0.07)
4/30/2013	$11.18	0.31	0.04	0.35	(0.31)	(0.01)
Class C
10/31/2017 (c)	$10.46	0.09	0.03	0.12	(0.09)	—
4/30/2017	$10.88	0.19	(0.36)	(0.17)	(0.19)	(0.06)
4/30/2016	$10.81	0.21	0.11	0.32	(0.21)	(0.04)
4/30/2015	$10.82	0.23	0.01	0.24	(0.23)	(0.02)
4/30/2014	$11.22	0.23	(0.33)	(0.10)	(0.23)	(0.07)
4/30/2013	$11.18	0.23	0.04	0.27	(0.22)	(0.01)
Class R4
10/31/2017 (c)	$10.44	0.14	0.04	0.18	(0.14)	—
4/30/2017	$10.87	0.30	(0.38)	(0.08)	(0.29)	(0.06)
4/30/2016	$10.79	0.32	0.12	0.44	(0.32)	(0.04)
4/30/2015	$10.80	0.33	0.02	0.35	(0.34)	(0.02)
4/30/2014	$11.20	0.34	(0.33)	0.01	(0.34)	(0.07)
4/30/2013 (e)	$11.12	0.04	0.08	0.12	(0.04)	—
Class Y
10/31/2017 (c)	$10.48	0.15	0.03	0.18	(0.15)	—
4/30/2017 (f)	$10.41	0.05	0.07	0.12	(0.05)	—
Class Z
10/31/2017 (c)	$10.45	0.14	0.04	0.18	(0.14)	—
4/30/2017	$10.88	0.30	(0.37)	(0.07)	(0.30)	(0.06)
4/30/2016	$10.81	0.32	0.11	0.43	(0.32)	(0.04)
4/30/2015	$10.82	0.34	0.01	0.35	(0.34)	(0.02)
4/30/2014	$11.22	0.34	(0.33)	0.01	(0.34)	(0.07)
4/30/2013	$11.18	0.34	0.05	0.39	(0.34)	(0.01)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended October 31, 2017 (unaudited).
(d)	Annualized.
(e)	Class R4 shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(f)	Class Y shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.13)	$10.49	1.62%	0.99% (d)	0.81% (d)	2.45% (d)	8%	$17,187
(0.33)	$10.45	(0.93%)	1.03%	0.81%	2.54%	14%	$18,934
(0.33)	$10.88	3.78%	1.04%	0.81%	2.73%	13%	$20,377
(0.33)	$10.81	2.98%	1.06%	0.81%	2.83%	19%	$20,060
(0.38)	$10.82	0.02%	1.07%	0.81%	2.89%	5%	$16,728
(0.32)	$11.21	3.16%	1.03%	0.81%	2.77%	16%	$21,517

(0.09)	$10.49	1.15%	1.74% (d)	1.56% (d)	1.69% (d)	8%	$3,576
(0.25)	$10.46	(1.57%)	1.78%	1.56%	1.78%	14%	$3,733
(0.25)	$10.88	3.01%	1.79%	1.56%	1.98%	13%	$4,996
(0.25)	$10.81	2.21%	1.81%	1.56%	2.08%	19%	$4,612
(0.30)	$10.82	(0.82%)	1.82%	1.56%	2.14%	5%	$3,501
(0.23)	$11.22	2.48%	1.78%	1.56%	2.02%	16%	$4,301

(0.14)	$10.48	1.75%	0.74% (d)	0.56% (d)	2.68% (d)	8%	$216
(0.35)	$10.44	(0.68%)	0.77%	0.56%	2.79%	14%	$275
(0.36)	$10.87	4.14%	0.79%	0.56%	2.98%	13%	$250
(0.36)	$10.79	3.24%	0.81%	0.56%	3.09%	19%	$220
(0.41)	$10.80	0.18%	0.88%	0.56%	3.21%	5%	$37
(0.04)	$11.20	1.07%	0.72% (d)	0.53% (d)	3.12% (d)	16%	$3

(0.15)	$10.51	1.72%	0.64% (d)	0.45% (d)	2.82% (d)	8%	$116
(0.05)	$10.48	1.17%	0.64% (d)	0.43% (d)	3.04% (d)	14%	$10

(0.14)	$10.49	1.75%	0.74% (d)	0.56% (d)	2.69% (d)	8%	$44,090
(0.36)	$10.45	(0.68%)	0.78%	0.56%	2.79%	14%	$46,421
(0.36)	$10.88	4.04%	0.79%	0.56%	2.98%	13%	$52,315
(0.36)	$10.81	3.24%	0.81%	0.56%	3.09%	19%	$54,037
(0.41)	$10.82	0.18%	0.82%	0.56%	3.14%	5%	$58,973
(0.35)	$11.22	3.51%	0.78%	0.56%	3.02%	16%	$73,154
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2017	15

Notes to Financial Statements
October 31, 2017 (Unaudited)
Note 1. Organization
Columbia AMT-Free Georgia Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Class B shares of the Fund are no longer offered for sale. When available, Class B shares were subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Effective November 1, 2017, Class R4 shares were renamed Advisor Class shares.
Class Y shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Effective November 1, 2017, Class Y shares were renamed Institutional 3 Class shares.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Effective November 1, 2017, Class Z shares were renamed Institutional Class shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or
16	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2017	17

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2017 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
18	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Class Y shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Class Y shares. Prior to August 1, 2017, the limitation was 0.025% for Class Y shares.
For the six months ended October 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Class B	0.04 (a),(b)
Class C	0.14
Class R4	0.14
Class Y	0.02
Class Z	0.14

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2017, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a distribution and service fee for Class B shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended October 31, 2017, if any, are listed below:
Amount ($)
Class A	182
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2017 through August 31, 2018	Prior to September 1, 2017
Class A	0.81%	0.81%
Class C	1.56	1.56
Class R4	0.56	0.56
Class Y	0.46	0.43
Class Z	0.56	0.56
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
61,324,000	2,497,000	(206,000)	2,291,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at April 30, 2017 as arising on May 1, 2017.
Late year ordinary losses ($)	Post-October capital losses ($)
—	155,262
20	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $5,282,806 and $10,204,312, respectively, for the six months ended October 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended October 31, 2017.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At October 31, 2017, one unaffiliated shareholder of record owned 69.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
22	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2017

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia AMT-Free Georgia Intermediate Muni Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2017	23

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
24	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2017

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2017	25

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
26	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2017

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Columbia AMT-Free Georgia Intermediate Muni Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR152_04_G01_(12/17)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 21, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 21, 2017